--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statements of Investments:

     Total Return Fund......................................    2

     Capital Appreciation Fund..............................    4

     Government Bond Fund...................................    6

     Money Market Fund......................................    7

     Small Company Fund.....................................   10

     Income Fund............................................   22

     Strategic Growth Fund..................................   23

     Strategic Value Fund...................................   26

     Equity Income Fund.....................................   28

     High Income Bond Fund..................................   31

     Balanced Fund..........................................   36

     Multi Sector Bond Fund.................................   39

     Small Cap Value Fund...................................   43

     Global Equity Fund.....................................   46

     Select Advisers Mid Cap Fund...........................   54

Statements of Assets and Liabilities........................   58

Statements of Operations....................................   61

Statements of Changes in Net Assets.........................   64

Financial Highlights........................................   79

Notes to Financial Statements...............................   89

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              COMMON STOCK (96.6%)
              AEROSPACE (0.4%)
    216,800   Boeing Co. (The)               $    9,661,150
                                             --------------
              AUTO INDUSTRY (2.8%)
  1,276,500   Genuine Parts Co.                  44,119,031
    266,400   Magna International, Inc.
              Class A                            18,281,700
     66,666   Meritor Automotive, Inc.            1,599,984
                                             --------------
                                                 64,000,715
                                             --------------
              BUSINESS SERVICES (2.4%)
    681,000   FDX Corp.*                         42,732,750
  1,039,250   Olsten Corp.                       11,626,609
                                             --------------
                                                 54,359,359
                                             --------------
              CABLE (1.9%)
  1,052,000   Comcast Corp. Class A              42,704,572
                                             --------------
              CHEMICALS (4.6%)
    220,000   Air Products & Chemicals,
              Inc.                                8,800,000
    522,400   Du Pont (E.I.) De Nemours &
              Co.                                38,984,100
    446,000   Monsanto Co.                       24,920,250
    455,000   PPG Industries, Inc.               31,650,938
                                             --------------
                                                104,355,288
                                             --------------
              COMPUTER EQUIPMENT (4.9%)
    892,000   Hewlett-Packard Co.*               53,408,500
    500,000   International Business
              Machines Corp.                     57,406,250
                                             --------------
                                                110,814,750
                                             --------------
              COMPUTERS/SOFTWARE & SERVICES (3.0%)
    570,000   Electronic Data Systems Corp.      22,800,000
  1,325,100   First Data Corp.                   44,142,394
                                             --------------
                                                 66,942,394
                                             --------------
              CONGLOMERATES (3.7%)
    305,300   Honeywell, Inc.                    25,511,631
    556,000   Philips Electronics NV             47,260,000
    353,900   Premark International, Inc.        11,413,275
                                             --------------
                                                 84,184,906
                                             --------------

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              DRUGS (10.3%)
    400,000   Allergan, Inc.                 $   18,550,000
     20,000   Allergan Specialty
              Therapeutics, Inc.                    205,000
    180,000   Bristol-Meyers Squibb Co.          20,688,750
    725,000   Glaxo Wellcome PLC ADR             43,364,063
    200,000   Merck & Co., Inc.                  26,750,000
    160,000   Schering-Plough Corp.              14,660,000
  1,566,000   Warner-Lambert Co.                108,641,250
                                             --------------
                                                232,859,063
                                             --------------
              ELECTRONICS (0.1%)
    177,000   Woodhead Industries, Inc.           2,721,375
                                             --------------
              FINANCIAL/BANKS (6.5%)
     57,500   Banc One Corp.                      3,209,219
    130,000   Bankers Trust Corp.                15,088,125
    320,000   First Chicago NBD Corp.            28,360,000
    519,000   First Union Corp.                  30,231,750
    779,800   Mellon Bank Corp.                  54,293,575
    140,000   Morgan, J P & Co., Inc.            16,397,500
                                             --------------
                                                147,580,169
                                             --------------
              FINANCIAL/INSURANCE (9.0%)
    730,000   Allstate Corp.                     66,840,625
    325,000   Chubb Corp.                        26,121,875
  1,478,100   Equitable Cos., Inc.              110,765,118
                                             --------------
                                                203,727,618
                                             --------------
              FINANCIAL SERVICES/MISCELLANEOUS (7.5%)
     78,625   Associates First Capital
              Corp.                               6,044,297
    638,139   Bear Stearns Cos., Inc.            36,294,156
    750,000   Fannie Mae                         45,562,500
    700,000   Merrill Lynch & Co., Inc.          64,575,000
    165,000   Morgan Stanley Dean Witter
              Discover & Co.*                    15,076,875
                                             --------------
                                                167,552,828
                                             --------------
              FOOD/GRAIN AND AGRICULTURE (2.9%)
  3,353,078   Archer Daniels-Midland Co.         64,965,886
                                             --------------
              FOOD & BEVERAGE (8.7%)
    504,700   Heinz (H.J.) Co.                   28,326,287
    500,000   PepsiCo, Inc.                      20,593,750
  1,090,000   Philip Morris Cos., Inc.           42,918,750
    303,000   Ralston-Ralston Purina Group       35,394,188
    925,000   Sara Lee Corp.                     51,742,187
    335,000   Seagram Co. Ltd.                   13,714,063
    108,200   Universal Foods Corp.               2,400,688
                                             --------------
                                                195,089,913
                                             --------------

 2              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                           VALUE
-----------------------------------------------------------
              HEALTH CARE SERVICES (1.3%)
    989,400   Columbia/HCA Healthcare Corp.  $   28,816,275
                                             --------------
              MACHINERY & CAPITAL GOODS (0.6%)
    120,000   Emerson Electric Co.                7,245,000
    130,000   Nordson Corp.                       6,110,000
                                             --------------
                                                 13,355,000
                                             --------------
              MEDICAL PRODUCTS (1.5%)
    450,000   Johnson & Johnson Co.              33,187,500
                                             --------------
              OIL & GAS (13.7%)
    740,000   Amoco Corp.                        30,802,500
    536,200   Burlington Resources, Inc.         23,090,113
    580,000   Exxon Corp.                        41,361,250
    917,800   Mobil Corp.                        70,326,425
    740,000   Royal Dutch Petroleum Co.          40,561,250
    450,000   Texaco, Inc.                       26,859,374
  1,108,460   Union Pacific Resources
              Group, Inc.                        19,467,329
  1,660,000   Williams Cos., Inc. (The)          56,025,000
                                             --------------
                                                308,493,241
                                             --------------
              POLLUTION CONTROL (1.2%)
    750,000   Waste Management, Inc.             26,250,000
                                             --------------
              PRINTING & PUBLISHING (1.9%)
    153,200   Nielsen Media Research, Inc.        9,651,600
    753,200   R. H. Donnelley Corp.              27,115,200
    217,600   Reader's Digest Association,
              Inc. Class B                        5,902,400
                                             --------------
                                                 42,669,200
                                             --------------
              RETAIL (1.1%)
    420,000   Sears, Roebuck & Co.               25,646,250
                                             --------------
              TELECOMMUNICATIONS (6.0%)
  1,217,100   360 Communications Co.*            38,947,200
    908,100   Cincinnati Bell, Inc.              25,994,363
  1,004,300   Sprint Corp.                       70,803,150
                                             --------------
                                                135,744,713
                                             --------------
              TRANSPORTATION (0.6%)
    293,000   Union Pacific Corp.                12,928,625
                                             --------------
              TOTAL COMMON STOCK
              (cost $1,338,318,472)          $2,178,610,790
                                             --------------

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AGENCY (2.8%)
$ 6,700,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.47%,
              07/10/98                       $    6,690,834
  6,000,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.48%,
              07/14/98                            5,988,127
 15,000,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.45%,
              07/15/98                           14,968,208
  8,000,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.43%,
              07/21/98                            7,975,680
 15,000,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.40%,
              07/30/98                           14,933,895
 12,000,000   Federal Home Loan Mortgage
              Corp., Discount Notes,
              5.45-5.47%, 07/31/98               11,945,292
                                             --------------
              TOTAL U.S. GOVERNMENT AGENCY
              (cost $62,503,206)                 62,502,036
                                             --------------
              REPURCHASE AGREEMENT (0.6%)
 13,452,000   Merrill Lynch MBS Tri-Party
              5.78%, 07/01/98,
              Collateralized by $13,346,030
              FHLMC Gold, 6.00 - 7.50%,
              06/01/10 - 06/01/13, and
              $5,087,984 FHLMC Gold Sinking
              Fund, 6.50 - 10.50%, 09/01/20
              -06/01/28, and $920,000 FHLMC
              MBS, 11.00%, 02/01/12, and
              $1,638,766 FHLMC MBS Sinking
              Fund, 8.50 - 12.75%, 09/01/09
              -08/01/17, market value
              $13,723,789 (cost
              $13,452,000)                       13,452,000
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,414,273,678)          $2,254,564,826
                                             ==============

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:
    ADR    American Depository Receipt
    FHLMC Federal Home Loan Mortgage Corporation
    MBS    Mortgage-Backed Securities
    NV      Naamloze Vennootschap (Dutch corporation)
    PLC     (British) Public Limited Company

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (94.3%)
              AUTO & AUTO PARTS (0.2%)
     52,058   Autoliv AB                       $  1,646,334
                                                -----------
              BUILDING (1.3%)
     66,200   Martin Marietta Materials, Inc.     2,979,000
     39,100   Masco Corp.                         2,365,550
     44,200   Vulcan Materials Co.                4,715,588
                                                -----------
                                                 10,060,138
                                                -----------
              CHEMICALS (4.5%)
    306,000   Millipore Corp.                     8,338,500
    234,100   Morton International, Inc.          5,852,500
    108,100   Outboard Marine Group               4,459,125
    255,852   Pall Corp.                          5,244,966
    324,620   Raychem Corp.                       9,596,579
                                                -----------
                                                 33,491,670
                                                -----------
              COMPUTER EQUIPMENT (1.7%)
    108,600   International Business Machines
              Corp.                              12,468,638
                                                -----------
              COMPUTERS/SOFTWARE & SERVICES
              (4.2%)
    540,000   First Data Corp.                   17,988,750
    350,000   Sungard Data System, Inc.*         13,431,250
                                                -----------
                                                 31,420,000
                                                -----------
              CONGLOMERATES (1.1%)
    242,700   Corning, Inc.                       8,433,825
                                                -----------
              DRUGS (14.7%)
    300,500   Allergan, Inc.                     13,935,688
    138,800   American Home Products Corp.        7,182,900
     75,000   Merck & Co., Inc.                  10,031,250
     40,000   Pfizer, Inc.                        4,347,500
    404,600   Schering-Plough Corp.              37,071,475
    553,200   Warner-Lambert Co.                 38,378,250
                                                -----------
                                                110,947,063
                                                -----------
              ELECTRICAL EQUIPMENT (4.6%)
    535,800   Black & Decker Corp.               32,683,800
     40,300   Maytag Corp.                        1,989,813
                                                -----------
                                                 34,673,613
                                                -----------
              ENTERTAINMENT (0.6%)
     42,177   Walt Disney Co. (The)               4,431,221
                                                -----------
              FINANCIAL/BANKS (12.5%)
    465,692   Banc One Corp.                     25,991,435
     63,504   Charter One Financial, Inc.         2,139,291
    313,600   Mellon Bank Corp.                  21,834,400

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              FINANCIAL/BANKS (CONTINUED)
    259,200   Pacific Century Financial Corp.  $  6,220,800
    124,239   U. S. Bancorp                       5,342,276
     87,400   Wells Fargo & Co.                  32,250,600
                                                -----------
                                                 93,778,802
                                                -----------
              FINANCIAL/INSURANCE (5.2%)
     64,800   Chubb Corp.                         5,208,300
    442,900   Horace Mann Educators Corp.        15,280,050
    545,400   Provident Cos., Inc.               18,816,300
                                                -----------
                                                 39,304,650
                                                -----------
              FINANCIAL/OTHER (5.9%)
    240,000   Associates First Capital Corp.     18,450,000
    388,900   Fannie Mae                         23,625,675
     34,300   MBIA, Inc.                          2,568,213
                                                -----------
                                                 44,643,888
                                                -----------
              FOOD & BEVERAGE (8.7%)
     40,800   Anheuser-Busch Cos., Inc.           1,925,250
    251,900   PepsiCo, Inc.                      10,375,131
    250,700   Philip Morris Cos., Inc.            9,871,313
    333,200   Quaker Oats Co.                    18,305,175
    152,700   Ralston-Ralston Purina Group       17,837,269
    120,885   Suiza Foods Corp.*                  7,215,323
                                                -----------
                                                 65,529,461
                                                -----------
              HOSPITAL SUPPLY (5.4%)
    144,075   Covance, Inc.*                      3,241,687
    205,000   Johnson & Johnson Co.              15,118,750
    453,637   Quest Diagnostics, Inc.*            9,923,309
    350,300   St. Jude Medical, Inc.*            12,895,419
                                                -----------
                                                 41,179,165
                                                -----------
              HOUSEHOLD PRODUCTS (1.0%)
     94,700   Avon Products, Inc.                 7,339,250
                                                -----------
              MACHINERY & CAPITAL GOODS (0.6%)
    120,000   U.S. Rentals, Inc.*                 4,732,500
                                               ------------
              OIL & GAS (1.5%)
    187,600   Texaco, Inc.                       11,197,375
                                                -----------
              PRINTING & PUBLISHING (14.9%)
    198,199   ACNielsen Corp.*                    5,004,525
    239,700   American Greetings Corp. Class
              A                                  12,209,718
     64,800   Belo (A. H.) Corp. Series A         1,579,500
    115,900   Gibson Greetings, Inc.*             2,897,500
    371,400   New York Times Co. Class A         29,433,450
    519,400   Nielsen Media Research, Inc.       32,722,200
    202,800   R. H. Donnelley Corp.               7,300,800
    279,300   Scripps Co. (E.W.) Class A         15,309,130

 4              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              PRINTING & PUBLISHING (CONTINUED)
     62,000   Tribune Co.                      $  4,266,375
      3,400   Washington Post Co. Class B         1,958,400
                                                -----------
                                                112,681,598
                                                -----------
              RESTAURANTS (1.8%)
    191,100   McDonald's Corp. Class A           13,185,900
                                                -----------
              RETAIL (1.4%)
     60,000   Tiffany & Co.                       2,880,000
    130,900   Wal-Mart Stores, Inc.               7,952,175
                                                -----------
                                                 10,832,175
                                                -----------
              TELECOMMUNICATIONS (1.8%)
    353,700   360 Communications Co.*            11,318,400
     39,800   Airtouch Communications, Inc.       2,325,813
                                                -----------
                                                 13,644,213
                                                -----------
              TOYS (0.7%)
    121,835   Mattel, Inc.                        5,155,143
                                                -----------
              TOTAL COMMON STOCK
              (cost $490,926,772)               710,776,622
                                                -----------

-----------------------------------------------------------
PRINCIPAL
-----------------------------------------------------------
              CONVERTIBLE DEBT (0.1%)
              MACHINERY (0.1%)
$ 1,027,000   Consorcio G Grupo Dina, 8.00%,
              08/08/04 (cost $960,713)              821,600
                                                -----------
              COMMERCIAL PAPER (3.6%)
  5,000,000   Goldman Sachs Group,
              6.25%, 07/01/98                     4,999,200

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
$10,443,000   Goldman Sachs Group,
              5.60%, 07/02/98                    10,439,669
 12,000,000   General Motors Acceptance
              Corp., 5.58%, 07/06/98           $ 11,988,660
                                                -----------
              TOTAL COMMERCIAL PAPER
              (cost $27,432,076)                 27,427,529
                                                -----------
              REPURCHASE AGREEMENT (2.0%)
 14,997,000   Merrill Lynch MBS Tri Party,
              5.78%, 07/01/98, Collateralized
              by $14,618,227 FHLMC Gold, 5.50
              -9.50%, 05/01/06 - 06/01/13,
              and $3,926,700 FHLMC Gold
              Sinking Fund, 6.00 - 8.00%,
              06/01/25 - 06/01/28, and
              $4,954,003 FHLMC MBS Sinking
              Fund, 7.00 - 9.50%, 07/01/04 -
              11/01/19, market value
              $15,299,254 (cost $14,997,000)     14,997,000
                                                -----------
              TOTAL INVESTMENTS
              (cost $534,316,561)              $754,022,751
                                                -----------
                                                -----------

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:
    AB      Aktiebolag (Swedish stock company)
    FHLMC  Federal Home Loan Mortgage Corporation
    MBS    Mortgage-Backed Securities

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (28.8%)
              FEDERAL HOME LOAN MORTGAGE CORP., REMIC
$ 6,547,000   Series 107-F, 8.65%, 12/15/04    $  6,923,033
  9,036,000   Series 1132-J, 8.00%, 08/15/06      9,569,305
 13,000,000   Series 1344-D, 6.00% 08/15/07      12,874,940
 20,000,000   Series 1415-N, 6.75%,11/15/07      20,477,420
 10,000,000   Series 1451-J, 7.50%, 12/15/07     10,647,040
 10,000,000   Series 2053-VB, 6.50%, 05/15/12    10,131,090
 15,000,000   Series 1560-PN, 7.00%,12/15/12     15,806,175
  9,454,271   Series 31-E, 7.55%, 05/15/20        9,820,756
  8,000,000   Series 1841-PA, 7.07%, 08/15/20     8,255,000
 10,000,000   Series 1102-H, 8.875%, 06/15/21    10,748,170
  2,085,699   Series 190-D, 9.20%, 10/15/21       2,213,538
                                               ------------
                                                117,466,467
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION, REMIC
  5,019,403   Series 100-M, 5.50%, 09/25/01       4,980,171
 12,495,423   Series 68-Z, 8.00%, 05/25/07       13,379,512
  1,488,922   Series 34-E, 9.85%, 08/25/14        1,503,801
  1,349,111   Series 25-B, 9.25%,10/25/18         1,445,841
  8,508,157   Series 16-D, 9.00%, 03/25/20        8,803,246
  2,360,611   Series 73-A, 8.00%, 07/25/21        2,436,335
  4,307,175   Series 42-Z, 7.00%, 07/25/22        4,378,774
                                               ------------
                                                 36,927,680
                                               ------------
              TOTAL MORTGAGE-BACKED
              SECURITIES
              (cost $149,374,248)               154,394,147
                                               ------------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (67.3%)
              FEDERAL HOME LOAN BANKS
 12,000,000   6.36%, 03/21/01                    12,208,020
  6,000,000   6.52%, 01/09/02                     6,160,980
  4,135,000   5.74%, 02/25/05                     4,142,447
  8,500,000   7.32%, 04/21/05                     9,266,190
              FEDERAL HOME LOAN MORTGAGE CORPORATION
  5,000,000   6.80%, 08/22/05                     5,322,595
  9,000,000   6.75%, 05/30/06                     9,598,077
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
 10,000,000   5.72%, 01/09/01                    10,015,790
 18,703,000   6.40%, 05/02/01                    19,058,245
 12,000,000   6.85%, 08/22/05                    12,809,904
  5,000,000   6.82%, 08/23/05                     5,328,840

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (CONTINUED)
$11,270,000   6.77%, 09/01/05                  $ 11,979,739
  9,000,000   6.54%, 10/03/05                     9,449,442
 21,000,000   7.26%, 10/05/05                    20,992,083
 15,000,000   5.88%, 02/02/06                    15,167,280
 12,310,000   7.58%, 04/26/06                    12,459,111
              PRIVATE EXPORT FUNDING CORPORATION
 24,000,000   6.86%, 04/30/04                    25,357,152
              RESOLUTION FUNDING CORPORATION
 54,000,000   Principal STRIP, 04/15/06          34,921,746
 30,000,000   Principal STRIP, 01/15/13          12,936,570
 58,000,000   Principal STRIP, 07/15/13          24,260,762
 15,000,000   Principal STRIP, 10/15/13           6,181,335
              U.S. TREASURY BONDS
 29,000,000   7.00%, 07/15/06                    31,682,500
 25,000,000   12.75%, 11/15/10                   26,413,750
 22,000,000   7.50%, 11/15/16                    35,625,000
                                                -----------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS
              (cost $346,127,038)               361,337,558
                                                -----------
              REPURCHASE AGREEMENT (2.8%)
 15,158,000   Warburg, Dillon, Read, 5.60%,
              07/01/98, Collateralized by
              $13,012,000 U.S. Treasury
              Bonds, 6.75%, 08/15/26,
              market value $15,488,346
              (cost $15,158,000)                 15,158,000
                                                -----------
              TOTAL INVESTMENTS
              (cost $510,659,286)              $530,889,705
                                                -----------
                                                -----------

-------------------------------------------------------

Cost for federal income tax purposes: $510,683,085.

The abbreviations in the above statement stand for the following:

    REMIC Real Estate Mortgage Investment Conduit
    STRIP  Separate Trading of Registered Interest and Principal

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 6              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL       SECURITY                         VALUE
-----------------------------------------------------------
                COMMERCIAL PAPER (96.9%)
                AGRICULTURE/FINANCE (2.2%)
$  10,000,000   John Deere Capital, 5.51%,
                07/30/98                     $    9,955,694
    8,216,000   John Deere Capital, 5.51%,
                08/27/98                          8,144,322
    8,000,000   John Deere Capital, 5.51%,
                09/02/98                          7,922,860
                                             --------------
                                                 26,022,876
                                             --------------
                AGRICULTURE/SUPPLIES (0.8%)
   10,000,000   John Deere & Co., 5.53%,
                07/13/98                          9,981,567
                                             --------------
                AUTO/FINANCE (6.6%)
   10,000,000   Ford Motor Credit Co.,
                5.50%, 07/15/98                   9,978,611
   10,675,000   Ford Motor Credit Co.,
                5.52%, 07/16/98                  10,650,447
   10,000,000   Ford Motor Credit Co.,
                5.51%, 07/23/98                   9,966,328
    8,000,000   Ford Motor Credit Co.,
                5.52%, 09/04/98                   7,920,267
   18,000,000   General Motors Acceptance
                Corp., 5.53%, 07/23/98           17,939,170
   10,000,000   General Motors Acceptance
                Corp., 5.53%, 08/05/98            9,946,236
    7,000,000   General Motors Acceptance
                Corp., 5.52%, 08/07/98            6,960,287
    6,000,000   General Motors Acceptance
                Corp., 5.52%, 08/25/98            5,949,400
                                             --------------
                                                 79,310,746
                                             --------------
                BANKS (10.0%)
   20,000,000   Banc One Corp., 5.52%,
                07/07/98                         19,981,600
   20,000,000   Banc One Corp., 5.52%,
                07/08/98                         19,978,533
    1,050,000   Morgan (J.P.) & Co., 5.53%,
                07/13/98                          1,048,064
    8,000,000   Morgan (J.P.) & Co., 5.50%,
                07/21/98                          7,975,511
    3,689,000   Morgan (J.P.) & Co., 5.51%,
                08/13/98                          3,664,721
   10,000,000   Morgan (J.P.) & Co., 5.51%,
                08/21/98                          9,921,942
   10,000,000   Morgan (J.P.) & Co., 5.50%,
                10/14/98                          9,839,583
    5,000,000   Morgan (J.P.) & Co., 5.50%,
                12/11/98                          4,875,486
   10,000,000   National City Credit Corp.,
                5.52%, 07/02/98                   9,998,467

-----------------------------------------------------------
PRINCIPAL       SECURITY                         VALUE
-----------------------------------------------------------
                BANKS (CONTINUED)
$   5,000,000   National City Credit Corp.,
                5.52%, 07/15/98              $    4,989,267
    8,000,000   National City Credit Corp.,
                5.51%, 07/17/98                   7,980,409
   20,000,000   Norwest Corp., 5.54%,
                08/14/98                         19,864,578
                                             --------------
                                                120,118,161
                                             --------------
                BROKER-DEALERS (12.4%)
   15,000,000   Bear Stearns Co., 5.52%,
                07/10/98                         14,979,300
    8,000,000   Bear Stearns Co., 5.53%,
                07/21/98                          7,975,422
    7,000,000   Bear Stearns Co., 5.50%,
                07/30/98                          6,968,986
    4,000,000   Bear Stearns Co., 5.53%,
                08/12/98                          3,974,193
    5,000,000   Bear Stearns Co., 5.53%,
                08/14/98                          4,966,206
    3,982,000   Goldman Sachs Group, 5.51%,
                08/10/98                          3,957,621
   10,000,000   Goldman Sachs Group, 5.51%,
                08/19/98                          9,925,003
   25,000,000   Goldman Sachs Group, 5.50%,
                09/18/98                         24,698,264
   10,000,000   Merrill Lynch & Co., 5.49%,
                07/14/98                          9,980,175
    5,000,000   Merrill Lynch & Co., 5.49%,
                07/15/98                          4,989,325
   10,000,000   Merrill Lynch & Co., 5.54%,
                07/31/98                          9,953,833
    8,000,000   Merrill Lynch & Co., 5.52%,
                08/26/98                          7,931,307
      283,000   Merrill Lynch & Co., 5.52%,
                08/28/98                            280,483
    5,000,000   Morgan Stanley Group,
                5.51%, 07/06/98                   4,996,174
    8,000,000   Morgan Stanley Group,
                5.50%, 07/10/98                   7,989,000
   15,000,000   Morgan Stanley Group,
                5.48%, 07/13/98                  14,972,600
   10,000,000   Morgan Stanley Group,
                5.49%, 07/22/98                   9,967,975
                                             --------------
                                                148,505,867
                                             --------------
                CHEMICALS (0.9%)
   11,000,000   Monsanto Co., 5.46%,
                07/08/98                         10,988,322
                                             --------------
                CONSUMER PRODUCTS (0.8%)
   10,000,000   Clorox Co., 5.51%, 08/03/98       9,949,492
                                             --------------

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL       SECURITY                         VALUE
-----------------------------------------------------------
                CONSUMER SALES FINANCE (12.8%)
$   5,000,000   American Express Credit
                Corp., 5.51%, 07/13/98       $    4,990,817
    4,800,000   American Express Credit
                Corp., 5.55%, 07/29/98            4,779,280
    8,874,000   American Express Credit
                Corp., 5.51%, 08/20/98            8,806,089
   12,054,000   American Express Credit
                Corp., 5.51%, 08/28/98           11,946,994
   14,232,000   Associates Corp. of N.A.,
                5.51%, 07/06/98                  14,221,109
   11,390,000   Associates Corp. of N.A.,
                5.51%, 07/28/98                  11,342,931
   10,000,000   Associates First Capital
                Corp., 5.52%, 07/15/98            9,978,533
    4,000,000   Associates First Capital
                Corp., 5.53%, 07/24/98            3,985,868
    3,000,000   Avco Financial Services,
                Inc., 5.52%, 07/06/98             2,997,700
   15,000,000   Avco Financial Services,
                Inc., 5.51%, 07/27/98            14,940,308
   10,000,000   Commercial Credit Co.,
                5.50%, 07/07/98                   9,990,833
    9,000,000   Commercial Credit Co.,
                5.51%, 07/08/98                   8,990,358
    4,000,000   Commercial Credit Co.,
                5.51%, 07/20/98                   3,988,368
   20,000,000   Commercial Credit Co.,
                5.50%, 07/24/98                  19,929,722
   10,000,000   Norwest Financial, Inc.,
                5.52%, 07/16/98                   9,977,000
   12,000,000   Norwest Financial, Inc.,
                5.52%, 07/29/98                  11,948,480
                                             --------------
                                                152,814,390
                                             --------------
                CORPORATE CREDIT UNIONS (1.7%)
   20,000,000   U.S. Central Credit Union,
                5.50%, 07/17/98                  19,951,111
                                             --------------
                DATA SERVICES (0.8%)
    9,058,000   First Data Corp., 5.51%,
                08/25/98                          8,981,749
                                             --------------
                DIVERSIFIED FINANCE (6.5%)
   18,088,000   CIT Group, Inc., 5.55%,
                07/01/98                         18,088,000
   10,000,000   CIT Group, Inc., 5.54%,
                07/14/98                          9,979,994
   10,000,000   CIT Group, Inc., 5.53%,
                08/18/98                          9,926,267
    7,000,000   GE Capital Corp., 5.51%,
                07/14/98                          6,986,123
   10,000,000   GE Capital Corp., 5.53%,
                07/28/98                          9,958,525
    5,000,000   GE Capital Corp., 5.50%,
                07/30/98                          4,977,847

-----------------------------------------------------------
PRINCIPAL       SECURITY                         VALUE
-----------------------------------------------------------
                DIVERSIFIED FINANCE (CONTINUED)
$  10,000,000   GE Capital Corp., 5.52%,
                08/13/98                     $    9,934,067
    3,000,000   GE Capital Corp., 5.52%,
                09/23/98                          2,961,360
    5,000,000   GE Capital Corp., 5.50%,
                11/16/98                          4,894,583
                                             --------------
                                                 77,706,766
                                             --------------
                ENTERTAINMENT (0.2%)
    2,312,000   Walt Disney Co., 5.50%,
                10/13/98                          2,275,265
                                             --------------
                FINANCIAL SERVICES/ELECTRIC UTILITY (3.3%)
   10,000,000   National Rural Utilities
                Coop. Finance Corp., 5.48%,
                07/20/98                          9,971,078
   10,000,000   National Rural Utilities
                Coop. Finance Corp., 5.50%,
                08/06/98                          9,945,000
   10,000,000   National Rural Utilities
                Coop. Finance Corp., 5.51%,
                08/20/98                          9,923,472
   10,000,000   National Rural Utilities
                Coop. Finance Corp., 5.50%,
                08/24/98                          9,917,500
                                             --------------
                                                 39,757,050
                                             --------------
                FOOD & BEVERAGE (3.2%)
   14,000,000   Heinz (H.J.) Co., 5.52%,
                07/02/98                         13,997,853
   10,000,000   Heinz (H.J.) Co., 5.52%,
                07/27/98                          9,960,133
   15,000,000   Heinz (H.J.) Co., 5.53%,
                08/05/98                         14,919,354
                                             --------------
                                                 38,877,340
                                             --------------
                INSURANCE (12.7%)
   20,000,000   American General Corp.,
                5.53%, 07/30/98                  19,910,905
   15,000,000   American General Corp.,
                5.52%, 09/01/98                  14,857,400
   26,503,000   Marsh & McLennan Cos.,
                5.52%, 07/09/98                  26,470,554
   14,400,000   Marsh & McLennan Cos.,
                5.52%, 07/23/98                  14,351,468
   15,000,000   Metlife Funding, Inc.,
                5.52%, 07/06/98                  14,988,795
    5,000,000   Metlife Funding, Inc.,
                5.53%, 07/16/98                   4,988,479
   20,403,000   Metlife Funding, Inc.,
                5.51%, 07/29/98                  20,315,562
   10,000,000   Old Republic Capital,
                5.49%, 07/14/98                   9,980,333

 8              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL       SECURITY                         VALUE
-----------------------------------------------------------
                INSURANCE (CONTINUED)
$  16,720,000   Principal Mutual Life Co.,
                Inc., 5.55%, 07/16/98        $   16,681,335
    9,000,000   Principal Mutual Life Co.,
                Inc., 5.55%, 07/24/98             8,968,088
                                             --------------
                                                151,512,919
                                             --------------
                LEASE/FINANCE (2.5%)
   15,000,000   IBM Credit Receivables
                Lease Asset Master Trust,
                5.52%, 07/01/98                  15,000,000
   10,000,000   IBM Credit Receivables
                Lease Asset Master Trust,
                5.52%, 07/09/98                   9,987,733
    4,475,000   IBM Credit Receivables
                Lease Asset Master Trust,
                5.51%, 07/17/98                   4,464,041
                                             --------------
                                                 29,451,774
                                             --------------
                MISCELLANEOUS MANUFACTURING (1.8%)
    8,835,000   Allied Signal, Inc., 5.52%,
                09/11/98                          8,737,759
   13,000,000   Illinois Tool Works, Inc.,
                5.55%, 07/14/98                  12,973,946
                                             --------------
                                                 21,711,705
                                             --------------
                OIL & GAS/EQUIPMENT & SERVICES (3.3%)
    5,000,000   Chevron Transport Corp.,
                5.54%, 07/06/98                   4,996,153
    5,000,000   Chevron Transport Corp.,
                5.49%, 07/07/98                   4,995,425
   10,000,000   Chevron Transport Corp.,
                5.50%, 07/24/98                   9,964,861
   10,000,000   Chevron Transport Corp.,
                5.53%, 08/11/98                   9,937,019
   10,000,000   Chevron Transport Corp.,
                5.52%, 08/21/98                   9,921,800
                                             --------------
                                                 39,815,258
                                             --------------
                PACKAGING/CONTAINERS (3.4%)
    5,000,000   Bemis Co., Inc., 5.52%,
                07/07/98                          4,995,400
   16,200,000   Bemis Co., Inc., 5.52%,
                07/10/98                         16,177,659
   18,000,000   Bemis Co., Inc., 5.51%,
                07/20/98                         17,947,655
    2,000,000   Bemis Co., Inc., 5.55%,
                07/24/98                          1,992,908
                                             --------------
                                                 41,113,622
                                             --------------

-----------------------------------------------------------
PRINCIPAL       SECURITY                         VALUE
-----------------------------------------------------------
                PHARMACEUTICALS/PERSONAL CARE (4.8%)
$   4,221,000   Gillette Co., 6.10%,
                07/01/98                     $    4,221,000
    9,000,000   Glaxco Wellcome, Inc.,
                5.46%, 07/09/98                   8,989,080
   10,000,000   Glaxco Wellcome, Inc.,
                5.53%, 07/23/98                   9,966,206
   20,000,000   Pfizer, Inc., 5.50%,
                07/13/98                         19,963,333
   15,000,000   Pfizer, Inc., 5.52%,
                07/21/98                         14,954,000
                                             --------------
                                                 58,093,619
                                             --------------
                PREMIUM FINANCE (2.1%)
   25,000,000   A.I. Credit Corp., 5.48%,
                07/22/98                         24,920,084
                                             --------------
                PRINTING & PUBLISHING (4.1%)
   10,000,000   E.W. Scripps Co., 5.48%,
                07/16/98                          9,977,167
   14,935,000   E.W. Scripps Co., 5.51%,
                07/17/98                         14,898,426
   10,000,000   E.W. Scripps Co., 5.51%,
                08/17/98                          9,928,064
    4,500,000   E.W. Scripps Co., 5.51%,
                09/15/98                          4,447,655
   10,000,000   McGraw-Hill, Inc., 5.51%,
                07/31/98                          9,954,083
                                             --------------
                                                 49,205,395
                                             --------------
                TOTAL COMMERCIAL PAPER
                (cost $1,161,065,078)         1,161,065,078
                                             --------------
                U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS (3.3%)
   20,000,000   Federal National Mortgage
                Association, 5.45%,
                07/16/98                         19,954,583
   19,572,000   U.S. Treasury Bills, 5.00%,
                10/15/98                         19,283,857
                                             --------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS
                (cost $39,238,440)               39,238,440
                                             --------------
                TOTAL INVESTMENTS
                (cost $1,200,303,518)        $1,200,303,518
                                             ==============

-------------------------------------------------------

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent value as a percentage of net assets.

See accompanying notes to financial statements.

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMON STOCK (91.0%)
              AUSTRALIA (0.3%)
              COMPUTER SERVICE (0.1%)
     70,000   Computer Power Group Ltd.        $    177,731
                                               ------------
              COMPUTER SOFTWARE (0.0%)
    100,000   CI Technologies Group Ltd.            154,818
                                               ------------
              CONSTRUCTION & HOUSING (0.0%)
    146,875   Mirvac Ltd.                           149,167
                                               ------------
              ENGINEERING AND CONSTRUCTION (0.1%)
    120,000   Leighton Holdings Ltd.                420,238
                                               ------------
              INSURANCE -- PROPERTY (0.1%)
    450,000   SGIO Insurance Ltd.                   348,340
                                               ------------
              METALS/MINING (0.0%)
    200,000   Portman Mining Ltd.                   161,011
                                               ------------
              TOTAL AUSTRALIA                     1,411,305
                                               ------------
              AUSTRIA (0.5%)
              INDUSTRIAL MISCELLANEOUS (0.2%)
      4,980   Semperit AG Holding                   704,706
                                               ------------
              MACHINERY & ENGINEERING (0.0%)
      3,800   KTM Motorradholding AG                296,244
                                               ------------
              MISCELLANEOUS (0.1%)
      8,000   Austria Haustechnik                   305,536
                                               ------------
              MONEY CENTER BANKS (0.2%)
      9,500   Bank Austria AG                       772,703
                                               ------------
              TOTAL AUSTRIA                       2,079,189
                                               ------------
              BELGIUM (0.4%)
              BUILDING MATERIALS (0.1%)
      1,173   Deceuninck Plastics Industries
              SA                                    397,200
                                               ------------
              CHEMICALS & FERTILIZER (0.1%)
      4,900   Tessenderlo Chemie                    355,549
                                               ------------
              METAL PRODUCT & FABRICATION (0.2%)
        830   Bekaert NV                            689,250
                                               ------------
              TOTAL BELGIUM                       1,441,999
                                               ------------
              CANADA (0.3%)
              MATERIALS & PROCESSING (0.3%)
     45,500   Intertape Polymer Group, Inc.       1,009,531
                                               ------------
              DENMARK (0.1%)
              PHARMACEUTICALS (0.1%)
      3,560   Neurosearch A/S*                      275,399
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              FINLAND (0.4%)
              BUSINESS SERVICES (0.2%)
     70,000   Jaakko Poyry Group               $    829,323
                                               ------------
              DATA PROCESSING & PRODUCTION (0.1%)
      6,000   Teitotehdas Corp. Class B             456,037
                                               ------------
              MACHINERY & CAPITAL GOODS (0.0%)
     12,400   Santasalo-JOT Group                   158,209
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
      3,380   Fiskars Corp. Class A                 480,534
                                               ------------
              TOTAL FINLAND                       1,924,103
                                               ------------
              FRANCE (1.9%)
              BUSINESS SERVICES (0.3%)
     10,780   Eurofins Scientific*                1,153,599
                                               ------------
              COMMUNICATIONS & MEDIA (0.3%)
      1,200   Hachette Filipacchi Medias            347,337
      4,110   UBI Soft Entertainment SA*            622,006
                                               ------------
                                                    969,343
                                               ------------
              COMPUTER SERVICE (0.0%)
      5,600   Ingenico SA                           146,900
                                               ------------
              CONSTRUCTION & HOUSING (0.3%)
      4,990   Alliance et Gestion Commerciale       495,203
     22,000   Moulinex*                             570,923
                                               ------------
                                                  1,066,126
                                               ------------
              FINANCIAL SERVICES (0.1%)
      3,170   Union Financiere de France
              Banque SA                             348,669
                                               ------------
              FOOD & BEVERAGE (0.1%)
      3,350   Leon De Bruxelles SA                  343,533
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.2%)
      1,450   Euraltec*                             215,845
      9,100   GFI Industries SA                     481,641
                                               ------------
                                                    697,486
                                               ------------
              LEISURE/ENTERTAINMENT
     11,750   Infogrames Entertainment SA*          748,222
                                               ------------
              MACHINERY & ENGINEERING (0.3%)
      8,300   Carbone Lorraine                      735,825
      1,220   Manitou BF SA                         194,724
                                               ------------
                                                    930,549
                                               ------------
              METAL PRODUCT & FABRICATION (0.2%)
      8,200   Vallourec SA                          636,904
                                               ------------

 10              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              OFFICE EQUIPMENT (0.0%)
      2,000   Strafor-Facom SA                 $    195,501
                                               ------------
              TEXTILE/APPAREL (0.1%)
      2,200   Deveaux SA                            358,419
                                               ------------
              TOTAL FRANCE                        7,595,251
                                               ------------
              GERMANY (0.9%)
              BANK/SAVINGS & LOAN (0.2%)
      9,000   Deutsche Pfandbrief-und
              Hypothekenbank AG                     720,000
                                               ------------
              BUILDING MATERIALS (0.1%)
     10,000   Rinol AG                              434,903
                                               ------------
              CONGLOMERATES (0.1%)
      1,000   Pfeiffer Vacuum Technology AG*        504,709
                                               ------------
              ELECTRICAL EQUIPMENT (0.2%)
     10,250   Data Modul AG                         675,762
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.3%)
     12,350   Grammer AG                            351,000
     10,900   Vossloh AG                            694,460
                                               ------------
                                                  1,045,460
                                               ------------
              TOTAL GERMANY                       3,380,834
                                               ------------
              HONG KONG (0.5%)
              BASIC MATERIALS (0.1%)
    848,000   Hung Hing Printing Group              336,530
                                               ------------
              BUSINESS SERVICES (0.1%)
    222,000   Li & Fund Ltd.                        358,134
                                               ------------
              ELECTRONICS (0.2%)
  1,223,000   Techtronic Industries Co.             252,539
    173,000   VTech Holdings Ltd.                   644,131
                                               ------------
                                                    896,670
                                               ------------
              MAJOR BANKS -- OTHER (0.0%)
    120,000   Dao Heng Bank Group Ltd.              170,356
                                               ------------
              WHOLESALE & INTERNATIONAL TRADE (0.1%)
    180,000   Dickson Concepts International
              Ltd.                                  250,887
                                               ------------
              TOTAL HONG KONG                     2,012,577
                                               ------------
              IRELAND (0.2%)
              MISCELLANEOUS (0.1%)
     86,000   IWP International PLC                 491,840
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              REAL ESTATE (0.1%)
     70,000   Green Property PLC               $    488,213
                                               ------------
              TOTAL IRELAND                         980,053
                                               ------------
              ITALY (0.9%)
              COMMUNICATIONS & MEDIA (0.1%)
     60,000   Gruppo Editoriale L'Espresso
              SPA                                   497,876
                                               ------------
              CONGLOMERATES (0.2%)
     26,000   Gewiss SPA                            545,582
                                               ------------
              CONSUMER GOODS & SERVICES (0.0%)
     23,000   De Rigo SPA ADR*                      136,563
                                               ------------
              ELECTRONICS (0.1%)
     32,730   SAES Getters SPA                      464,007
                                               ------------
              HEALTH CARE (0.0%)
     23,000   Sorin Biomedica Group SPA              98,338
                                               ------------
              PHARMACEUTICALS (0.0%)
      5,500   Recordati SPA                          51,982
                                               ------------
              TEXTILE/APPAREL (0.3%)
     63,200   CSP International Industria
              Calze SPA                             604,427
    122,630   Pagnossin SPA                         648,834
                                               ------------
                                                  1,253,261
                                               ------------
              TEXTILE/APPAREL MANUFACTURING (0.2%)
    177,300   Ittierre Holdings SPA                 568,042
                                               ------------
              TOTAL ITALY                         3,615,651
                                               ------------
              JAPAN (0.7%)
              AUTO & AUTO PARTS (0.2%)
        600   FCC Co. Ltd.                            5,188
      8,000   Nippon Cable System                    57,067
                                               ------------
                                                     62,255
                                               ------------
              BANK/SAVINGS & LOAN (0.1%)
      3,520   Bank of Iwate Ltd.                    169,932
     15,000   Tokushima Bank Ltd.                    95,111
                                               ------------
                                                    265,043
                                               ------------
              BUSINESS SERVICES (0.0%)
     13,200   Daiseki Co. Ltd.                       77,991
      3,000   Meitec                                103,758
        200   Oyo Corp.                               2,693
                                               ------------
                                                    184,442
                                               ------------
              COMMERCIAL SERVICES (0.0%)
      4,500   Benesse Corp.                         157,258
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              CONSTRUCTION & HOUSING (0.0%)
        400   Alinco, Inc.                     $        980
        300   Chodai Co. Ltd.                         1,027
        440   CTI Engineering Co. Ltd.                2,489
     15,000   Daiwa Industries Ltd.                  59,984
      5,000   Nissei Industries                      36,063
                                               ------------
                                                    100,543
                                               ------------
              CONSUMER GOODS & SERVICES (0.0%)
        550   Fuji Denki Reinki Co. Ltd.              2,180
                                               ------------
              DATA PROCESSING & PRODUCTION (0.0%)
      9,000   Intec, Inc.                            70,944
                                               ------------
              ELECTRONICS (0.0%)
     13,480   Nitto Electric Works Ltd.             107,813
                                               ------------
              ELECTRONICS -- SEMICONDUCTOR (0.0%)
      5,000   Ryosan Co. Ltd.                        81,781
                                               ------------
              FINANCIAL SERVICES (0.1%)
      3,440   Aeon Credit Service Co. Ltd.          134,839
     15,600   Shinki Co. Ltd.                       173,102
                                               ------------
                                                    307,941
                                               ------------
              FOOD & BEVERAGE (0.1%)
     13,000   Hokkaido Coca-Cola Bottling Co.
              Ltd.                                  140,505
     12,000   Mikuni Coca-Cola Bottling Co.         205,786
     26,000   Shoei Foods Corp.                      78,683
     35,000   Soken Co. Ltd.                         50,438
                                               ------------
                                                    475,412
                                               ------------
              FOREST PRODUCTS (0.0%)
        200   Dainippon Shigyo Co. Ltd.                 627
     14,000   Nippon Hi-Pack Co. Ltd.                33,289
                                               ------------
                                                     33,916
                                               ------------
              HEALTH CARE (0.0%)
      8,000   Toa Medical Electronics Co.            77,242
                                               ------------
              LEISURE/ENTERTAINMENT (0.0%)
        610   H I S Co. Ltd.                          8,659
                                               ------------
              MACHINERY & CAPITAL GOODS (0.0%)
      5,000   Fuji Machine Manufacturing Co.
              Ltd.                                  132,579
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              MACHINERY & ENGINEERING (0.0%)
        180   Asahi Diamond Industrial Co.
              Ltd.                             $        811
        400   DMW Corp.                               9,655
      5,600   Oiles Corp.                           129,121
                                               ------------
                                                    139,587
                                               ------------
              RETAIL STORES (0.0%)
      3,630   Fast Retailing Co. Ltd.                34,002
        440   Jeans Mate Corp.                        6,690
                                               ------------
                                                     40,692
                                               ------------
              WHOLESALE & INTERNATIONAL TRADE (0.2%)
     15,000   Autobacs Seven Co. Ltd.               429,080
     10,000   Inaba Denkisangyo Co. Ltd.            101,452
     18,000   Innotech Corp.                         94,679
        200   Joyfull Co., Inc.                       1,313
     10,000   Trusco Nakayama Corp.                 122,275
                                               ------------
                                                    748,799
                                               ------------
              TOTAL JAPAN                         2,997,086
                                               ------------
              NETHERLANDS (0.7%)
              BUSINESS SERVICES (0.1%)
     14,500   Fugro NV                              577,376
                                               ------------
              FOOD & BEVERAGE (0.3%)
     11,110   CSM NV                                533,599
     13,300   Nutreco Holding NV                    465,520
                                               ------------
                                                    999,119
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.1%)
     24,430   Koninlijke Emballage Industrie
              Van Leer NV                           566,855
                                               ------------
              MANUFACTURING DIVERSIFIED (0.2%)
     21,000   Ordina NV*                            680,317
                                               ------------
              TOTAL NETHERLANDS                   2,823,667
                                               ------------
              NORWAY (0.6%)
              BUSINESS SERVICES (0.1%)
     14,920   Petroleum Geo-Services ASA            464,701
                                               ------------
              ELECTRONICS -- INSTRUMENTATION (0.0%)
     40,480   Sensonor ASA*                         184,635
                                               ------------
              LEISURE/ENTERTAINMENT (0.2%)
    110,000   NCL Holdings ASA*                     543,298
                                               ------------
              MACHINERY & CAPITAL GOODS (0.1%)
     12,650   Kverneland ASA                        329,706
                                               ------------

 12              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              TELECOMMUNICATIONS (0.2%)
     24,850   NetCom ASA*                      $    670,353
                                               ------------
              TOTAL NORWAY                        2,192,693
                                               ------------
              PORTUGAL (0.2%)
              BUILDING MATERIALS (0.2%)
     18,700   Cimpor-Cimentos De Portugal
              SGPS SA                               657,011
                                               ------------
              UTILITIES (0.0%)
      7,500   EDP-Electricidade de Portugal
              SA                                    174,345
                                               ------------
              TOTAL PORTUGAL                        831,356
                                               ------------
              PUERTO RICO(0.4%)
              FINANCIAL SERVICES (0.4%)
     80,000   Doral Financial Corp.               1,400,000
                                               ------------
              SINGAPORE (0.1%)
              ELECTRONICS (0.0%)
     62,000   Venture Manufacturing
              (Singapore) Ltd.                      117,438
                                               ------------
              ELECTRONICS -- SEMICONDUCTOR (0.1%)
     36,300   Elec & Eltek International Co.
              Ltd.                                  122,694
                                               ------------
              TOTAL SINGAPORE                       240,132
                                               ------------
              SPAIN (0.8%)
              BASIC MATERIALS (0.0%)
      3,300   Unipapel SA                           109,504
                                               ------------
              CONGLOMERATES (0.1%)
     49,180   Grupo Duro Felguer SA                 541,304
                                               ------------
              FOOD & BEVERAGE (0.1%)
      5,000   Campofrio Alimentacion SA             413,156
                                               ------------
              FOREST PRODUCTS (0.1%)
      5,075   Miquel Y Costas & Miquel SA           235,368
                                               ------------
              HOTELS -- MOTELS (0.1%)
      6,800   Melia Inversiones Americanas
              NV*                                   299,824
                                               ------------
              MACHINERY (0.1%)
     10,900   Nicolas Correa SA                     230,261
                                               ------------
              METAL PRODUCT & FABRICATION (0.0%)
     51,580   Tubacex SA                            148,247
                                               ------------
              RECYCLING (0.1%)
     30,000   Befesa Medio Ambiente SA              411,523
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              RETAILING & DISTRIBUTORS (0.1%)
      4,000   Abengoa SA                       $    368,149
                                               ------------
              TELECOMMUNICATIONS (0.1%)
     14,290   Amper SA                              392,044
                                               ------------
              TOTAL SPAIN                         3,149,380
                                               ------------
              SWEDEN (0.7%)
              BUILDING MATERIALS (0.1%)
     19,060   Lindab AB Class B                     346,550
                                               ------------
              CONGLOMERATES (0.2%)
     30,000   Esselte AB Class B                    695,933
                                               ------------
              DATA PROCESSING & PRODUCTION (0.0%)
      4,443   Array Printers AB Class B (Nil
              Paid Line)***                          29,524
     22,212   Array Printers AB Class B*            147,618
                                               ------------
                                                    177,142
                                               ------------
              FINANCIAL SERVICES (0.2%)
     30,000   OM Gruppen AB                         624,459
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
     18,000   Hoganas AB                            401,761
                                               ------------
              MEDICAL PRODUCTS (0.1%)
     16,050   Getinge Industrier AB Class B         328,048
                                               ------------
              PHARMACEUTICALS (0.0%)
     13,100   OXiGENE, Inc.*                        151,945
                                               ------------
              TOTAL SWEDEN                        2,725,838
                                               ------------
              SWITZERLAND (1.3%)
              CHEMICALS & FERTILIZER (0.1%)
        200   Siegfried AG                          253,165
                                               ------------
              CONGLOMERATES (0.1%)
        140   Gurit-Heberlein AG Bearer             505,802
                                               ------------
              CONSUMER GOODS & SERVICES (0.1%)
      1,300   Fotolabo SA                           426,820
                                               ------------
              ELECTRONICS (0.2%)
        220   Tecan AG Bearer                       632,383
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.3%)
      1,360   Huber & Suhner AG                     645,570
        250   Sarna Kunststoff Holding AG           436,774
                                               ------------
                                                  1,082,344
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              LEISURE/ENTERTAINMENT (0.1%)
        120   Kuoni Reisen AG                  $    595,728
                                               ------------
              MACHINERY & ENGINEERING (0.2%)
      2,125   Mikron Holding AG                     539,376
        430   Saurer AG                             439,412
                                               ------------
                                                    978,788
                                               ------------
              MEDICAL PRODUCTS (0.1%)
      3,000   Gretag Imaging Group*                 287,777
                                               ------------
              METAL PRODUCT & FABRICATION (0.1%)
        400   Bossard Holding AG*                   245,780
                                               ------------
              TOTAL SWITZERLAND                   5,008,587
                                               ------------
              UNITED KINGDOM (4.4%)
              AUTO & AUTO PARTS (0.1%)
     40,000   Lex Service PLC                       330,385
                                               ------------
              AUTOMOBILES (0.1%)
    180,000   Quicks Group PLC                      399,466
                                               ------------
              BUILDING MATERIALS (0.0%)
     62,500   Oxford GlycoSciences PLC*             225,263
                                               ------------
              BUSINESS SERVICES (0.4%)
     48,000   MSB International PLC                 732,855
     75,000   Saatchi and Saatchi PLC               207,742
    290,000   Taylor Nelson Sofres PLC              595,194
                                               ------------
                                                  1,535,791
                                               ------------
              CHEMICALS -- DIVERSIFIED (0.1%)
    215,000   Hickson International PLC             261,889
                                               ------------
              CHEMICALS -- OTHER
     70,000   Doeflex PLC                           288,503
                                               ------------
              COMMUNICATIONS & MEDIA (0.1%)
     30,000   Capital Radio PLC                     355,790
                                               ------------
              COMPUTER SERVICE (0.7%)
    525,000   Anite Group PLC*                      525,613
     55,000   Micro Focus Group PLC*                390,038
    101,000   Northamber PLC                        362,339
     25,000   Parity PLC                            327,153
    350,000   Rebus Group PLC                       800,100
    110,000   Skillsgroup PLC                       519,439
                                               ------------
                                                  2,924,682
                                               ------------
              COMPUTER SOFTWARE (0.7%)
    150,000   Cedardata PLC                         380,444
     55,000   DCS Group PLC                         509,344
     45,000   Eidos PLC                             623,227

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMPUTER SOFTWARE (CONTINUED)
    108,000   Geo Interactive Media Group PLC  $    279,326
     50,000   JBA Holdings PLC                      517,270
     92,000   Rolfe and Nolan PLC                   419,089
                                               ------------
                                                  2,728,700
                                               ------------
              COMPUTERS (0.1%)
    291,000   Videologic Group PLC                  344,752
                                               ------------
              CONSUMER GOODS & SERVICES (0.1%)
    108,000   Hogg Robinson PLC                     491,974
                                               ------------
              ELECTRONICS (0.1%)
    120,000   BICC Group PLC                        256,299
                                               ------------
              FINANCIAL SERVICES (0.2%)
     38,000   E, D, & F Man Group PLC               196,563
    150,937   Paragon Group Cos. PLC                566,675
                                               ------------
                                                    763,238
                                               ------------
              HEALTH CARE (0.1%)
     85,000   Westminster Health Care Holding
              PLC                                   451,026
                                               ------------
              HOTELS -- MOTELS (0.1%)
     75,000   Regent Inns PLC                       241,532
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.0%)
     31,920   Crest Packaging PLC                    25,566
                                               ------------
              MACHINERY & ENGINEERING (0.7%)
     72,000   Dennis Group PLC                      439,713
    125,000   Glynwed International PLC             514,142
     40,000   McKechnie PLC                         290,339
     59,500   Oxford Instruments PLC                319,690
    150,000   Rubicon Group PLC                     438,011
    300,000   TransTec PLC                          336,643
    250,000   Verity Group PLC                      358,752
                                               ------------
                                                  2,697,290
                                               ------------
              MEDICAL PRODUCTS (0.1%)
     70,000   Goldshield Group PLC*                 252,294
                                               ------------
              REAL ESTATE (0.1%)
     67,372   Great Portland Estates PLC            277,672
                                               ------------
              RETAIL -- SPECIALTY (0.1%)
    116,000   Monsoon PLC*                          296,146
                                               ------------
              RETAIL STORES (0.1%)
    239,000   Budgens PLC                           299,099
                                               ------------

 14              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              RETAIL/FOOD & DRUG (0.1%)
    130,000   Iceland Group PLC                $    455,531
                                               ------------
              TELECOMMUNICATION EQUIPMENT (0.1%)
    110,000   SDX Business Systems PLC              574,504
                                               ------------
              WHOLESALE & INTERNATIONAL TRADE (0.2%)
    500,000   Azlan Group PLC*                      600,701
     44,000   Partco Group PLC                      148,306
                                               ------------
                                                    749,007
              TOTAL UNITED KINGDOM               17,226,399
                                               ------------
              UNITED STATES (74.7%)
              AEROSPACE/DEFENSE (2.2%)
     55,800   AAR Corp.                           1,649,587
     20,400   Alliant Techsystems, Inc.*          1,290,300
     59,600   Aviall, Inc.*                         815,775
     54,700   Cordant Technologies, Inc.          2,523,037
     25,800   Doncasters PLC ADR*                   717,563
     22,200   Ducommun, Inc.*                       444,000
     12,200   Orbital Sciences Corp.*               455,975
     50,000   Wyman-Gordon Co.                      996,875
                                               ------------
                                                  8,893,112
                                               ------------
              AIRLINE (0.6%)
     37,500   Midwest Express Holdings, Inc.*     1,357,031
     40,400   Newport News Shipbuilding, Inc.     1,080,700
                                               ------------
                                                  2,437,731
                                               ------------
              AUTO & AUTO PARTS (0.6%)
     27,800   Donaldson, Inc.                       656,775
     36,500   Triumph Group, Inc.*                1,533,000
                                               ------------
                                                  2,189,775
                                               ------------
              BANK/SAVINGS & LOAN (3.8%)
     48,600   Bank United Corp. Class A           2,326,725
     18,600   City National Corp.                   687,037
     33,000   Community First Bankshares,
              Inc.                                  864,188
     32,400   Cullen Frost Bankers, Inc.          1,757,700
     33,000   Hamilton Bancorp, Inc*              1,189,033
     11,500   Long Island Bancorp, Inc.             698,625
     16,800   Ocean Financial Corp.                 321,300
     39,600   Peoples Heritage Financial
              Group, Inc.                           935,550
     18,450   Queens County Bancorp, Inc.           804,881
     13,400   Reliance Bancorp, Inc.                513,387
     60,000   Southwest Bancorporation of
              Texas, Inc.*                        1,128,750
     54,225   Sterling Bancshares, Inc.             854,044
     36,500   Sterling Financial Corp.              830,375
     18,000   Texas Regal Bancshares, Inc.
              Class A                               589,500

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              BANK/SAVINGS & LOAN (CONTINUED)
     42,600   Webster Financial Corp.          $  1,416,450
                                               ------------
                                                 14,917,545
                                               ------------
              BROKER -- DEALERS (0.1%)
     13,000   Affiliated Managers Group, Inc
              .*                                    482,625
                                               ------------
              BUILDING MATERIALS (0.8%)
     10,000   American Woodmark Corp.*              273,750
     85,300   D.R. Horton, Inc.                   1,780,637
     40,000   Granite Construction, Inc.          1,225,000
                                               ------------
                                                  3,279,387
                                               ------------
              BUSINESS SERVICES (1.2%)
     20,900   CB Richard Ellis Services,
              Inc.*                                 698,844
     49,100   Hypercom Corp.*                       491,000
     24,900   LaSalle Partners, Inc.*             1,108,050
     20,100   Pre-Paid Legal Services, Inc.*        634,406
     27,800   Technology Solutions Co.*             880,913
     37,500   True North Communications,
              Inc.*                               1,096,875
                                               ------------
                                                  4,910,088
                                               ------------
              CHEMICALS/DIVERSIFIED (0.0%)
      2,200   Fuller (H.B.) Co.                     121,962
                                               ------------
              CHEMICALS/SPECIALTY (0.3%)
     12,100   Church & Dwight Co., Inc.             391,737
     30,000   Macdermid, Inc.                       847,500
                                               ------------
                                                  1,239,237
                                               ------------
              CHEMICALS & FERTILIZER (0.4%)
     30,700   Lawter International, Inc.            333,862
     34,000   Pacific Sunwear of California*      1,190,000
                                               ------------
                                                  1,523,862
                                               ------------
              COMMERCIAL SERVICES (5.0%)
      7,000   Administaff, Inc.*                    322,875
     52,100   Advance Paradigm, Inc.*             1,914,675
     36,000   Boron, Lepore, & Associates,
              Inc.*                               1,368,000
     12,000   HA-LO Industries, Inc.*               373,500
      5,000   Icon PLC ADR                          126,250
     63,000   International Telecom Data
              Systems, Inc.*                      1,827,000
     17,000   Lason, Inc.*                          926,500
     35,000   Metris Cos., Inc.                   2,231,250
     16,500   Metzler Group (The), Inc.*            604,312
     28,300   Nova Corp.*                         1,011,725
     40,000   On Assignment, Inc.*                1,397,500
     46,000   Profit Recovery Group
              International, Inc.*                1,285,125
     26,250   Robert Half International,
              Inc.*                               1,466,719
     77,500   Romac International*                2,354,062
     20,400   SOS Staffing Services, Inc.*          358,275

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMMERCIAL SERVICES (CONTINUED)
     39,000   Superior Services, Inc.*         $  1,172,438
     27,000   Sylvan Learning Systems, Inc.*        884,250
                                               ------------
                                                 19,624,456
                                               ------------
              COMMUNICATIONS & MEDIA (4.0%)
     28,400   Central European Media
              Enterprises Ltd.*                     614,150
      8,800   Central Newspapers, Inc. Class
              A                                     613,800
     24,999   Chancellor Media Corp.*             1,241,358
     60,000   Cinar Films, Inc. Class B*          1,170,000
     11,500   Clear Channel Communications,
              Inc.*                               1,254,938
     35,000   Cox Radio, Inc. Class A*            1,513,750
     67,200   Granite Broadcasting Corp.            798,000
     55,000   Harte-Hanks, Inc.                   1,419,688
     12,700   Heftel Broadcasting Corp.*            568,325
     97,000   Lamar Advertising Co.*              3,479,875
     18,900   Metro Networks, Inc.*                 815,062
     49,387   Outdoor Systems, Inc.*              1,382,836
     41,000   Ritchie Brothers Auctioneers,
              Inc.*                               1,089,062
                                               ------------
                                                 15,960,844
                                               ------------
              COMPUTER EQUIPMENT (0.5%)
     44,200   Auspex Systems, Inc.*                 240,338
     52,800   Data General Corp.*                   788,700
     22,650   National Instruments Corp.*           809,737
                                               ------------
                                                  1,838,775
                                               ------------
              COMPUTER SERVICE (1.8%)
     34,000   Acxiom Corp.*                         847,875
     20,000   CMG Information Services, Inc.
              *                                   1,415,000
     22,000   Envoy Corp.*                        1,042,250
     88,200   Inprise Corp.*                        650,475
     20,000   Medical Manager Corp.*                552,500
     17,600   Sterling Commerce, Inc.*              853,600
     18,000   Sykes Enterprises, Inc.*              361,125
     47,000   Systems & Computer Tech Corp.*      1,269,000
                                               ------------
                                                  6,991,825
                                               ------------
              COMPUTER SOFTWARE (5.0%)
     32,600   ACT Networks, Inc.*                   285,250
     17,200   Arbor Software Corp.*                 540,725
     33,500   Avant Corp.*                          829,125
     18,800   BMC Software, Inc.*                   976,425
     28,900   Boole & Babbage, Inc.*                689,988
     15,300   Cambridge Technology Partners,
              Inc.*                                 835,763
     17,000   CBT Group PLC ADR*                    909,500
      8,000   Documentum, Inc.*                     384,000
     10,000   Engineering Animation, Inc.*          610,000
     13,000   IONA Technologies PLC ADR             461,500
     19,500   JDA Software Group, Inc.*             853,125

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              COMPUTER SOFTWARE (CONTINUED)
     65,000   Legato Systems, Inc.*            $  2,535,000
      8,000   Lycos, Inc.*                          603,000
     57,600   Micrografx, Inc.*                     820,800
     13,400   MicroStrategy, Inc.*                  378,550
     42,000   New Era of Networks, Inc.*          1,281,000
     17,600   PeopleSoft, Inc.*                     827,200
     27,000   Saville System PLC ADR*             1,353,375
     35,000   Software AG Systems, Inc.*          1,023,750
     27,700   Tecnomatix Technologies Ltd.*         554,000
     22,000   Transaction System Architects,
              Inc. Class A*                         847,000
     13,000   Unigraphics Solutions, Inc.*          182,000
     20,000   Visio Corp.*                          955,000
     39,000   Xylan Corp.*                        1,162,687
                                               ------------
                                                 19,898,763
                                               ------------
              COMPUTERS (0.2%)
     24,000   MMC Networks, Inc.*                   765,000
                                               ------------
              CONSTRUCTION & HOUSING (0.3%)
     20,400   Coachmen Industries, Inc.             532,950
     13,800   Texas Industries, Inc.                731,400
                                               ------------
                                                  1,264,350
                                               ------------
              CONSUMER CYCLICALS (0.3%)
     40,000   Westwood One, Inc.*                 1,008,752
                                               ------------
              CONSUMER GOODS & SERVICES (1.9%)
     25,000   Central Garden & Pet Co.*             778,125
     40,400   Devry, Inc.*                          886,275
     39,000   Furniture Brands International,
              Inc.*                               1,094,438
     60,000   Helen of Troy Ltd.*                 1,320,000
     26,700   ITT Educational Services, Inc.*       861,075
     26,900   Jostens, Inc.                         642,237
     40,000   Mohawk Industries, Inc.*            1,267,500
     24,500   Westpoint Stevens, Inc.*              808,500
                                               ------------
                                                  7,658,150
                                               ------------
              CONTAINERS (0.4%)
     48,500   Ivex Packaging Corp.*               1,127,625
     11,200   Libbey, Inc.                          429,100
                                               ------------
                                                  1,556,725
                                               ------------
              DATA PROCESSING & PRODUCTION (0.2%)
     47,800   May & Speh, Inc.*                     950,025
                                               ------------
              EDUCATION (0.1%)
     20,000   Bright Horizons, Inc.*                560,000
                                               ------------

 16              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              ELECTRIC COMPANIES (0.2%)
     22,600   Central Maine Power Co.          $    440,700
     11,400   Rochester Gas & Electric Corp.        364,088
                                               ------------
                                                    804,788
                                               ------------
              ELECTRICAL EQUIPMENTS (0.2%)
     22,100   Electro Scientific Industries,
              Inc.*                                 697,531
                                               ------------
              ELECTRONICS (0.3%)
      2,800   Aavid Thermal Technologies,
              Inc.*                                  81,900
     24,900   Burr-Brown Corp.*                     522,900
     27,000   Methode Electronics, Inc. Class
              A                                     418,500
      8,500   SCI Systems, Inc.*                    319,813
                                               ------------
                                                  1,343,113
                                               ------------
              ELECTRONICS/SEMICONDUCTOR (1.2%)
     45,000   Applied Voice Technology, Inc.
              *                                   1,035,000
      8,500   Cable Design Technologies Corp
              .*                                    175,312
     41,300   Dallas Semiconductor Corp.          1,280,300
     20,000   Maxim Integrated Products,
              Inc.*                                 633,750
     38,000   Microchip Technology, Inc.*           992,750
     18,000   Sipex Corp.*                          387,000
      6,000   Uniphase Corp.*                       376,688
                                               ------------
                                                  4,880,800
                                               ------------
              ENVIRONMENTAL SERVICES (0.2%)
     30,800   Casella Waste Systems, Inc.*          831,600
                                               ------------
              FINANCIAL (0.4%)
      9,300   Health Care Property Investors,
              Inc.                                  335,381
     21,000   HealthCare Financial Partners,
              Inc.*                               1,287,563
                                               ------------
                                                  1,622,944
                                               ------------
              FINANCIAL SERVICES (3.5%)
     16,723   Allmerica Financial Corp.           1,086,995
     48,000   Amerin Corp.*                       1,401,000
     25,900   AmerUs Life Holdings, Inc.
              Class A                               838,513
     18,000   ARM Financial Group, Inc. Class
              A                                     398,250
     14,000   Capital RE Corp.                    1,002,750
     17,500   Executive Risk, Inc.                1,290,625
     14,900   First Consulting Group, Inc.*         391,125
     13,000   Glenborough Realty Trust, Inc.        342,875
     30,000   HUBCO, Inc.                         1,074,375
     25,400   Nac Re Corp.                        1,355,725
     52,800   PMT Services, Inc.*                 1,343,100
     23,500   Renaissance Holdings Ltd.           1,088,344

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              FINANCIAL SERVICES (CONTINUED)
     31,000   Sirrom Capital Corp.             $    806,000
     35,500   Terra Nova (Bermuda) Holdings
              Ltd.                                1,113,812
      6,199   WMF Group, Ltd.                       142,577
                                               ------------
                                                 13,676,066
                                               ------------
              FOOD & BEVERAGE (1.0%)
     55,000   American Italian Pasta Co.*         2,048,750
      1,600   Ben & Jerry's Homemade, Inc.
              Class A*                               31,000
      9,000   Beringer Wine Estate, Inc.
              Class B*                              396,563
      9,600   Bush Boake Allen, Inc.*               281,400
     45,000   Hain Food Group, Inc.*              1,164,375
                                               ------------
                                                  3,922,088
                                               ------------
              FURNISHINGS & APPLIANCES (0.3%)
     52,100   Interface, Inc.                     1,051,769
                                               ------------
              GOLD (0.2%)
    228,114   Kinross Gold Corp.*                   741,371
                                               ------------
              HAZARDOUS WASTE (0.3%)
    285,000   Safety-Kleen Corp.                  1,033,125
                                               ------------
              HEALTH CARE (5.4%)
     43,200   Acuson Corp.*                         785,700
     38,400   ADAC Laboratories                     864,000
     34,400   Alkermes, Inc.*                       614,900
    127,500   Axys Pharmaceutical, Inc.*            908,438
     26,200   Ballard Medical Products              471,600
      9,514   Block Drug, Inc. Class A              361,532
     19,000   Compdent Corp.*                       296,875
     68,900   CORE, Inc.*                           555,506
     34,200   Haemonetics Corp.*                    547,200
     82,200   Hanger Orthopedic Group, Inc.*      1,674,825
     13,200   Health Care & Retirement Corp.        336,600
     28,500   IDX Systems Corp.*                  1,312,781
     21,500   Incontrol, Inc.*                       56,438
     41,000   Mentor Corp.                          994,250
     52,800   Mid Atlantic Medical Services,
              Inc.*                                 607,200
      7,800   Minimed, Inc.*                        408,525
      9,100   National Health Investors, Inc.       301,437
     20,200   National Surgery Centers, Inc.
              *                                     587,063
     51,000   NovaCare, Inc.*                       599,250
     13,000   Ocular Sciences, Inc.*                422,500
     10,400   Omega Healthcare Investors,
              Inc.                                  365,300
     23,000   Parexel International Corp.*          836,625
     22,650   Patterson Dental Co.*                 829,556
     37,500   Pharmacyclics, Inc.*                  890,625
     40,100   Renal Care Group, Inc.*             1,766,906
     19,000   Schein Pharmaceutical, Inc.*          505,875
      4,900   Sofamor Danek Group, Inc.*            424,156

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              HEALTH CARE (CONTINUED)
     29,900   Trex Medical Corp.*              $    493,350
     26,800   Trigon Healthcare, Inc.*              969,825
     18,400   Universal Health Services, Inc.
              Class B                             1,074,100
     12,200   VWR Scientific Products, Inc.*        300,425
                                               ------------
                                                 21,163,363
                                               ------------
              HEALTHCARE/MISCELLANEOUS (0.1%)
      9,500   CONMED Corp.*                         218,500
                                               ------------
              HEALTHCARE/PATIENT CARE (0.5%)
     27,500   Coventry Health Care, Inc.*           409,063
     55,900   Eltron International, Inc.*         1,537,250
                                               ------------
                                                  1,946,313
                                               ------------
              HOSPITAL MANAGEMENT (0.1%)
     15,500   Province Healthcare Co.               429,156
                                               ------------
              HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
     20,700   Hussmann International, Inc.          384,244
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.5%)
     45,700   Apogee, Inc.                          699,781
     49,500   BMC Industries, Inc.                  433,125
     32,000   Kroll-O'Gara Co.*                     684,000
     11,900   W.H. Brady Co.                        330,969
                                               ------------
                                                  2,147,875
                                               ------------
              INSURANCE (1.8%)
     22,350   Allied Group, Inc.                  1,046,259
     27,000   Everest Reinsurance Holdings,
              Inc.                                1,037,813
     45,600   FBL Financial Group, Inc.           1,168,500
     19,000   Fremont General Corp.               1,029,563
     12,400   Penn-America Group, Inc.              167,400
     41,600   Trenwick Group, Inc.                1,615,902
     22,050   W.R. Berkley Corp.                    883,378
                                               ------------
                                                  6,948,815
                                               ------------
              INSURANCE/PROPERTY (0.1%)
      8,000   LandAmerica Financial Group,
              Inc.*                                 458,000
      2,500   LaSalle Re Holdings Ltd.               94,688
                                               ------------
                                                    552,688
                                               ------------
              LEASE/RENTAL (0.3%)
     35,000   Renters Choice, Inc.*                 993,125
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              LEISURE/ENTERTAINMENT (1.3%)
     16,100   Coach USA, Inc.*                 $    734,562
     33,200   Fairfield Communities Inc.*           637,025
     41,350   Family Golf Centers, Inc.*          1,046,672
     17,000   Premier Parks, Inc.*                1,132,625
     14,900   SCP Pool Corp.*                       365,050
     34,700   Signature Resorts, Inc.*              572,550
     37,700   Vistana, Inc.*                        692,737
                                               ------------
                                                  5,181,221
                                               ------------
              LEISURE/PRODUCTS (0.5%)
     71,400   ResortQuest Intl. Inc.*             1,164,713
     20,000   Travel Services International,
              Inc.*                                 657,500
                                               ------------
                                                  1,822,213
                                               ------------
              LEISURE/SERVICE (0.4%)
     24,300   Ambassadors International,
              Inc.*                                 736,594
     39,600   Championship Auto Racing Teams,
              Inc.*                                 722,700
                                               ------------
                                                  1,459,294
                                               ------------
              LODGING (0.4%)
     46,700   Prime Hospitality Corp.*              814,331
     47,000   Rio Hotel and Casino, Inc.*           887,125
                                               ------------
                                                  1,701,456
                                               ------------
              MACHINERY & CAPITAL GOODS (1.3%)
     12,100   Alamo Group, Inc.                     229,900
     21,200   Dionex Corp.*                         559,150
     10,500   IDEX Corp.                            362,250
     24,600   Kaydon Corp.                          868,687
     13,800   Lincoln Electric Co.                  305,325
     30,000   Rental Service Corp.*               1,008,750
     22,200   Roper Industries, Inc.                579,975
     35,800   Stewart & Stevenson Services,
              Inc.                                  644,400
     13,800   Zebra Technologies Corp. Class
              A*                                    589,950
                                               ------------
                                                  5,148,387
                                               ------------
              MANUFACTURING/SHOES & APPAREL (0.3%)
     39,000   Columbia Sportswear Co.*              741,000
     14,000   Russell Corp.*                        422,625
                                               ------------
                                                  1,163,625
                                               ------------
              MATERIALS & PROCESSING (0.8%)
     25,900   Aptargroup, Inc.                    1,610,656
     30,500   Hexcel Corp.*                         690,063
     25,500   OM Group, Inc.                      1,051,875
                                               ------------
                                                  3,352,594
                                               ------------
              MEDICAL PRODUCTS (0.1%)
      6,000   Dendrite Intl. Inc.                   225,750
                                               ------------

 18              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              METALS/MINING (0.5%)
     30,000   Centex Construction Products,
              Inc.                             $  1,155,000
     42,300   Metals USA, Inc.*                     729,675
                                               ------------
                                                  1,884,675
                                               ------------
              METAL PRODUCT & FABRICATION (0.1%)
     16,900   NN Ball & Roller, Inc.                201,744
                                               ------------
              NATURAL GAS (0.1%)
     10,100   National Fuel Gas Co.                 439,981
                                               ------------
              NATURAL GAS/PROCESSING (0.2%)
     16,300   CMS Energy Corp.                      401,388
     17,100   Indiana Energy, Inc.                  510,862
                                               ------------
                                                    912,250
                                               ------------
              NATURAL GAS/TRANSPORTERS (0.2%)
     30,000   Washington Gas Light Co.              802,500
                                               ------------
              OFFICE EQUIPMENT (0.2%)
     39,000   Miller (Herman), Inc.                 948,187
                                               ------------
              OIL & GAS/ENERGY (6.1%)
     46,400   AGL Resources, Inc.                   922,200
     28,100   Apache Corp.                          885,150
     24,400   Brown (Tom), Inc.*                    459,025
      5,000   Camco International, Inc.             389,375
     13,500   Central Hudson Gas & Electric         617,625
     26,000   Chieftain International, Inc.*        615,875
      8,800   Cliffs Drilling Co.*                  288,750
     12,900   Connecticut Energy Corp.              359,588
     24,700   Dawson Production Services,
              Inc.*                                 370,500
     11,100   Eastern Enterprise                    475,913
    110,000   EEX Corp.                           1,031,250
    128,100   Global Industries Ltd.*             2,161,688
     12,600   Interstate Energy Corp.               409,500
     11,200   Key Energy Group, Inc.*               147,000
     53,500   Marine Drilling Cos., Inc.*           856,000
     12,700   MDU Resources Group, Inc.             453,231
     21,700   Montana Power Co.                     754,075
     34,200   Nabors Industries, Inc.*              677,588
     56,352   National-Oilwell, Inc.*             1,510,938
     22,400   Nevada Power Co.                      576,800
     51,000   Ocean Energy, Inc.*                   997,688
     26,300   Oceaneering International,
              Inc.*                                 466,825
     43,500   Offshore Logistics, Inc.*             772,125
     32,600   Petroleum Geo Services ADR*           994,300
     12,900   Piedmont Natural Gas Co., Inc.        433,762
     60,500   Pride International, Inc.*          1,024,719
     56,400   Public Service Co. of New
              Mexico                              1,279,575
     17,700   R&B Falcon Corp.*                     400,462
     23,800   Service Experts, Inc.*                821,100

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              OIL & GAS/ENERGY (CONTINUED)
     36,700   Sierra Pacific Resources         $  1,332,669
      6,600   Smith International, Inc.*            229,763
     17,800   Stone Energy Corp.*                   633,012
     15,000   Tuboscope Vetco International
              Corp.*                                296,250
     15,900   UTI Energy Corp.*                     204,712
     16,000   Wicor, Inc.                           370,000
                                               ------------
                                                 24,219,033
                                               ------------
              PHARMACEUTICALS (1.4%)
     70,000   Catalytica, Inc.*                   1,373,750
     14,000   Duane Reade Inc.                      420,000
     45,500   Gilead Sciences, Inc.*              1,458,844
     15,400   Sepracor, Inc.*                       639,100
     25,300   Serologicals Corp.*                   815,925
     19,200   Watson Pharmaceutical, Inc.*          896,400
                                               ------------
                                                  5,604,019
                                               ------------
              PRINTING & PUBLISHING (0.6%)
     18,000   Bowne & Company, Inc.                 810,000
     37,200   Getty Images, Inc.*                   827,700
      9,333   Pulitzer Publishing Co.               832,970
                                               ------------
                                                  2,470,670
                                               ------------
              PRODUCER DURABLES (1.6%)
     61,300   Allied Products Corp.               1,298,794
     62,500   DeCrane Aircraft Holdings,
              Inc.*                               1,085,937
     44,500   Gerber Scientific, Inc.             1,012,375
     60,000   Halter Marine Group, Inc.*            903,750
     57,000   Magnetek, Inc.*                       897,750
     30,000   Reliance Steel & Aluminum, Inc
              .                                   1,158,750
                                               ------------
                                                  6,357,356
                                               ------------
              REAL ESTATE (0.8%)
     13,906   Apartment Investment &
              Management Co.                        549,287
     25,200   CCA Prison Realty Trust               771,750
     14,600   Cabot Industrial Trust*               312,075
      2,090   Crescent Operating, Inc.*              35,530
     20,900   Crescent Real Estate Equities,
              Inc.                                  702,763
     10,600   SL Green Realty Corp.                 238,500
     75,000   U.S. Home & Garden, Inc.*             482,812
                                               ------------
                                                  3,092,717
                                               ------------
              RESTAURANTS (0.3%)
     41,000   Au Bon Pain Co., Inc. Class A*        451,000
     36,500   Bob Evans Farms, Inc.                 773,344
                                               ------------
                                                  1,224,344
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              RETAIL/SPECIALITY (0.4%)
     14,000   American Eagle Outfitters,
              Inc.*                            $    539,874
      7,400   Black Box Corp.                       245,588
     19,000   Claire's Stores, Inc.*                389,500
     24,000   School Specialty, Inc.*               393,000
                                               ------------
                                                  1,567,962
                                               ------------
              RETAIL STORES (4.7%)
     45,500   99 Cents Only Stores*               1,888,250
     29,600   Borders Group, Inc.*                1,095,200
     37,700   Delia's, Inc.*                        589,063
     80,000   Dynamex, Inc.*                        970,000
     31,800   Finish Line (The), Inc. Class
              A*                                    894,375
      7,500   Goody's Family Clothing, Inc.*        411,563
     33,000   K & G Men's Center, Inc.*             746,625
     44,000   Linens N Things, Inc.*              1,344,750
     60,000   Marks Brothers Jewelers, Inc.*      1,170,000
     35,500   Maxwell Shoe Co., Inc. Class A
              *                                     705,562
     27,000   Men's Warehouse (The), Inc.*          891,000
     28,500   Michael's Stores, Inc.*             1,005,517
     12,733   Monro Muffler Brake, Inc.*            200,550
     30,000   MSC Industrial Direct Co.,
              Inc.*                                 855,000
      9,900   Payless Shoesource, Inc.*             729,506
     52,000   Rent-Way, Inc.*                     1,586,000
     19,500   Schultz Sav-O Stores, Inc.            316,875
     18,000   Stage Stores, Inc.*                   814,500
     62,000   Sunglass Hut International,
              Inc.*                                 685,875
     25,600   Trammell Crow Co.*                    856,000
     36,000   United Auto Group, Inc.*              787,500
                                               ------------
                                                 18,543,711
                                               ------------
              RETAILING & DISTRIBUTORS (0.6%)
     30,000   Coinmach Laundry Corp.*               708,750
     39,350   Richfood Holdings, Inc.               814,053
     21,600   Scotts Company (The) Class A*         804,600
                                               ------------
                                                  2,327,403
                                               ------------
              SOLID WASTE (0.1%)
     12,000   Eastern Environmental Services        408,000
                                               ------------
              STEEL (0.1%)
     20,000   Oregon Steel Mills, Inc.              372,500
                                               ------------
              TECHNOLOGY (0.3%)
     22,700   CACI International, Inc. Class
              A*                                    478,119
     30,700   Reynolds & Reynolds Co. Class A       558,356
                                               ------------
                                                  1,036,475
                                               ------------
              TELECOMMUNICATION EQUIPMENT (0.3%)
     40,400   Radiant Systems, Inc.*                585,800
     56,100   Remec, Inc.*                          638,138
                                               ------------
                                                  1,223,938
                                               ------------

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              TELECOMMUNICATIONS (2.1%)
     28,200   Amdocs Ltd.*                     $    426,525
     38,000   Com21, Inc.*                          807,500
     19,000   ICG Communications, Inc.*             694,688
     40,000   IDT Corp.*                          1,202,500
     33,000   Integrated Electrical Services,
              Inc.*                                 664,125
     48,600   Intermedia Communications,
              Inc.*                               2,038,162
     30,200   McLeodUSA, Inc. Class A*            1,174,025
     25,000   Tekelec                             1,118,750
     28,500   Teledata Communications, Inc.*        315,281
                                               ------------
                                                  8,441,556
                                               ------------
              TEXTILE/APPAREL (0.6%)
     35,000   Nautica Enterprises, Inc.*            938,438
     10,200   St. John Knits, Inc.                  393,975
     46,500   Vlasic Foods International,
              Inc.*                                 935,812
                                               ------------
                                                  2,268,225
                                               ------------
              TOBACCO & GROCERY (0.5%)
     37,100   Consolidated Cigar Holdings,
              Inc.*                                 454,475
     33,800   First Brands Corp.                    866,125
     23,200   Pilgrim's Pride Corp.                 464,000
                                               ------------
                                                  1,784,600
                                               ------------
              TRANSPORTATION (0.9%)
     32,500   Expeditors International of
              Washington, Inc.                    1,430,000
     88,300   Greyhound Lines, Inc.*                535,319
     29,600   Heartland Express, Inc.*              599,400
     34,000   Simon Transportation Services,
              Inc.*                                 227,375
     33,400   Swift Transportation Co., Inc.*       661,738
                                               ------------
                                                  3,453,832
                                               ------------
              UTILITIES (0.5%)
     21,700   Eastern Utilities Associates          569,625
      8,500   Orange & Rockland Utilities,
              Inc.                                  456,344
     20,000   United Illuminating Co.             1,012,500
                                               ------------
                                                  2,038,469
                                               ------------
              TOTAL UNITED STATES               295,141,305
                                               ------------
              TOTAL COMMON STOCK
              (cost $304,997,542)               359,461,980
                                               ------------
              PREFERRED STOCK (0.4%)
              GERMANY (0.4%)
              COMPUTER SERVICE (0.1%)
      7,650   Draegerwerk AG                        182,668
                                               ------------
              MACHINERY & ENGINEERING (0.3%)
      2,100   GEA AG                                820,221
      1,850   KSB AG                                461,219
                                               ------------
                                                  1,281,440
                                               ------------

 20              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES        SECURITY                            VALUE
-----------------------------------------------------------
              TOTAL GERMANY & PREFERRED STOCK
              (cost $1,469,062)                $  1,464,108
                                               ------------
              RIGHTS (0.0%)
      5,875   Mirvac Limited Variable Priced
              Options
              (cost $1,371)                           1,091
                                               ------------
              WARRANTS (0.0%)
      1,034   Security Capital Group, Inc.
              (cost $8,064)                             355
                                               ------------

-----------------------------------------------------------
PRINCIPAL
-----------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (2.0%)
$ 2,988,000   U.S. Treasury Bills, 4.94-5.06,
              9/3/98                              2,961,864
     63,000   U.S. Treasury Bills, 4.98%,
              9/10/98                                62,387
  4,395,000   U.S. Treasury Bills 5.02%,
              09/17/98                            4,348,053
    477,000   U.S. Treasury Bills 4.88%,
              09/24/98                              471,504
                                               ------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $7,842,846)                   7,843,808
                                               ------------

-----------------------------------------------------------
PRINCIPAL     SECURITY                            VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS (7.5%)
$13,830,000   Fifth Third Bank, 5.45%,
              07/01/98, Collateralized by
              $9,458,000 FHLMC Pool #G10657,
              7.50%, 02/01/12, and $4,314,000
              FNMA, 7.00%, 11/01/17, market
              value $14,108,372                $ 13,830,000
 11,590,094   MBS Tri Party, 5.78%, 07/01/98,
              Collaterlized by $350,000
              FHLMC Pool #543375, 11.00%,
              11/01/19, $313,000 FHLMC Pool
              #259683, 12.50%, 05/01/14,
              $276,740 FHLMC Pool #170027,
              14.75%, 03/01/10, $300,000
              FHLMC Pool #216448, 8.25%,
              04/01/02, $299,000 FHLMC Pool
              #211495, 9.50%, 05/01/01,
              $285,000 FHLMC Pool #219397,
              10.00%, 01/01/03, $265,000
              FHLMC Pool #200005, 12.00%,
              12/01/99, market value
              $11,825,237                        11,590,094
  3,877,000   State Street Bank, 5.75%,
              07/01/98, Collateralized by
              $2,850,000 U.S. Treasury Bond,
              8.875%, 08/15/17, market value
              $3,957,938                          3,877,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (cost $29,297,094)                 29,297,094
                                               ------------
              TOTAL INVESTMENTS
              (cost $343,615,979)              $398,068,436
                                               ============

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS

                                 CONTRACT    MARKET
                                  VALUE      VALUE     APPRECIATION/
CURRENCY PURCHASED:              (U.S. $)   (U.S. $)   (DEPRECIATION)   DELIVERY DATE
-------------------              --------   --------   --------------   -------------
Austrian Schillings              $311,659   $311,438      $  (221)          7/2/98
British Pounds                    12,560     12,568             8           7/2/98
French Francs                     53,122     53,201            79           7/1/98
German Marks                     126,968    127,074           106           7/2/98
Spanish Pesetas                  367,031    367,415           384           7/1/98
                                 --------   --------      -------
TOTAL CURRENCY PURCHASED         $871,340   $871,696      $   356
                                 --------   --------      -------
CURRENCY SOLD:
-------------------------------
Irish Punts                      $208,205   $210,224      $(2,019)          7/1/98
Italian Lire                     164,867    166,022        (1,155)          7/1/98
                                 --------   --------      -------
TOTAL CURRENCY SOLD              $373,072   $376,246      $(3,174)
                                 --------   --------      -------
NET PAYABLE FOR FORWARD
  CURRENCY CONTRACTS PURCHASED
  AND SOLD                                                $(2,818)
                                                          =======

--------------------------------------------------------------------------------
  * Denotes a non-income producing security.

 ** Security is subject to contractual or legal restrictions on its resale.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost for federal income tax purposes: $344,410,247.

The abbreviations in the above statement stand for the following:

    AB     Aktiebolag (Swedish stock company)
    ADR    American Depositary Receipt
    AG     Aktiengesellschaft (German stock company)
    A/S    Limited
    ASA    Limited
    MBS    Mortgage-Backed Securities
    NV     Naamloze Vennootschap (Dutch corporation)
    ORD    Ordinary Depositary Receipt
    PLC    (British) Public Limited Company
    SA     Societe Anonyme (French corporation)
    SA     Sociedad Anonima (Spanish corporation)
    SGPS   Sociedade Gestora De Participacoes Sociais (Portuguese
           corporation)
    SPA    Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 22              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                  INCOME FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
PRINCIPAL   SECURITY                             VALUE
----------------------------------------------------------
            CORPORATE BONDS (16.4%)
            BANKS(3.4%)
 $50,000    Capital One Bank, 6.70%,
            05/15/08                          $     50,433
  50,000    Norwest Corp., 8.15%, 11/01/01          53,324
                                              ------------
                                                   103,757
                                              ------------
            FINANCIAL(7.8%)
  30,000    Associates Corp. of N.A., 6.70%,
            05/29/01                                30,596
  30,000    Donaldson Lufkin Jenrette,
            6.50%, 06/01/08                         30,120
  50,000    Ford Motor Credit Co., 8.20%,
            02/15/02                                53,365
  50,000    Lehman Brothers, 6.90%, 01/29/01        50,891
  50,000    Paine Webber, 6.55%, 04/15/08           50,169
  20,000    Sears Roebuck Acceptance, 6.38%,
            11/21/01                                20,167
                                              ------------
                                                   235,308
                                              ------------
            INDUSTRIAL (1.6%)
  50,000    Williams Co. Inc., 6.125%,
            02/01/01                                49,983
                                              ------------
            TRANSPORTATION(1.8%)
  48,762    Southwest Airlines Co., 7.67%,
            01/02/14                                54,211
                                              ------------
            UTILITY/ELECTRIC(1.8%)
  55,000    Public Service Co. of Colorado,
            6.00%, 04/15/03                         54,952
                                              ------------
            TOTAL CORPORATE BONDS
            (cost $495,347)                        498,211
                                              ------------
            ASSET-BACKED SECURITIES (1.7%)
  50,000    Sears Credit Account Master
            Trust, 5.80%, 08/15/05
            (cost $50,000)                          50,068
                                              ------------
            MORTGAGE-BACKED SECURITIES (9.1%)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION, REMIC
  58,288    Pool #313272, 7.00%, 01/01/12           59,347
  73,323    Pool #418168, 6.00%, 03/01/13           72,513
  44,701    Pool #251613, 6.50%, 03/01/28           44,509
  40,213    Pool #429414, 6.50%, 05/01/28           40,040
                                              ------------
                                                   216,409
                                              ------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
            REMIC
  28,877    Pool #377304, 8.00%, 10/15/26           29,923

----------------------------------------------------------
PRINCIPAL   SECURITY                             VALUE
----------------------------------------------------------
 $29,971    Pool #462619, 7.00%, 03/15/28     $     30,451
                                              ------------
                                                    60,374
                                              ------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (cost $326,009)                        276,783
                                              ------------
            U.S. GOVERNMENT AND AGENCY
            LONG-TERM OBLIGATIONS (65.4%)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
 200,000    5.625%, 03/15/01                       199,812
 100,000    5.75%, 04/15/03                        100,268
                                              ------------
                                                   300,080
                                              ------------
            U.S. TREASURY BONDS
 350,000    6.25%, 08/15/23                        374,609
                                              ------------
            U.S. TREASURY NOTES
 175,000    6.125%, 08/31/98                       175,219
 142,000    6.75%, 05/31/99                        143,509
 200,000    7.75%, 11/30/99                        205,938
 183,000    6.25%, 04/30/01                        186,374
  40,000    7.25%, 05/15/04                         43,400
 300,000    7.25%, 08/15/04                        326,531
 150,000    7.00%, 07/15/06                        163,875
  60,000    6.125%, 08/15/07                        62,456
                                              ------------
                                                 1,307,302
                                              ------------
            TOTAL U.S. GOVERNMENT AND AGENCY LONG-TERM
            OBLIGATIONS
            (cost $1,964,675)                    1,981,991
                                              ------------
            REPURCHASE AGREEMENT (6.8%)
 204,000    Fifth Third Bank, 5.45%,
            07/01/98, Collateralized by
            $54,000 FNMA Pool #313004,
            7.50%, 07/01/11, market value
            $55,518 and $149,000 FHLMC Pool
            #G10657, 7.50%, 02/01/12, market
            value $153,237 (cost $204,000)         204,000
                                              ------------
            TOTAL INVESTMENTS
            (cost $2,990,031)                 $  3,011,053
                                              ============

------------------------------------------------------

Cost for federal income tax purposes: $2,991,023.

The abbreviations in the above statement stand for the following:

FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
REMIC  Real Estate Mortgage Investment Conduit

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
SHARES     SECURITY                               VALUE
----------------------------------------------------------

           COMMON STOCK (93.7%)
           ADVERTISING & MARKETING SERVICES (0.3%)
     500   Snyder Communications, Inc.*         $   22,000
                                                ----------
           AUTOMOBILES (0.7%)
   1,200   Harley-Davidson, Inc.                    46,500
                                                ----------
           BANKS/MONEY CENTER (1.1%)
   2,000   NOVA Corp.*                              71,500
                                                ----------
           BANKS/REGIONAL (0.8%)
     500   First American Corp.*                    24,063
     400   Northern Trust Co.                       30,500
                                                ----------
                                                    54,563
                                                ----------
           BEVERAGES/NONALCOHOLIC (0.8%)
   1,400   Coca-Cola Enterprises, Inc.              54,950
                                                ----------
           BROADCASTING & TELEVISION (2.5%)
     700   Chancellor Media Corp. Class A*          34,759
     600   Clear Channel Communications, Inc.*      65,475
     500   Jacor Communications, Inc.*              29,500
   1,000   Tele-Communications Liberty Media
           Group*                                   38,813
                                                ----------
                                                   168,547
                                                ----------
           BUILDING MATERIALS (1.1%)
   2,000   Danaher Corp.                            73,375
                                                ----------
           COMMERCIAL & CONSUMER SERVICES (10.6%)
   1,200   Devry, Inc.*                             26,325
   3,000   Lamar Advertising Co.*                  107,625
   1,500   Metamor Worldwide, Inc.*                 52,781
   2,750   Outdoor Systems, Inc.*                   77,000
   2,500   Robert Half International, Inc.*        139,688
   3,000   Romac International*                     91,125
   1,700   Saville System PLC ADR*                  85,212
   1,900   Select Appointments Holdings Ltd.
           ADR                                      56,050
   1,000   Sylvan Learning Systems, Inc.*           32,750
   1,000   The Profit Recovery Group
           International, Inc.*                     27,937
                                                ----------
                                                   696,493
                                                ----------
           COMMUNICATION EQUIPMENT (2.4%)
   2,300   Advanced Fibre Communications,
           Inc.*                                    92,144
   1,000   Ciena Corp.*                             69,625
                                                ----------
                                                   161,769
                                                ----------
           COMPUTERS/NETWORKING (2.8%)
   2,000   Ascend Communications, Inc.*             99,125

----------------------------------------------------------
----------------------------------------------------------
SHARES     SECURITY                               VALUE
           COMPUTERS/NETWORKING (CONTINUED)
   3,200   FORE Systems, Inc.*                  $   84,800
                                                ----------
                                                   183,925
                                                ----------
           COMPUTERS/SOFTWARE & SERVICES (12.3%)
     800   America Online, Inc.                     84,800
   2,000   CBT Group PLC ADR.*                     107,000
   1,500   Cambridge Technology Partners,
           Inc.*                                    81,938
   1,200   Compuware Corp.*                         61,350
   1,000   Electronic Arts, Inc.*                   54,000
   1,800   Fiserv, Inc.*                            76,444
     700   International Network Services*          28,700
   1,000   J.D. Edwards & Co.*                      42,938
     500   Keane, Inc.*                             28,000
   2,500   Legato Systems, Inc.*                    97,500
     600   Network Associates, Inc.*                28,725
     600   PeopleSoft, Inc.*                        28,200
   2,000   Visio Corp.*                             95,500
                                                ----------
                                                   815,095
                                                ----------
           CONSUMER FINANCE (0.9%)
     800   Associates First Capital Corp.           61,500
                                                ----------
           ELECTRONICS/INSTRUMENTS (0.3%)
     600   Gemstar International Group Ltd.*        22,463
                                                ----------
           ELECTRONICS/SEMICONDUCTORS (1.9%)
   1,400   Uniphase Corp.*                          87,894
   1,200   Vitesse Semiconductor Corp.*             37,050
                                                ----------
                                                   124,944
                                                ----------
           EMPLOYMENT SERVICES (1.0%)
   2,000   AccuStaff, Inc.                          62,500
                                                ----------
           FACILITIES SERVICES (0.5%)
     900   Apollo Group, Inc. Class A*              29,756
                                                ----------
           FINANCIAL/DIVERSIFIED (1.5%)
   1,500   Metris Cos., Inc.                        95,625
                                                ----------
           FOOD (1.1%)
   2,000   American Italian Pasta Co.*              74,500
                                                ----------
           HEALTH CARE/DRUGS (2.0%)
   1,000   Elan Corp. PLC ADR*                      64,313
   1,500   Watson Pharmaceuticals*                  70,031
                                                ----------
                                                   134,344
                                                ----------
           HEALTH CARE/MEDICAL PRODUCTS (6.3%)
   1,500   Allergan, Inc.                           69,562
     800   Cardinal Health, Inc.                    75,000
   2,200   McKesson Corp.                          178,750
   1,600   Safeskin Corp.*                          65,800

 24              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
SHARES     SECURITY                               VALUE
----------------------------------------------------------

           HEALTH CARE/MEDICAL PRODUCTS (CONTINUED)
   1,000   Sybron International Corp.*          $   25,250
                                                ----------
                                                   414,362
                                                ----------
           HEALTH CARE/SPECIAL SERVICES (2.1%)
   1,600   HBO & Co.                                56,400
   1,000   Quintiles Transnational Corp.*           49,187
     900   Total Renal Care Holdings, Inc.*         31,050
                                                ----------
                                                   136,637
                                                ----------
           HOUSEHOLD FURNITURE & APPLIANCES (2.4%)
   1,500   Mohawk Industries, Inc.*                 47,531
     800   Rubbermaid, Inc.                         26,550
   1,800   Shaw Industries, Inc.                    31,725
   1,600   Westpoint Stevens, Inc.*                 52,800
                                                ----------
                                                   158,606
                                                ----------
           INSURANCE/MULTI-LINE (0.3%)
     300   MGIC Investment Corp.                    17,119
                                                ----------
           IRON & STEEL (0.5%)
   1,600   Oregon Steel Mills, Inc.                 29,800
                                                ----------
           LEISURE TIME PRODUCT (2.5%)
   3,000   Galileo International, Inc.             135,188
     400   Royal Caribbean Cruises Ltd.             31,800
                                                ----------
                                                   166,988
                                                ----------
           OIL & GAS/PRODUCTION (0.5%)
     500   Camco International, Inc.                38,938
                                                ----------
           PAYROLL SERVICES (1.5%)
   2,500   Paychex, Inc.                           101,719
                                                ----------
           PERSONAL CARE (0.4%)
     600   Twinlab Corp.*                           26,212
                                                ----------
           PUBLISHING (1.2%)
   3,000   The Reader's Digest Association,
           Inc.                                     81,375
                                                ----------
           REAL ESTATE (0.2%)
     501   Patriot American Hospitality, Inc.       11,983
                                                ----------
           RESTAURANTS (1.9%)
   1,000   Outback Steakhouse, Inc.*                39,000
   1,600   Starbucks Corp.*                         85,500
                                                ----------
                                                   124,500
                                                ----------
           RETAIL/COMPUTER & ELECTRONIC (3.2%)
   2,800   Acxiom Corp.*                            69,825

----------------------------------------------------------
----------------------------------------------------------
SHARES     SECURITY                               VALUE
           RETAIL/COMPUTER & ELECTRONIC (CONTINUED)
   1,000   DST Systems, Inc.*                   $   56,000
     600   Envoy Corp.*                             28,425
   2,000   Systems & Computer Technology
           Corp.*                                   54,000
                                                ----------
                                                   208,250
                                                ----------
           RETAIL/DEPARTMENT STORES (4.4%)
   2,000   Fred Meyer, Inc.*                        85,000
   4,000   Kohls Corp.*                            207,500
                                                ----------
                                                   292,500
                                                ----------
           RETAIL/DISCOUNTERS (3.3%)
     700   BJ's Wholesale Club, Inc.*               28,437
   2,850   Dollar Tree Stores, Inc.*               115,781
   4,000   Family Dollar Stores, Inc.               74,000
                                                ----------
                                                   218,218
                                                ----------
           RETAIL/DRUG STORES (0.7%)
   1,100   CVS Corp.                                42,831
                                                ----------
           RETAIL/SPECIALTY (12.9%)
     700   Abercrombie and Fitch Co. Cl A*          30,800
   1,000   AutoZone, Inc.*                          31,937
   1,000   Best Buy Co., Inc.*                      36,125
   2,000   Borders Group, Inc.*                     74,000
     600   Circuit City Stores--Circuit City
           Group                                    28,125
   3,000   Jones Apparel Group, Inc.*              109,688
   2,400   Lowe's Companies, Inc.                   97,350
   1,300   MSC Industrial Direct Co., Inc.
           Class A*                                 37,050
   1,000   Michael's Stores, Inc.*                  35,281
     700   Office Depot, Inc.*                      22,094
   2,200   Officemax, Inc.*                         36,300
   2,000   Rexall Sundown, Inc.*                    70,500
   2,000   Stage Stores, Inc.*                      90,500
   3,000   Staples, Inc.*                           86,812
   2,000   Viking Office Products, Inc.*            62,750
                                                ----------
                                                   849,312
                                                ----------
           TELECOMMUNICATIONS/CELLULAR (1.0%)
   1,500   RELTEC Corp.*                            67,500
                                                ----------
           TELECOMMUNICATIONS/LONG DISTANCE (3.3%)
   2,500   General Instrument Corp.*                67,969
   1,200   ICG Communications, Inc.*                43,875
   2,000   Intermedia Communications of
           Florida, Inc.*                           83,875
     500   McLeod, Inc.*                            19,437
                                                ----------
                                                   215,156
                                                ----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
SHARES     SECURITY                               VALUE
----------------------------------------------------------

           WASTE MANAGEMENT (0.5%)
   1,500   Allied Waste Industries, Inc.*       $   36,000
                                                ----------
           TOTAL COMMON STOCK
           (cost $5,715,733)                     6,192,355
                                                ----------

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENT (6.8%)
$450,000    Fifth Third Bank, 5.45%, 07/01/98,
            Collateralized by $447,000 FNMA
            Pool #313004, 7.50%, 07/01/11
            market value $459,571 (cost
            $450,000)                            $  450,000
                                                 ----------
            TOTAL INVESTMENTS
            (cost $6,165,733)                    $6,642,355
                                                 ==========

-------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $6,173,421.

The abbreviations in the above statement stand for the following:

    ADR  American Depositary Receipt
   FNMA  Federal National Mortgage Association
    PLC  (British) Public Limited Company

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 26              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
SHARES      SECURITY                             VALUE
----------------------------------------------------------
            COMMON STOCK (99.3%)
            AEROSPACE/DEFENSE (2.2%)
   5,000    Boeing Co.                        $    222,812
                                              ------------
            AIRLINES (2.5%)
   6,300    KLM Royal Dutch Air Lines NV ADR       257,906
                                              ------------
            AUTO PARTS & EQUIPMENT (4.3%)
   3,700    Borg-Warner Automotive, Inc.           177,831
   4,100    Goodyear Tire & Rubber Co.             264,194
                                              ------------
                                                   442,025
                                              ------------
            AUTOMOBILES (2.5%)
   4,400    Ford Motor Co.                         259,600
                                              ------------
            BANKS/MAJOR REGIONAL (8.8%)
   3,200    Chase Manhattan Corp.                  241,600
   2,700    Mellon Bank Corp.                      187,988
  13,800    National Bank of Canada                269,806
   2,800    NationsBank Corp.                      214,200
                                              ------------
                                                   913,594
                                              ------------
            BANKS/MONEY CENTER (2.2%)
   1,500    Citicorp                               223,875
                                              ------------
            BUILDING MATERIALS (3.9%)
   2,150    Armstrong World Industries, Inc.       144,856
   6,500    Owens Corning                          265,281
                                              ------------
                                                   410,137
                                              ------------
            COMPUTERS/PERIPHERAL (2.6%)
   6,200    Storage Technology Corp.*              268,925
                                              ------------
            COMPUTERS/SOFTWARE & SERVICES (1.6%)
   4,300    Electronic Data Systems Corp.          172,000
                                              ------------
            CONSTRUCTION (5.4%)
   7,050    Lafarge Corp.                          277,153
   3,900    Southdown, Inc.                        278,363
                                              ------------
                                                   555,516
                                              ------------
            ELECTRIC COMPANIES (4.4%)
   7,300    Kansas City Power & Light Co.          211,700
   6,200    Western Resources, Inc.                240,638
                                              ------------
                                                   452,338
                                              ------------
            ELECTRICAL EQUIPMENT (2.1%)
   7,400    Ucar International, Inc.*              215,987
                                              ------------
            ELECTRONICS/COMPONENTS & DISTRIBUTORS (7.0%)
   9,850    Arrow Electronics, Inc.                214,237
   4,800    Avnet, Inc.                            262,500

----------------------------------------------------------
SHARES      SECURITY                             VALUE
----------------------------------------------------------
            ELECTRONICS/COMPONENTS & DISTRIBUTORS
            (CONTINUED)
   2,800    Philips Electronics NV ADR        $    238,000
                                              ------------
                                                   714,737
                                              ------------
            FOODS (1.9%)
  10,600    IBP, Inc.                              192,125
                                              ------------
            HOMEBUILDING (1.9%)
   6,600    Champion Enterprises, Inc.*            193,875
                                              ------------
            HOUSEHOLD FURNITURE & APPLIANCES (1.9%)
   5,050    Harman International Industries,
            Inc.                                   194,425
                                              ------------
            INSURANCE (5.8%)
   6,250    Old Republic International Corp.       183,203
   4,300    PartnerRe Ltd.                         219,300
    4600    W.R. Berkley Corp.                     184,288
                                              ------------
                                                   586,791
                                              ------------
            INVESTMENT BANKING (4.5%)
   2,850    Morgan Stanley Dean Witter & Co.       260,419
   4,600    Paine Webber Group, Inc.               197,800
                                              ------------
                                                   458,219
                                              ------------
            MANUFACTURING/SPECIALIZED (1.7%)
   8,800    New Holland NV                         172,700
                                              ------------
            METALS MINING (4.1%)
   4,300    Cleveland Cliffs, Inc.                 230,588
  13,600    Inco Ltd.                              185,300
                                              ------------
                                                   415,888
                                              ------------
            OIL/DOMESTIC INTEGRATED (2.4%)
   6,100    Diamond Offshore Drilling, Inc.        244,000
                                              ------------
            OIL & GAS/DRILLING & EQUIPMENT (2.4%)
  11,000    R&B Falcon Corp.*                      248,875
                                              ------------
            OIL & GAS/INTERNATIONAL (4.3%)
   4,850    Phillips Petroleum Co.                 233,709
   3,700    Repsol SA ADR                          203,500
                                              ------------
                                                   437,209
                                              ------------
            OIL & GAS/REFINING (4.6%)
   6,500    Sun Co., Inc.                          252,281
   6,800    Ultramar/Diamond Shamrock Corp.        214,625
                                              ------------
                                                   466,906
                                              ------------
            PAPER & FOREST PRODUCTS (0.2%)
   1,600    Asia Pulp & Paper Co. Ltd. ADR          18,000
                                              ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
SHARES      SECURITY                             VALUE
----------------------------------------------------------
            RAILROADS (4.9%)
   2,700    Burlington Northern Santa Fe
            Corp.                             $    265,106
   4,900    Kansas City Southern Industries,
            Inc.                                   243,163
                                              ------------
                                                   508,269
                                              ------------
            RETAIL/DEPARTMENT STORES (2.5%)
   3,900    May Department Stores Co.              255,450
                                              ------------
            TELEPHONE (2.1%)
   2,900    GTE Corp.                              161,312
   1,400    SBC Communications, Inc.                56,000
                                              ------------
                                                   217,312
                                              ------------
            TRANSPORTATION/AIR FREIGHT (2.3%)
   3,800    FDX Corp.*                             238,450
                                              ------------
            TRUCKS & PARTS (2.3%)
   4,650    Cummins Engine Co., Inc.               238,313
                                              ------------
            TOTAL COMMON STOCK
            (cost $10,313,477)                  10,196,259
                                              ------------

----------------------------------------------------------
PRINCIPAL   SECURITY                           VALUE
----------------------------------------------------------
            REPURCHASE AGREEMENT (3.3%)
$336,000    Fifth Third Bank,
            5.45%, 07/01/98, Collateralized
            by
            $334,000 FNMA Pool #313004,
            7.50%, 07/01/11,
            market value $343,393
            (cost $336,000)                    $   336,000
                                               -----------
            TOTAL INVESTMENTS
            (cost $10,649,477)                 $10,532,259
                                               ===========

------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $10,659,396.

The abbreviations in the above statement stand for the following:

    ADR     American Depository Receipt
    FNMA    Federal National Mortgage Association
    NV      Naamloze Vennootschap (Dutch
            corporation)
    SA      Societe Anonyme (French corporation)

Portfolio holdings percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 28              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
SHARES      SECURITY                             VALUE
----------------------------------------------------------
            COMMON STOCK (77.1%)
            AEROSPACE/DEFENSE (2.2%)
   2,000    General Dynamics Corp.            $     93,000
     900    Lockheed Martin Corp.                   95,287
                                              ------------
                                                   188,287
                                              ------------
            AUTOMOBILES, PARTS & EQUIPMENT (1.0%)
   1,400    Ford Motor Co.                          82,600
     100    Magna International, Inc.                6,863
                                              ------------
                                                    89,463
                                              ------------
            BANKS (7.2%)
   2,840    Banc One Corp.                         158,507
   1,400    Chase Manhattan Corp.                  105,700
   2,200    First Union Corp.                      128,150
   1,200    Mellon Bank Corp.                       83,550
   1,818    NationsBank Corp.                      139,077
                                              ------------
                                                   614,984
                                              ------------
            CHEMICALS/DIVERSIFIED (0.6%)
     700    E.I. du Pont de Nemours & Co.           52,238
                                              ------------
            COMMERCIAL & CONSUMER SERVICES (0.9%)
   1,800    York International Corp.                78,412
                                              ------------
            COMMUNICATION EQUIPMENT (0.6%)
     700    Tellabs, Inc.*                          50,138
                                              ------------
            COMPUTERS/HARDWARE (2.0%)
   1,100    International Business Machines
            Corp.                                  126,294
   4,100    Western Digital Corp.*                  48,431
                                              ------------
                                                   174,725
                                              ------------
            COMPUTERS/SOFTWARE & SERVERS (0.9%)
     500    Cisco Systems, Inc.*                    46,031
     300    Microsoft Corp.*                        32,512
                                              ------------
                                                    78,543
                                              ------------
            CONSUMER FINANCE (1.3%)
     314    Associates First Capital Corp.          24,140
   2,000    H&R Block, Inc.                         84,250
                                              ------------
                                                   108,390
                                              ------------
            ELECTRICAL EQUIPMENT (3.3%)
     700    Colonial Properties Trust, REIT         21,700
   2,600    Crown Cork & Seal Co.                  123,500
   1,500    General Electric Co.                   136,500
                                              ------------
                                                   281,700
                                              ------------

----------------------------------------------------------
SHARES      SECURITY                             VALUE
----------------------------------------------------------
            ELECTRICITY (0.5%)
   1,100    DQE, Inc.                         $     39,600
                                              ------------
            ELECTRONICS/COMPONENTS (2.7%)
   2,400    AMP, Inc.                               82,500
   1,900    Avnet, Inc.                            103,906
     600    Intel Corp.                             44,475
                                              ------------
                                                   230,881
                                              ------------
            FINANCIAL/DIVERSIFIED (0.2%)
     900    Duke Realty Investments, Inc.,
            REIT                                    21,263
                                              ------------
            FOOD & BEVERAGE (4.5%)
   1,883    Diageo PLC ADR                          90,737
   2,200    General Mills, Inc.                    150,425
   2,600    H.J. Heinz Co.                         145,925
                                              ------------
                                                   387,087
                                              ------------
            GOLD & METALS MINING (0.9%)
   4,000    Barrick Gold Corp.                      76,750
                                              ------------
            HEALTH CARE/DIVERSIFIED (3.4%)
   2,600    American Home Products Corp.           134,550
   3,300    Bergen Brunswig Corp. Class A          153,037
                                              ------------
                                                   287,587
                                              ------------
            HEALTH CARE/DRUGS (1.7%)
   1,100    Merck & Co., Inc.                      147,125
                                              ------------
            HEALTH CARE/MEDICAL PRODUCTS (6.2%)
   3,400    Abbott Laboratories                    138,975
   2,500    Baxter International, Inc.             134,531
   1,400    Bristol-Myers Squibb Co.               160,913
   2,100    United States Surgical Corp.            95,813
                                              ------------
                                                   530,232
                                              ------------
            INSURANCE BROKERS (2.1%)
     400    General Re Corp.                       101,400
   1,350    Marsh & McLennan Cos., Inc.             81,591
                                              ------------
                                                   182,991
                                              ------------
            INVESTMENT MANAGEMENT (1.4%)
   1,300    Morgan Stanley Dean Witter & Co.       118,787
                                              ------------
            IRON & STEEL (0.9%)
   3,300    Allegheny Teledyne, Inc.                75,488
                                              ------------
            MANUFACTURING/DIVERSIFIED (1.0%)
   1,200    Textron, Inc.                           86,025
                                              ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
SHARES      SECURITY                             VALUE
----------------------------------------------------------
            MANUFACTURING/SPECIALTY (0.8%)
   3,200    Cooper Tire & Rubber Co.          $     66,000
                                              ------------
            NATURAL GAS (3.2%)
   2,500    Enron Corp.                            135,156
   1,900    Sonat, Inc.                             73,388
   1,900    Williams Cos., Inc. (The)               64,125
                                              ------------
                                                   272,669
                                              ------------
            OFFICE EQUIPMENT & SUPPLIES (0.8%)
     700    Xerox Corp.                             71,137
                                              ------------
            OIL & GAS/EQUIPMENT (1.5%)
   3,000    Dresser Industries, Inc.               132,188
                                              ------------
            OIL & GAS/PRODUCTION (4.2%)
   2,100    Burlington Resources, Inc.              90,431
   1,000    El Paso Natural Gas                     38,250
   1,600    Exxon Corp.                            114,100
   1,500    Mobil Corp.                            114,937
                                              ------------
                                                   357,718
                                              ------------
            OIL & GAS/REFINING (0.8%)
   2,100    Ultramar/Diamond Shamrock Corp.         66,281
                                              ------------
            PERSONAL CARE (3.4%)
     800    Avon Products, Inc.                     62,000
   2,100    Kimberly-Clark Corp.                    96,338
   5,100    Dial Corp. (The)                       132,281
                                              ------------
                                                   290,619
                                              ------------
            PUBLISHING/NEWSPAPER (0.2%)
     900    Hollinger International, Inc.           15,300
                                              ------------
            REAL ESTATE (1.6%)
     600    Equity Residential Properties
            Trust, REIT                             28,463
   1,100    Liberty Property Trust, REIT            28,119
     600    Meditrust Corp., REIT                   16,763
     800    New Plan Realty Trust, REIT             19,600
   1,200    Post Properties, Inc., REIT             46,200
                                              ------------
                                                   139,145
                                              ------------
            RESTAURANTS (0.3%)
   1,000    Wendy's International, Inc.             23,500
                                              ------------
            RETAIL/DISCOUNTERS (2.9%)
   1,500    Hewlett-Packard Co.                     89,812
   2,200    J.C. Penney Co., Inc.                  159,088
                                              ------------
                                                   248,900
                                              ------------

----------------------------------------------------------
SHARES      SECURITY                             VALUE
----------------------------------------------------------
            RETAIL FOOD CHAINS (1.1%)
   6,800    Food Lion, Inc. Class A           $     72,250
   2,100    Food Lion, Inc. Class B                 21,131
                                              ------------
                                                    93,381
                                              ------------
            TELECOMMUNICATIONS (2.5%)
   2,000    Ameritech Corp.                         89,750
   1,200    MCI Communications Corp.                69,750
     800    Sprint Corp.                            56,400
                                              ------------
                                                   215,900
                                              ------------
            TOBACCO (2.2%)
   2,700    Philip Morris Co., Inc.                106,312
   3,200    UST, Inc.                               86,400
                                              ------------
                                                   192,712
                                              ------------
            TRANSPORTATION/SHIPPING (1.2%)
   2,400    CNF Transportation, Inc.               102,000
                                              ------------
            UTILITIES/ELECTRIC COMPANIES (4.5%)
   1,600    CMS Energy Corp.                        70,400
   3,900    PacifiCorp                              88,238
   3,700    TECO Energy, Inc.                       99,206
   3,100    Texas Utilities Co.                    129,037
                                              ------------
                                                   386,881
                                              ------------
            WASTE MANAGEMENT (0.4%)
     900    Browning-Ferris Industries, Inc.        31,275
                                              ------------
            TOTAL COMMON STOCK
            (cost $6,366,839)                    6,606,302
                                              ------------
            PREFERRED STOCK (10.7%)
            BANKS (0.5%)
     300    Jefferson Pilot Corp.                   39,787
                                              ------------
            COMPUTER/SOFTWARE (1.9%)
   1,800    Microsoft Corp. Convertible
            Series A                               171,000
                                              ------------
            CONSUMER FINANCE (1.0%)
   1,600    Conseco, Inc. Series F                  84,800
                                              ------------
            FOODS (1.9%)
   1,300    Ralston-Ralston Purina Group            82,550
   1,700    Suiza Foods Corp. Convertible           84,575
                                              ------------
                                                   167,125
                                              ------------
            HEALTH CARE/MEDICAL PRODUCTS (0.8%)
     600    McKesson Corp. Convertible              68,175
                                              ------------

 30              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
SHARES      SECURITY                             VALUE
----------------------------------------------------------
            INSURANCE BROKERS (0.9%)
     500    SunAmerica, Inc. Series E         $     80,563
                                              ------------
            INVESTMENT MANAGEMENT (0.4%)
   1,100    Merrill Lynch STRYPES                   34,650
                                              ------------
            NATURAL GAS (0.3%)
     150    The Williams Co., Inc.
            Convertible                             23,925
                                              ------------
            OIL & GAS/EQUIPMENT (0.8%)
   1,300    Unocal Corp. Convertible                69,713
                                              ------------
            PUBLISHING/NEWSPAPER (1.0%)
   5,200    Hollinger International, Inc.           81,900
                                              ------------
            RESTAURANTS (0.8%)
   1,300    Wendy's International, Inc.
            Convertible Series A                    71,500
                                              ------------
            WASTE MANAGEMENT (0.3%)
     600    Browning-Ferris Industries, Inc.        21,150
                                              ------------
            TOTAL PREFERRED STOCK
            (cost $863,539)                        914,288
                                              ------------

----------------------------------------------------------
PRINCIPAL
----------------------------------------------------------
            CONVERTIBLE DEBT (6.4%)
            AUTOMOBILES, PARTS & EQUIPMENT (1.2%)
$ 50,000    Magna International, Inc., 5.00%,
            10/15/02                                63,563
  35,000    Magna International, Inc., 4.88%,
            02/15/05                                38,500
                                                ----------
                                                   102,063
                                                ----------
            COMPUTERS/HARDWARE (2.2%)
  80,000    EMC Corp., 3.25%, 03/15/02             164,700
 100,000    Western Digital Corp., 0.00%,
            02/18/18                                25,750
                                                ----------
                                                   190,450
                                                ----------

----------------------------------------------------------
PRINCIPAL   SECURITY                              VALUE
----------------------------------------------------------
            OIL AND GAS/EQUIPMENT (1.1%)
$ 80,000    Diamond Offshore Drilling, 3.75%,
            02/15/07                            $   92,600
                                                ----------
            RETAIL/DISCOUNTERS (1.9%)
  85,000    Home Depot, Inc., 3.25%, 10/01/01      158,312
                                                ----------
            TOTAL CONVERTIBLE DEBT
            (cost $494,247)                        543,425
                                                ----------
            REPURCHASE AGREEMENT (6.3%)
 543,000    Fifth Third Bank, 5.45%, 07/01/98,
            Collateralized by $539,000 FNMA
            Pool #313004, 7.50%, 07/01/11,
            market value $554,159
            (cost $543,000)                        543,000
                                                ----------
            TOTAL INVESTMENTS
            (cost $8,267,625)                   $8,607,015
                                                ==========

------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $8,267,977.

The abbreviations in the above statement stand for the following:

    ADR        American Depository Receipt
    FNMA       Federal National Mortgage Association
    PLC        (British) Public Limited Company
    REIT       Real Estate Investment Trust
    STRYPES    Structure Yield Product Exchangeable
               for Stock

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            CORPORATE BONDS (89.3%)
            AGRICULTURAL PRODUCT (0.3%)
$ 50,000    Purina Mills, Inc., Sr. Sub. Note,
            9.00%, 03/15/10*                     $   51,500
                                                 ----------
            AUTO PARTS & EQUIPMENT (0.9%)
 150,000    Collins & Aikman Products, Inc.,
            Sr. Sub. Note, 11.50%, 04/15/06         167,813
                                                 ----------
            BROADCASTING & TELEVISION (16.9%)
 175,000    ACME Television LLC, Sr. Disc.
            Note, 0/10.875%, 09/30/04               145,250
 150,000    Big City Radio, Inc., Sr. Disc.
            Note, 0/11.25%, 03/15/05*               114,000
 250,000    CSC Holdings, Inc., Sr. Sub. Note,
            9.25%, 11/01/05                         268,750
 100,000    Chancellor Media Corp., Sr. Sub.
            Note, 9.375%, 10/01/04                  105,500
 275,000    Chancellor Media Corp., Sr. Sub.
            Note, 8.125%, 12/15/07                  279,125
 100,000    Charter Communications
            International, Inc., Sr. Disc.
            Note, 0/14.00%, 03/15/07                 82,500
  75,000    Cumulus Media, Inc., Sr. Sub. Note,
            10.375%, 07/01/08                        76,125
 125,000    Diamond Cable Communications PLC,
            Sr. Disc. Note, 0/10.75%, 02/15/07       92,500
  50,000    Diamond Holdings PLC, 9.125%,
            02/01/08                                 52,500
  50,000    Diva Systems Corp., Unit, Sr. Disc.
            Note, 0/12.625%, 03/01/08*               23,750
 100,000    Echostar Satellite Broadcasting,
            Inc., Sr. Disc. Note, 0/13.125%,
            03/15/04                                 92,500
 200,000    Fox/Liberty Networks LLC, Sr. Disc.
            Note, 0/9.75%, 08/15/07                 138,000
 100,000    International Cabletel, Inc., Sr.
            Note, 0.00%, 02/01/06                    82,500
 100,000    Lamar Advertising Co., Sr. Sub.
            Note, 8.625%, 09/15/07                  102,500
 150,000    Lenfest Communications, Inc., Sr.
            Note, 8.375%, 11/01/05                  160,125
 375,000    NTL, Inc., Sr. Disc. Note, 0/9.75%,
            04/01/08*                               245,625
 150,000    Outdoor Systems, Inc., Sr. Note,
            8.875%, 06/15/07                        156,750
 225,000    Pegasus Communications Corp., Sr.
            Note, 9.625%, 10/15/05                  232,875
 225,000    Roger CableSystems, Inc., Sr. Note,
            10.00%, 03/15/05                        250,875
 100,000    SFX Broadcasting, Inc., Sr. Sub.
            Note, 10.75%, 05/15/06                  110,750
  75,000    Sinclair Broadcast Group, Inc., Sr.
            Sub. Note, 10.00%, 09/30/05              80,812
 100,000    Sinclair Broadcast Group, Inc., Sr.
            Sub. Note, 8.75%, 12/15/07              103,500

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            BROADCASTING & TELEVISION (CONTINUED)
$225,000    Telewest Communications PLC, Disc.
            Note, 0/11.00%, 10/01/07             $  186,750
 125,000    United International Holdings,
            Inc., Sr. Disc. Note, 0/10.75%,
            02/15/08                                 78,125
                                                 ----------
                                                  3,261,687
                                                 ----------
            BUILDING MATERIALS (0.8%)
  50,000    American Architectural Products
            Corp., Sr. Note, 11.75%, 12/01/07*       51,750
 100,000    Building Materials Corp., Sr. Note,
            8.00%, 10/15/07                         101,000
                                                 ----------
                                                    152,750
                                                 ----------
            CHEMICALS (2.1%)
 100,000    Buckeye Technologies, Inc., Sr.
            Sub. Note, 9.25%, 09/15/08              105,000
 100,000    ISP Holdings, Inc., Sr. Note,
            9.00%, 10/15/03                         104,250
 100,000    Polymer Group, Inc., Sr. Note,
            9.00%, 07/01/07                         102,000
 100,000    Polymer Group, Inc., Sr. Note,
            8.75%, 03/01/08*                        100,250
                                                 ----------
                                                    411,500
                                                 ----------
            COMMERCIAL SERVICES (1.0%)
  50,000    Eagle-Picher Industries, Inc., Sr.
            Sub. Note, 9.375%, 03/01/08*             50,750
 150,000    Sitel Corp., Sr. Sub. Note, 9.25%,
            03/15/06*                               146,250
                                                 ----------
                                                    197,000
                                                 ----------
            COMPUTERS/SOFTWARE (1.0%)
 100,000    American Business Information, Inc,
            Sr. Sub. Note, 9.50%, 06/15/08*         101,000
 100,000    PSINet, Inc., Sr. Note, 10.00%,
            02/15/05                                102,750
                                                 ----------
                                                    203,750
                                                 ----------
            CONSUMER JEWELRY & GIFTS (0.3%)
  50,000    NBTY, Inc., Sr. Sub. Note, 8.625%,
            09/15/07                                 51,000
                                                 ----------
            CONTAINERS & PACKAGES (0.8%)
 150,000    Tekni-Plex, Inc., Sr. Sub. Note,
            9.25%, 03/01/08                         150,750
                                                 ----------
            DRUG STORES (0.4%)
  75,000    DiGiorgio Corp., Sr. Note, 10.00%,
            06/15/07                                 74,813
                                                 ----------
            ELECTRONICS/COMPONENTS (0.6%)
 100,000    PX Escrow Corp., Sr. Disc. Note,
            0/9.625%, 02/01/06*                      72,250

 32              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            ELECTRONICS/COMPONENTS (CONTINUED)
$ 50,000    Viasystems, Inc., Sr. Sub. Note,
            9.75%, 06/01/07                      $   49,250
                                                 ----------
                                                    121,500
                                                 ----------
            FINANCIAL INSTITUTIONS (2.1%)
 100,000    ContiFinancial Corp., Sr. Note,
            8.125%, 04/01/08                        101,371
 125,000    First Nationwide Holdings, Inc.,
            Sr. Sub. Note, 9.125%, 01/15/03         130,312
 150,000    First Nationwide Holdings, Inc.,
            Sr. Sub. Note, 10.625%, 10/01/03        169,125
                                                 ----------
                                                    400,808
                                                 ----------
            FOODS (4.0%)
 200,000    Ameriserv Food Distribution, Inc.,
            10.125%, 07/15/07                       206,750
 150,000    Aurora Foods, Inc., Sr. Sub. Note,
            Series E, 8.75%, 07/01/08*              153,000
 150,000    Eagle Family Foods, Inc., Sr. Sub.
            Note, 8.75%, 01/15/08*                  146,625
 150,000    International Home Foods, Inc., Sr.
            Sub. Note, 10.375%, 11/01/06            163,500
 100,000    Stater Brothers Holdings, Inc., Sr.
            Sub. Note, 9.00%, 07/01/04              103,000
                                                 ----------
                                                    772,875
                                                 ----------
            HEALTH CARE (4.7%)
  50,000    Alliance Imaging, Inc., Sr. Sub.
            Note, 9.625%, 12/15/05                   50,750
 100,000    CONMED Corp., Sr. Sub. Note, 9.00%,
            03/15/08                                100,000
 100,000    Continental Global, Inc., Sr. Note,
            11.00%, 04/01/07                        104,500
 100,000    Dade International, Inc., 11.125%,
            05/01/06                                113,000
  75,000    Everest Healthcare Services, Inc.,
            Sr. Sub. Note, 9.75%, 05/01/08*          76,875
 100,000    Hudson Respiratory Care, Inc., Sr.
            Sub. Note, 9.125%, 04/15/08*             95,500
 200,000    Tenet Healthcare Corp., Sr. Note,
            8.00%, 01/15/05                         205,954
 150,000    Tenet Healthcare Corp., Sr. Note,
            8.125%, 12/01/08*                       151,500
                                                 ----------
                                                    898,079
                                                 ----------
            HOUSEHOLD FURNITURE & APPLIANCES (0.3%)
  50,000    Werner Holdings Co., Sr. Sub. Note,
            10.00%, 11/01/07                         52,250
                                                 ----------

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            IRON & STEEL (0.9%)
$ 50,000    GS Technologies Operating Co., Sr.
            Note, 12.25%, 10/01/05               $   55,500
 100,000    Ryerson Tull, Inc., Sr. Note,
            9.125%, 07/15/06                        111,500
                                                 ----------
                                                    167,000
                                                 ----------
            LEISURE TIME PRODUCTS (4.6%)
 152,000    AMF Group, Inc., Sr. Disc. Note,
            0/12.25%, 03/15/06                      122,360
  50,000    Icon Health & Fitness, Inc., Sr.
            Sub. Note, 13.00%, 7/15/02               50,250
  50,000    Premier Parks, Inc., Sr. Note,
            9.25%, 04/01/06                          51,812
 250,000    Premier Parks, Inc., Sr. Disc.
            Note, 0/10.00%, 04/01/08                167,500
  75,000    Premier Parks, Inc., Sr. Note,
            12.00%, 08/15/03                         83,437
 150,000    Regal Cinemas, Inc., Sr. Sub. Note,
            9.50%, 06/01/08*                        152,250
 250,000    Viacom, Inc., Sub. Deb., 8.00%,
            07/07/06                                259,062
                                                 ----------
                                                    886,671
                                                 ----------
            MACHINERY/DIVERSIFIED (2.6%)
  50,000    Alvey Systems, Inc., Sr. Sub. Note,
            11.375%, 01/31/03                        54,375
 150,000    Amscan Holdings, Inc., Sr. Sub.
            Note, 9.875%, 12/15/07                  152,250
  50,000    Anchor Lamina, Inc., Sr. Sub. Note,
            9.875%, 02/01/08                         49,000
 100,000    Clark Materials Handling, Inc., Sr.
            Note, 10.75%, 11/15/06                  106,500
  75,000    Euramax International PLC, Sr. Sub.
            Note, 11.25%, 10/01/06                   81,375
  50,000    National Equipment Services, Inc.,
            Sr. Sub. Note, 10.00%, 11/30/04*         50,750
                                                 ----------
                                                    494,250
                                                 ----------
            MANUFACTURING/DIVERSIFIED (2.8%)
  50,000    Amphenol Corp., Sr. Sub Note,
            9.875%, 05/15/07                         52,875
 100,000    Grove Worldwide LLC, Sr. Sub. Note,
            9.25%, 05/01/08*                         99,500
 100,000    JTM Industries, Inc., Sr. Sub.
            Note, 10.00%, 04/15/08*                 102,000
  50,000    MMI Products, Inc., Sr. Sub. Note,
            11.25%, 04/15/07                         55,000
  75,000    Neenah Corp., Sr. Sub. Note,
            11.125%, 05/01/07                        82,125
 125,000    WESCO Distribution, Inc., Sr. Sub.
            Note, 9.125%, 06/01/08*                 124,375

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            MANUFACTURING/DIVERSIFIED (CONTINUED)
$ 50,000    WESCO International, Inc., Sr.
            Disc. Note, 0/11.125%, 06/01/08*     $   29,500
                                                 ----------
                                                    545,375
                                                 ----------
            METALS MINING (0.5%)
 100,000    AEI Holding Co., Sr. Note, 10.00%,
            11/15/07*                               100,250
                                                 ----------
            OFFICE EQUIPMENT & SUPPLIES (2.1%)
  50,000    Dialog Corp., Sr. Sub. Note,
            11.00%, 11/15/07                         55,000
 125,000    Fisher Scientific International,
            Inc., Sr. Sub. Note, 9.00%,
            02/01/08                                125,000
 125,000    U.S. Office Products Co., Sr. Sub.
            Note, 9.75%, 06/15/08*                  126,406
 100,000    United Stationers Supply Co., Sr.
            Sub. Note, 8.375%, 04/15/08*            100,500
                                                 ----------
                                                    406,906
                                                 ----------
            OIL & GAS (4.6%)
 150,000    Chiles Offshore LLC, Sr. Note,
            10.00%, 05/01/08*                       145,500
 175,000    Dailey International, Inc., Sr.
            Note, 9.50%, 02/15/08*                  172,375
 100,000    Forcenergy, Inc., Sr. Sub. Note,
            8.50%, 02/15/07                          95,000
 125,000    KCS Energy, Inc., Sr. Sub Note,
            8.875%, 01/15/08                        119,375
 100,000    Nuevo Energy Co., Sr. Sub. Note,
            8.875%, 06/01/08                        101,750
 125,000    Pride International, Inc., Sr.
            Note, 9.375%, 05/01/07                  132,188
 200,000    Universal Compression, Inc., Sr.
            Disc. Note, 0/9.875% , 02/15/08*        127,000
                                                 ----------
                                                    893,188
                                                 ----------
            PERSONAL CARE PRODUCTS (1.8%)
 100,000    Playtex Products, Inc., Sr. Sub.
            Note, 8.875%, 07/15/04                  103,000
 250,000    Revlon Consumer Products Corp., Sr.
            Sub. Note, 8.625%, 02/01/08             251,250
                                                 ----------
                                                    354,250
                                                 ----------
            PUBLISHING (2.0%)
 100,000    Garden State Newspapers, Inc., Sr.
            Sub. Note, 8.75%, 10/01/09              102,000
 125,000    Hollinger International, Inc., Sr.
            Sub. Note, 9.25%, 03/15/07              131,250
 150,000    Ziff-Davis, Inc., Sr. Sub. Note,
            8.50%, 05/01/08                         152,250
                                                 ----------
                                                    385,500
                                                 ----------

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            RETAIL (4.0%)
$150,000    Boyds Collection Ltd., Sr. Sub.
            Note, 9.00%, 05/15/08*               $  150,375
 100,000    Chattem, Inc., Sr. Sub. Note,
            8.875%, 04/01/08*                        99,000
 100,000    Diamond Brands Operating, Inc. Sr.
            Sub. Note, 10.125%, 04/15/08*           100,500
  50,000    Diamond Brands, Inc., Sr. Disc.
            Note, 0/12.875%, 04/15/09*               27,000
 100,000    Jitney Jungle Stores, Inc., Sr.
            Sub. Note, 10.375%, 09/15/07            107,250
 150,000    Pillowtex Corp., Sr. Note, 10.00%,
            11/15/06                                161,250
 125,000    Sealy Mattress Co., Sr. Sub. Note,
            9.875%, 12/15/07*                       128,125
                                                 ----------
                                                    773,500
                                                 ----------
            SHIPPING (0.7%)
 200,000    Niagara Mohawk Power Corp., Disc.
            Note, 0/8.50%, 07/01/10                 138,604
                                                 ----------
            TELECOMMUNICATIONS/CELLULAR (17.7%)
 150,000    American Cellular Corp., Sr. Note,
            10.50%, 05/15/08*                       150,375
 150,000    Arch Communications Group, Inc.,
            Sr. Note, 12.75%, 07/01/07*             152,250
 150,000    Call-Net Enterprises, Inc., Sr.
            Disc. Note, 0/9.27%, 8/15/07            105,750
  50,000    Comcast Cellular Holdings, Sr.
            Note, 9.50%, 05/01/07                    52,500
 100,000    e*spire Communications, Inc., Sr.
            Disc. Note, 0/13.00%, 11/01/05           81,500
  50,000    Hermes Eurpore Raitel B.V., Sr.
            Note, 11.50%, 08/15/07                   56,250
  50,000    HighwayMaster Communications, Inc.,
            Sr. Note, 13.75%, 9/15/05                37,500
 125,000    ICG Holdings, Inc., Sr. Disc. Note,
            0/12.50%, 05/01/06                       98,281
 100,000    IXC Communications, Inc., Sr. Sub.
            Note, 9.00%, 04/15/08*                  100,750
 200,000    Intermedia Communications, Inc.,
            Sr. Disc. Note, 0/11.25%, 07/15/07      147,000
 150,000    Intermedia Communications, Inc.,
            Sr. Note, 8.60%, 06/01/08*              152,625
  50,000    McLeodUSA, Inc., Sr. Note, 8.375%,
            03/15/08*                                50,125
 250,000    McLeodUSA, Inc., Sr. Disc. Note,
            0/10.50%, 03/01/07                      187,500
 300,000    MetroNet Escrow Corp., Sr. Disc.
            Note, 0/9.95%, 06/15/08*                187,125
 150,000    Millicom International Cellular SA,
            Sr. Disc. Note, 0/13.50%, 06/01/06      116,625
 100,000    NEXTLINK Communications, Inc., Sr.
            Note, 9.00%, 03/15/08*                  100,000

 34              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$150,000    NEXTLINK Communications, Inc., Sr.
            Disc. Note, 0/9.45%, 04/15/08*       $   92,625
 150,000    Nextel Communications, Inc., Sr.
            Disc. Note, 0/10.65%, 09/15/07          102,375
 225,000    Nextel Communications, Inc., Sr.
            Disc. Note, 0/9.95%, 02/15/08*          145,969
  50,000    Nextel Communications, Inc., Sr.
            Disc. Note, 0/12.125%, 04/15/08*         29,375
 150,000    Paging Network, Inc., Sr. Sub.
            Note, 10.00%, 10/15/08                  156,563
  75,000    Pathnet, Inc., Unit, 12.25%,
            04/15/08                                 79,875
 200,000    Qwest Communications International,
            Sr. Disc. Note, 0/9.47%, 10/15/07       150,250
 150,000    Rogers Cantel Mobile
            Communications, Inc., Sr. Sub.
            Note, 8.80%, 10/01/07                   149,438
 150,000    Telecommunications Technology Ltd.,
            Sr. Sub. Note, 9.75%, 05/15/08          154,125
 225,000    Telesystem International Wireless,
            Inc., Sr. Disc. Note, 0/13.25%,
            06/30/07                                149,063
 125,000    Teligent, Inc., Sr. Note, 11.50%,
            12/01/07                                126,563
  50,000    Teligent, Inc., Sr. Disc. Note,
            0/11.50%, 03/01/08*                      27,500
 175,000    Triton Communications LLC, Sr.
            Disc. Note, 0/11.00%, 05/01/08*          99,313
 100,000    U.S. Xchange LLC, Sr. Note, 15.00%,
            07/01/08*                               103,250
  50,000    Viatel, Inc., Unit, Disc. Note,
            0/12.50%, 04/15/08*                      30,750
  50,000    Viatel, Inc., Unit, 11.25%,
            04/15/08*                                52,750
                                                 ----------
                                                  3,425,940
                                                 ----------
            TELECOMMUNICATIONS/LONG DISTANCE (2.0%)
 400,000    Level 3 Communications, Inc., Sr.
            Note, 9.125%, 05/01/08*                 392,000
                                                 ----------
            TEXTILES/APPAREL (0.7%)
 125,000    Glenoit Corp., Sr. Sub. Note,
            11.00%, 4/15/07                         134,375
                                                 ----------
            TOBACCO (0.3%)
  50,000    Dimon, Inc., Sr. Note, 8.875%,
            06/01/06                                 50,000
                                                 ----------
            TRUCKERS (3.4%)
 100,000    Allied Holdings, Inc., Sr. Note,
            8.625%, 10/01/07                        101,000
 125,000    Chemical Leaman Corp., Sr. Note,
            10.375%, 06/15/05                       132,812
 100,000    Gearbulk Holding Ltd., Sr. Note,
            11.25%, 12/01/04                        109,750

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            TRUCKERS (CONTINUED)
$ 50,000    Holt Group, Sr. Note, 9.75%,
            01/15/06*                            $   49,250
  50,000    OshKosh Truck Corp., Sr. Sub. Note,
            8.75%, 03/01/08                          50,750
 100,000    Stena AB, Sr. Note, 8.75%, 06/15/07     100,750
  50,000    Stena AB, Sr. Note, 10.625%,
            06/01/08                                 50,937
  50,000    Stena AB, Sr. Note, 10.50%,
            12/15/05                                 54,625
                                                 ----------
                                                    649,874
                                                 ----------
            UTILITIES (0.9%)
  50,000    International Utility Structures,
            Inc., 10.75%, 02/01/08*                  51,250
 100,000    El Paso Electric Co., 1st Mtg.
            Note, 9.40%, 05/01/11                   115,627
                                                 ----------
                                                    166,877
                                                 ----------
            WASTE MANAGEMENT (1.5%)
 200,000    Allied Waste Industries, Sr. Disc.
            Note, 0/11.30%, 06/01/07                147,500
 125,000    Allied Waste North America, Inc.,
            Company Guarantee, 10.25%, 12/01/06     137,656
                                                 ----------
                                                    285,156
                                                 ----------
            TOTAL CORPORATE BONDS
            (cost $17,153,205)                   17,217,791
                                                 ----------

----------------------------------------------------------
SHARES
----------------------------------------------------------
             PREFERRED STOCK (3.5%)
             BROADCASTING & TELEVISION (1.4%)
        75   Benedek Communications Corp., PIK
             Pfd., 11.50%*                          75,000
        75   Cumulus Media, Inc., Pfd. Series A,
             13.75%                                 75,000
     1,000   Sinclair Broadcast Group, Inc.,
             Pfd., 11.625%                         109,500
                                                  --------
                                                   259,500
                                                  --------
             FOODS (0.1%)
       257   Nebco Evans Holding Co., Pfd.,
             11.25%                                 26,241
                                                  --------
             HEALTH CARE (0.3%)
       500   River Holding Corp., PIK Pfd.,
             11.50%*                                47,750
                                                  --------
             PUBLISHING (1.6%)
     1,600   PriMedia, Inc., Pfd., Series H,
             8.625%*                               155,600
     1,500   PriMedia, Inc., Pfd., Series E,
             9.20%                                 153,750
                                                  --------
                                                   309,350
                                                  --------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
SHARES       SECURITY                              VALUE
----------------------------------------------------------
             TELECOMMUNICATIONS (0.1%)
        26   Nextel Communications, Inc., PIK
             Pfd., 11.125%*                       $ 26,626
                                                  --------
             TOTAL PREFERRED STOCK
             (cost $669,550)                       669,467
                                                  --------
             WARRANT (0.0%)
        50   HighwayMaster, expires 09/15/05
             (cost $50)                                125
                                                  --------

-----------------------------------------------------------
PRINCIPAL    SECURITY                           VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (8.0%)
$1,550,000   Fifth Third Bank, 5.45%,
             07/01/98,
             Collateralized by $1,538,000 FNMA
             Pool #313004, 7.50%, 07/01/11,
             market value $1,581,256
             (cost $1,550,000)                  $ 1,550,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $19,372,805)                 $19,437,383
                                                ===========

-------------------------------------------------------

* Represents a security under Rule 144A, which limits the resale to certain qualified buyers.

Cost also represents cost for federal income tax purposes

The abbreviations in the above statement stand for the following:

    AB      AktlieBolag (Swedish stock company)
    FNMA    Federal National Mortgage Association
    LLC     Limited Liability Company
    PIK     Paid-in-kind
    PLC     (British) Public Limited Company
    SA      Societe Anonyme (French corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 36              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            COMMON STOCK (45.0%)
            AUTOMOBILES (1.2%)
   4,100    Chrysler Corp.                     $    231,138
                                               ------------
            BANKS (1.1%)
   2,500    Fleet Financial Group, Inc.             208,750
                                               ------------
            CHEMICALS (2.8%)
  12,700    Geon Co.                                291,306
   8,000    Lyondell Petrochemical Co.              243,500
                                               ------------
                                                    534,806
                                               ------------
            CONSTRUCTION (1.9%)
   3,600    Stone & Webster, Inc.                   142,650
   2,000    Vulcan Materials Co.                    213,375
                                               ------------
                                                    356,025
                                               ------------
            ELECTRIC COMPANIES (2.1%)
   6,500    Edison International                    192,156
   6,500    Houston Industries, Inc.                200,688
                                               ------------
                                                    392,844
                                               ------------
            FOODS (2.9%)
   8,500    Hormel Foods Corp.                      293,781
   2,200    Ralston-Ralston Purina Group            256,988
                                               ------------
                                                    550,769
                                               ------------
            HEALTH CARE (3.1%)
   6,500    American Home Products Corp.            336,375
   5,000    Bausch & Lomb, Inc.                     250,625
                                               ------------
                                                    587,000
                                               ------------
            INSURANCE (3.1%)
   1,500    Allstate Corp. (The)                    137,344
   1,800    Chubb Corp.                             144,675
   4,500    CIGNA Corp.                             310,500
                                               ------------
                                                    592,519
                                               ------------
            INSURANCE BROKERS (1.8%)
   5,500    Marsh & McLennan Cos., Inc.             332,406
                                               ------------
            MANUFACTURING (2.3%)
   3,800    Cooper Industries, Inc.                 208,763
   3,100    Exxon Corp.                             221,069
                                               ------------
                                                    429,832
                                               ------------
            OIL & GAS/DRILLING & EQUIPMENT (1.0%)
   1,100    Dresser Industries, Inc.                 48,469
   2,000    Schlumberger Ltd.                       136,625
                                               ------------
                                                    185,094
                                               ------------

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            OIL/INTERNATIONAL (2.2%)
   4,000    Amoco Corp.                        $    166,500
   7,000    Suncor Energy, Inc.                     243,250
                                               ------------
                                                    409,750
                                               ------------
            PAPER & FOREST PRODUCTS (1.2%)
   5,000    Weyerhaeuser Co.                        230,938
                                               ------------
            PERSONAL CARE (2.5%)
   3,000    Amerada Hess Corp.                      162,938
   4,000    Avon Products, Inc.                     310,000
                                               ------------
                                                    472,938
                                               ------------
            RAILROADS (2.6%)
   5,500    Canadian National Railway Co.           292,188
   4,500    Union Pacific Corp.                     198,562
                                               ------------
                                                    490,750
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS (4.5%)
   5,000    Arden Realty, Inc.                      129,375
   6,800    Crescent Real Estate Equities Co.       228,650
   8,100    Excel Realty Trust, Inc.                233,380
   5,000    Glenborough Realty Trust, Inc.          131,875
   3,600    JDN Realty Corp.                        114,750
                                               ------------
                                                    838,030
                                               ------------
            RETAIL (1.6%)
   5,000    Sears, Roebuck and Co.                  305,312
                                               ------------
            RETAIL/FOOD CHAINS (1.1%)
  12,000    Food Lion, Inc. Class B                 120,750
   9,000    Food Lion, Inc. Class A                  95,625
                                               ------------
                                                    216,375
                                               ------------
            TELECOMMUNICATIONS (5.4%)
   7,500    BCE, Inc.                               320,155
   6,000    Bell Atlantic Corp.                     273,750
   4,800    Frontier Corp.                          151,200
   7,000    SBC Communications, Inc.                280,000
                                               ------------
                                                  1,025,105
                                               ------------
            TOBACCO (0.6%)
   3,000    Philip Morris Co., Inc.                 118,125
                                               ------------
            TOTAL COMMON STOCK
            (cost $8,372,825)                     8,508,506
                                               ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               37

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            CONVERTIBLE PREFERRED STOCK (3.2%)
            AUTO PARTS & EQUIPMENT (2.4%)
   2,500    BTI-Capital Trust, 6.50%           $    105,000
   2,500    Chesapeake Energy Corp., 7.00%          105,312
   3,000    Skytel Communications, Inc. 6.20%       106,500
   3,000    Union Pacific Capital Trust,
            6.25%                                   137,625
                                               ------------
                                                    454,437
                                               ------------
            IRON & STEEL (0.8%)
   2,500    CSC Holdings, Inc., 8.50%               159,844
                                               ------------
            TOTAL CONVERTIBLE PREFERRED STOCK
            (cost $623,550)                         614,281
                                               ------------

-----------------------------------------------------------
PRINCIPAL
-----------------------------------------------------------
            CORPORATE BONDS (15.4%)
            AEROSPACE/DEFENSE (1.0%)
$100,000    BE Aerospace, Inc., 8.00%,
            03/01/08                                 99,750
  75,000    Raytheon Co., 5.95%, 03/15/01            74,979
                                                -----------
                                                    174,729
                                                -----------
            AUTOMOBILES (0.5%)
 100,000    Ford Credit Auto Owner Trust,
            5.85%, 10/15/01                         100,134
                                                -----------
            BANKS (1.7%)
 107,390    Banc One Auto Trust, 6.29%,
            07/20/04                                108,179
 100,000    Bank One Corp., 7.60%, 05/01/07         108,739
 100,000    Nationsbank Credit, 6.45%,
            04/15/03                                101,429
                                                -----------
                                                    318,347
                                                -----------
            BROADCASTING & TELEVISION (1.0%)
 100,000    Belo (A.H.) Corp., 7.25%, 09/15/27      108,134
 100,000    International Cabletel, Inc.,
            0.00%, 02/01/06                          82,500
                                                -----------
                                                    190,634
                                                -----------
            COMMERCIAL & CONSUMER SERVICES (0.5%)
 100,000    Iron Mountain, Inc., 8.75%,
            09/30/09                                102,500
                                                -----------
            CONTAINERS & PACKAGES (0.5%)
 100,000    Synthetic Industries, Inc., 9.25%,
            02/15/07                                103,000
                                                -----------
            DATA PROCESSING (0.5%)
 100,000    First Data Corp., 6.375%, 12/15/07      101,576
                                                -----------
            GAMING & LOTTERY (0.6%)
 100,000    Horseshoe Gaming, LLC, 9.375%,
            06/15/07                                105,875
                                                -----------

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            HEALTH CARE (0.5%)
$100,000    Vencor Inc., 9.875%, 05/01/05       $    98,375
                                                -----------
            HOUSEWARES (0.6%)
 100,000    Ecko Group, Inc., 9.25%, 04/01/06       104,000
                                                -----------
            INVESTMENT MANAGEMENT (0.7%)
 125,000    Merrill Lynch & Co., Inc., 6.00%,
            02/12/03                                124,923
                                                -----------
            MANUFACTURING (1.6%)
 100,000    Dana Corp., 6.50%, 03/15/08             101,017
 100,000    Norsk Hydro, ASA, 6.70%, 01/15/18       100,867
 100,000    Praxair, Inc., 6.15%, 04/15/03           99,896
                                                -----------
                                                    301,780
                                                -----------
            METALS MINING (0.8%)
 150,000    P&L Coal Holdings Corp.,
            9.625%,05/15/08                         154,125
                                                -----------
            OFFICE EQUIPMENT & SUPPLIES (0.4%)
  75,000    Staples, Inc., 7.125%, 08/15/07          77,859
                                                -----------
            PUBLISHING (0.5%)
 100,000    Advanstar Communications, 9.25%,
            05/01/08                                100,625
                                                -----------
            RETAIL (1.1%)
 100,000    Cole National Group, Inc., 8.625%,
            08/15/07                                102,000
 100,000    Sears Roebuck Acceptance Co.,
            0.00%, 02/01/06                         104,934
                                                -----------
                                                    206,934
                                                -----------
            SHIPPING (0.5%)
 100,000    Enterprises Shipholding Corp.,
            8.875%, 05/01/08                         98,000
                                                -----------
            TELECOMMUNICATIONS (1.9%)
 200,000    Century Communications Corp.,
            0.00%, 01/15/08                          91,000
 125,000    GTE Corp., 8.50%, 03/15/08              127,531
 125,000    Intermedia Communications, Inc.,
            Sr. Note, 8.60%,                        126,563
                                                -----------
                                                    345,094
                                                -----------
            WASTE MANAGEMENT (0.5%)
 100,000    Envirosource, Inc., 9.75%,
            06/15/03                                100,250
                                                -----------
            TOTAL CORPORATE BONDS
            (cost $2,894,521)                     2,908,760
                                                -----------

 38              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            CONVERTIBLE CORPORATE BONDS (4.7%)
            COMPUTERS/HARDWARE (2.3%)
$125,000    Micron Technology, 7.00%, 07/01/04  $   116,094
 100,000    Quantum Corp., 7.00%, 08/01/04           95,500
 100,000    Tower Automotive, 5.00%, 08/01/04       103,625
 100,000    Xerox Credit, 2.875%, 07/01/02          114,250
                                                -----------
                                                    429,469
                                                -----------
            DIVERSIFIED (0.5%)
 100,000    Bell Atlantic Financial, 5.75%,
            04/01/03                                102,125
                                                -----------
            INVESTMENT MANAGEMENT (0.4%)
 100,000    First Boston, 1.00%, 04/07/05            85,000
                                                -----------
            SEMICONDUCTORS (0.9%)
 100,000    Cypress Semiconductors, 6.00%,
            10/01/02                                 87,500
 100,000    Intergrated Process, 6.25%,
            09/15/04                                 83,500
                                                -----------
                                                    171,000
                                                -----------
            TELECOMMUNICATIONS (0.6%)
 100,000    Clear Channel Communications,
            2.625%, 04/01/03                        106,750
                                                -----------
            TOTAL CONVERTIBLE CORPORATE BONDS
            (cost $923,363)                         894,344
                                                -----------
            U.S. GOVERNMENT OBLIGATIONS (9.4%)
 750,000    U.S. Treasury Bond, 6.125%,
            12/31/01***                             763,360
 250,000    U.S. Treasury Bond, 6.125%,
            11/15/27***                             267,891
 400,000    U.S. Treasury Note, 6.125%,
            08/15/07***                             416,375
 325,000    U.S. Treasury Note, 5.625%,
            05/15/08***                             329,469
                                                -----------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (cost $1,759,858)                     1,777,095
                                                -----------

-----------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
-----------------------------------------------------------
            MORTGAGE BACKED SECURITIES (10.1%)
$250,000    Contimortgage, 6.13%, 03/15/13      $   250,664
 250,000    FNMA TBA, 8.00%, 07/01/30**             258,594
 740,000    FNMA TBA, 6.50%, 07/01/30**             736,757
 350,000    FNMA TBA, 7.00%, 07/01/30**             354,919
 300,000    FNMA TBA, 7.50%, 07/01/30**             307,685
                                                -----------
            TOTAL MORTGAGE BACKED SECURITIES
            (cost $1,906,313)                     1,908,619
                                                -----------
            REPURCHASE AGREEMENT (22.8%)
4,319,000   Fifth Third Bank, 5.45%, 7/01/98,
            Collateralized by $4,285,000 FNMA,
            Pool# 313004, 7.50%, 07/01/11,
            market value $4,405,515 (cost
            $4,319,000)                           4,319,000
                                                -----------
            TOTAL INVESTMENTS
            (cost $20,799,430)                  $20,930,605
                                                ===========

-------------------------------------------------------

  * Denotes a non-income producing security.

 ** Mortgage dollar roll. See Note 1.

*** Segregated as collateral for mortgage dollar roll.

Cost for federal income tax purposes: $20,802,123.

The abbreviation in the above statement stands for the following:

    ASA   Limited
    FNMA  Federal National Mortgage Association
    LLC   Limited Liability Company

Portfolio holding percentages represent market value as a percentage of net assets.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               39

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL      SECURITY                           VALUE
-----------------------------------------------------------
               CORPORATE BONDS (32.2%)
               AEROSPACE/DEFENSE (0.6%)
$    125,000   BE Aerospace, Inc.,
               8.00%, 03/01/08                 $    124,687
                                               ------------
               BANKS (0.5%)
      75,000   Bank One Corp.,
               7.60%, 05/01/07                       81,554
   3,000,000   European Investment Bank,
               4.25%, 07/16/98                       21,670
                                               ------------
                                                    103,224
                                               ------------
               BROADCASTING (2.9%)
     125,000   Adelphia Communications Corp.,
               9.875%, 03/01/07***                  135,000
     250,000   Granite Broadcasting Corp.,
               8.875%, 05/15/08*,***                253,125
     150,000   International Cabletel, Inc.,
               0/11.50%, 02/01/06                   123,750
      90,000   United International Holdings,
               Inc., Sr. Disc. Note,
               0/10.75%, 2/15/08                     55,350
                                               ------------
                                                    567,225
                                               ------------
               CHEMICALS (1.2%)
      50,000   PCI Chemicals Canada, Inc.,
               9.25%, 10/15/07                       48,875
     125,000   Polymer Group, Inc., Sr. Note,
               9.00%, 07/01/07                      126,406
      50,000   Texas Petrochem Corp.,
               11.125%, 07/01/06                     54,250
                                               ------------
                                                    229,531
                                               ------------
               COMMERCIAL SERVICES (1.8%)
      75,000   First Data Corp.,
               6.375%, 12/15/07                      76,182
     150,000   Iron Mountain, Inc.,
               8.75%, 09/30/09                      153,750
     125,000   Unisys Corp.
               7.875%, 04/01/08                     127,500
                                               ------------
                                                    357,432
                                               ------------
               CONTAINERS & PACKAGING (0.9%)
      50,000   Huntsman Packaging Corp.,
               9.125%, 10/01/07                      50,750
     125,000   Synthetic Industries, Inc.,
               9.25%, 02/15/07                      128,750
                                               ------------
                                                    179,500
                                               ------------

-----------------------------------------------------------
PRINCIPAL      SECURITY                           VALUE
-----------------------------------------------------------
               ENERGY (1.6%)
$    100,000   Clark Refining & Marketing,
               Inc.,
               11.125%, 11/15/07               $     99,750
     125,000   Dailey International, Inc.,
               Sr. Note, 9.50%, 02/15/08            121,875
      75,000   Occidental Petroleum Corp.,
               9.25%, 08/01/19                       98,584
                                               ------------
                                                    320,209
                                               ------------
               ENGINEERING & CONSTRUCTION (0.5%)
     100,000   High Voltage Engineering
               Corp.,
               10.50%, 08/15/04                     103,000
                                               ------------
               FINANCIAL SERVICES (1.3%)
     125,000   CB Richard Ellis Services,
               Inc.,
               8.875%, 06/01/06                     124,063
      50,000   Forest City Enterprises, Inc.,
               8.50%, 03/15/08                       49,875
      75,000   Merrill Lynch & Co., Inc.,
               6.00%, 02/12/03                       74,954
                                               ------------
                                                    248,892
                                               ------------
               FOODS (2.5%)
     125,000   Ameriserv Food Distribution,
               Inc.,
               10.125%, 07/15/07                    128,750
     125,000   Packaged Ice, Inc.,
               9.75%, 02/01/05*                     126,875
     100,000   SC International Services,
               Inc.,
               9.25%, 09/01/07                      103,500
     125,000   Windy Hill Pet Food, Co.,
               9.75%, 05/15/07                      130,625
                                               ------------
                                                    489,750
                                               ------------
               FOREST PRODUCTS (0.6%)
     125,000   Millar Western Forest
               Products,
               9.875%, 05/15/08                     121,875
                                               ------------
               GAMING & LOTTERY (0.7%)
     125,000   Horseshoe Gaming, LLC,
               9.375%, 06/15/07                     132,344
                                               ------------
               HEALTH CARE (2.6%)
     125,000   Dade International, Inc.,
               11.125%, 05/01/06                    139,375
     125,000   Kindercare Learning Centers,
               Inc., 6.00%, 2/15/09                 125,938
     125,000   Prime Medical Services, Inc.,
               8.75%, 04/01/08*                     122,187
     125,000   Vencor, Inc.,
               9.875%, 05/01/05                     122,969
                                               ------------
                                                    510,469
                                               ------------

 40              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL      SECURITY                           VALUE
-----------------------------------------------------------
               HOUSEWARES (0.9%)
$    175,000   Ecko Group, Inc.,
               9.25% 04/01/06***               $    182,000
                                               ------------
               MANUFACTURING (2.3%)
      75,000   Dana Corp.,
               6.50%, 03/15/08                       75,763
     125,000   Indesco International, Inc.,
               9.75%, 04/15/08                      123,750
     125,000   Moll Industries, Inc.,
               10.50%, 07/01/08*                    127,500
      50,000   Norsk Hydro, ASA,
               6.70%, 01/15/18                       50,433
      75,000   Praxair, Inc.,
               6.15%, 04/15/03                       74,922
                                               ------------
                                                    452,368
                                               ------------
               MINING (0.5%)
     100,000   AEI Holding Co., Sr. Note,
               10.00%, 11/15/07                      99,000
                                               ------------
               OFFICE EQUIPMENT & SUPPLIES (0.4%)
      75,000   Staples, Inc.,
               7.125%, 08/15/07                      77,859
                                               ------------
               PUBLISHING (1.3%)
     150,000   Advanstar Communications,
               Inc.,
               9.25%, 05/01/08*,***                 150,937
     100,000   Hollinger International, Inc.,
               Sr. Note, 9.25%, 03/15/07            105,250
                                               ------------
                                                    256,187
                                               ------------
               RETAIL (0.6%)
     125,000   Cole National Group, Inc.,
               8.625%, 08/15/07                     127,500
                                               ------------
               SHIPPING (4.3%)
      50,000   Atlantic Express
               Transportation Corp., 10.75%,
               02/01/04                              53,250
     100,000   Axiohm Transaction Solutions,
               Inc., 9.75%, 10/01/07*               101,250
     125,000   Enterprises Shipholding Corp.,
               8.875%, 05/01/08*                    122,500
     125,000   Falcon Hilding Group, L.P.,
               8.375%, 04/15/10*                    125,000
     125,000   Fleming Cos., Inc.,
               10.625%, 07/31/07                    130,313
     100,000   Navistar International Corp.,
               8.00%, 02/01/08                      100,500
      50,000   Offshore Logistics, Inc.,
               7.785%, 01/15/08*                     49,375
     125,000   Stellex Industries, Inc.,
               9.50%, 11/01/07                      123,750

-----------------------------------------------------------
PRINCIPAL      SECURITY                           VALUE
-----------------------------------------------------------
               SHIPPING (CONTINUED)
$     50,000   Trico Marine Services, Inc.,
               8.50%, 08/01/05*                $     48,625
                                               ------------
                                                    854,563
                                               ------------
               TELECOMMUNICATIONS (2.6%)
     150,000   British Telecom PLC,
               7.00%, 05/23/07                      159,375
     300,000   Century Communications Corp.,
               0.00%, 01/15/08 ****                 136,500
      75,000   GTE Corp., 8.50%, 3/15/08             76,519
     200,000   Nextel Communications, Inc.,
               0/9.75%, 10/31/07***                 130,000
                                               ------------
                                                    502,394
                                               ------------
               UTILITIES (0.8%)
      50,000   AES Corp.,
               8.50%, 11/01/07                       50,500
     100,000   International Utility
               Structures, Inc.,
               0/10.75%, 02/01/08                   102,000
                                               ------------
                                                    152,500
                                               ------------
               WASTE MANAGEMENT (0.8%)
     150,000   Envirosource, Inc.,
               9.75%, 06/15/03***                   150,375
                                               ------------
               TOTAL CORPORATE BONDS
               (cost $6,377,170)                  6,342,884
                                               ------------
               SOVEREIGN BONDS (15.8%)
     426,800   Brazil Eligible Interest Bond,
               6.6875%, 04/15/06*****               351,448
     150,000   Bundesschatzanweisungen,
               6.875%, 02/24/99                      84,731
      20,000   Canadian Government,
               6.50%, 09/01/98                       13,631
   8,400,000   Hellenic Republic,
               11.00%, 02/25/00                      27,733
 175,000,000   Italian Buoni Ordinari del
               Tersoro,
               0.00%, 07/15/98                       98,274
     820,000   Kingdom of Denmark,
               8.00%, 05/15/03                      136,373
   1,580,000   Kingdom of Denmark,
               6.00%, 02/15/99                      232,233
     200,000   Netherlands Government,
               8.75%, 09/15/01                      111,198
      10,000   New South Wales Treasury
               Corp.,
               7.375%, 02/21/07                       6,762
      20,000   New Zealand Government,
               6.50%, 02/15/00                       10,278
     400,000   Peru Past Due Interest,
               4.00%, 03/17/07                      262,000
     500,000   Swedish Government,
               11.00%, 01/21/99                      64,930

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               41

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

------------------------------------------------------------
PRINCIPAL      SECURITY                            VALUE
------------------------------------------------------------
               SOVEREIGN BONDS (CONTINUED)
$     60,000   Treuhandanstalt,
               7.375%, 12/02/02                 $     37,160
     900,000   United Mexican State,
               11.50%, 05/15/26                    1,021,500
     500,000   Venezuelan Government,
               9.25%, 09/15/27                       387,500
     500,000   Vnesheconombank,
               6.6250, 12/15/15*****                 278,125
                                                ------------
               TOTAL SOVEREIGN BONDS
               (cost $3,345,314)                   3,123,876
                                                ------------
               MORTGAGE-BACKED SECURITIES (20.5%)
               DIVERSIFIED FINANCIAL (2.1%)
   1,950,000   Donaldson, Lufkin, Jenrette,
               Commercial Mortgage Corp.,
               .7085%, 06/10/23                       96,915
      49,950   First Union Residential
               Securitization Trust, 7.00%,
               08/25/28                               49,138
      99,945   PNC Mortgage Securities Corp.,
               6.838%, 05/25/28                       97,571
      74,944   PNC Mortgage Securities Corp.,
               6.75%, 05/25/28                        72,789
     100,000   PNC Mortgage Securities Corp.,
               6.734%, 02/25/28                       96,875
                                                ------------
                                                     413,288
                                                ------------
               U.S. GOVERNMENT AGENCY (18.4%)
         337   FHLMC Interest Only, Series
               1103,
               1156.50%, 6/15/21                      10,726
     250,000   FHLMC Gold TBA,
               6.50%, 07/01/30**                     249,139
   1,650,000   FNMA TBA,
               6.50%, 07/01/30**                   1,642,770

-----------------------------------------------------------
PRINCIPAL      SECURITY                           VALUE
-----------------------------------------------------------
               U.S. GOVERNMENT AGENCY (CONTINUED)
$  1,450,000   FNMA TBA,
               7.00%, 07/01/30**               $  1,470,380
     250,000   FNMA TBA,
               7.50%, 07/01/30**                    256,404
                                               ------------
                                                  3,629,419
                                               ------------
               TOTAL MORTGAGE-BACKED
               SECURITIES
               (cost $4,033,921)                  4,042,707
                                               ------------
               US GOVERNMENT OBLIGATIONS (9.5%)
     900,000   U.S. Treasury Note,
               5.875%, 09/30/02***                  911,250
      20,000   U.S. Treasury Inflation
               Indexed Note, 3.375%, 01/15/07        19,872
     150,000   U.S. Treasury Note,
               6.125%, 08/15/07***                  156,141
     750,000   U.S. Treasury Note,
               5.50%, 2/15/08***                    749,766
      30,000   U.S. Treasury Bond,
               6.125%, 11/15/27                      32,147
                                               ------------
               TOTAL U.S. GOVERNMENT
               OBLIGATIONS
               (cost $1,852,463)                  1,869,176
                                               ------------
               REPURCHASE AGREEMENT (40.2%)
   7,907,000   Fifth Third Bank,
               5.45%, 7/01/98,
               Collateralized by $7,942,000
               FNMA Pool#313887, 7.00%,
               12/01/17, market value
               $8,066,093
               (cost $7,907,000)                  7,907,000
                                               ------------
               TOTAL INVESTMENTS
               (cost $23,515,868)              $ 23,285,643
                                               ============

 42              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS

                                 CONTRACT    MARKET
                                  VALUE      VALUE      APPRECIATION
CURRENCY PURCHASED:              (U.S. $)   (U.S. $)   (DEPRECIATION)   DELIVERY DATE
-------------------              --------   --------   --------------   -------------
German Marks                     $407,096   $400,184      ($6,912)         8/12/98
Greek Drachmas                    45,066     44,866          (200)         8/12/98
Netherland Guilders              107,736    105,483        (2,253)         8/12/98
                                 --------   --------      -------
TOTAL CURRENCY PURCHASED         $559,898   $550,533      ($9,365)
                                 --------   --------      -------
CURRENCY SOLD:
-------------------------------
Canadian Dollars                 $14,090    $13,747       $   343          8/12/98
Danish Kroner                    137,694    135,155         2,539          8/12/98
German Marks                     241,582    236,831         4,751          8/12/98
Italian Lire                      79,580     78,274         1,306          8/12/98
Japanese Yen                      20,250     19,202         1,048          8/12/98
Netherland Guilders              115,139    112,808         2,331          8/12/98
                                 --------   --------      -------
TOTAL CURRENCY SOLD              $608,335   $596,017      $12,318
                                 --------   --------      -------
NET RECEIVABLE FOR FORWARD
  CURRENCY CONTRACTS PURCHASED
  AND SOLD                                                $ 2,953
                                                          =======

--------------------------------------------------------------------------------

    * Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.
   ** Mortgage dollar roll. See Note 1.
  *** Segregated as collateral for mortgage dollar rolls.
 **** Zero coupon bond.
***** Interest rate shown reflects current rate on variable rate instrument.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost for federal income tax purposes: $23,516,001.

The abbreviations in the above statement stand for the following:

    ASA     Limited
    FHLMC   Federal Home Loan Mortgage Corporation
    FNMA    Federal National Mortgage Association
    LLC     Limited Liability Company
    PLC     (British) Public Limited Company
    TBA     To Be Announced

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               43

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            COMMON STOCK (96.0%)
            AEROSPACE/DEFENSE (5.0%)
   6,200    Alliant Techsystems, Inc.          $    392,150
   7,400    Doncasters PLC ADR                      205,812
   8,800    Fairchild Corp. (The)                   177,650
  12,200    Halter Marine Group, Inc.*              183,762
  17,500    Horizon Offshore, Inc.                  171,719
                                               ------------
                                                  1,131,093
                                               ------------
            AUTO PARTS & EQUIPMENT (2.8%)
     800    Arvin Industries, Inc.                   29,050
   4,900    Breed Technologies, Inc.                 75,031
   2,000    Discount Auto Parts, Inc.                52,000
   7,500    Dura Automotive Systems, Inc.           240,937
   3,200    Federal-Mogus Corp.                     216,000
                                               ------------
                                                    613,018
                                               ------------
            BANKS/SAVINGS & LOANS (7.5%)
   4,700    Astoria Financial Corp.                 251,450
   6,200    Bay View Capital Corp.                  196,850
   2,300    First Savings Bank of Washington
            Bancorp, Inc.                            58,075
  11,500    Golden State Bancorp, Inc.              342,125
   5,500    Independence Community Bank              93,500
   9,700    Long Island Bancorp, Inc.               589,275
   7,700    PFF Bancorp, Inc.                       143,413
                                               ------------
                                                  1,674,688
                                               ------------
            BROADCASTING & TELEVISION (1.5%)
   6,700    Emmis Broadcasting Corp.                320,344
                                               ------------
            BUILDING MATERIALS (2.0%)
  20,050    Calmat Co.                              441,100
                                               ------------
            CHEMICALS (0.4%)
   5,000    Quaker Chemical Corp.                    94,687
                                               ------------
            COMMERCIAL SERVICES (2.0%)
   9,600    ACNielsen Corp.                         242,400
   6,000    Anthracite Capital, Inc.                 83,250
   6,000    Borg-Warner Security Corp.              135,750
                                               ------------
                                                    461,400
                                               ------------
            COMMUNICATION EQUIPMENT (0.1%)
   1,900    Ortel Corp.                              29,450
                                               ------------
            COMPUTERS/HARDWARE (0.2%)
   5,200    Read-Rite Corp.                          47,125
                                               ------------

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            COMPUTERS/PERIPHERAL (1.3%)
  13,200    Adaptec, Inc.                      $    188,925
   8,700    Diamond Multimedia Systems               59,541
   9,700    In Focus Systems Inc.                    68,506
                                               ------------
                                                    316,972
                                               ------------
            COMPUTERS/SOFTWARE & SERVICES (4.8%)
  12,600    GT Interactive Software Corp.            94,894
  20,600    Learning Co., Inc. (The)                610,275
  10,600    Shiva Corp.                              88,775
  11,500    Wang Laboratories, Inc.                 292,531
                                               ------------
                                                  1,086,475
                                               ------------
            CONSTRUCTION (1.1%)
  10,600    Chicago Bridge & Iron Co. NV            164,300
   3,500    Shaw Group, Inc.                         91,000
                                               ------------
                                                    255,300
                                               ------------
            CONSUMER JEWELRY & GIFT (0.6%)
   5,600    Finlay Enterprises, Inc.                135,100
                                               ------------
            CONTAINERS & PACKAGES (4.4%)
  12,900    Ball Corp.                              518,419
  13,200    Gaylord Container Corp.                 101,475
  22,800    Stone Container Corp.                   356,250
                                               ------------
                                                    976,144
                                               ------------
            DISTRIBUTORS (1.5%)
   6,000    Tristar Aerospace Co.                    93,000
  23,400    Unisource Worldwide, Inc.               253,012
                                               ------------
                                                    346,012
                                               ------------
            DATA PROCESSING (1.8%)
  15,800    Symantec Corp.                          412,775
                                               ------------
            ELECTRONICS/COMPONENTS (1.2%)
   7,900    Oak Industries, Inc.                    279,463
                                               ------------
            ELECTRONICS/EQUIPMENT (2.0%)
  17,000    CHS Electronics, Inc.                   303,875
   5,400    Kulicke & Soffa Industries, Inc.         91,800
   1,600    Special Devices, Inc.                    56,600
                                               ------------
                                                    452,275
                                               ------------
            ELECTRONICS/INSTRUMENTS (1.6%)
   8,300    Credence Systems Corp.                  157,700
   6,200    FSI International, Inc.                  60,063
   5,100    LTX Corp.                                25,022
   3,300    Silicon Valley Group, Inc.               53,006
   1,200    Splash Technology Holdings               20,625

 44              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            ELECTRONICS/INSTRUMENTS (CONTINUED)
     700    Trimble Navigation Ltd.            $     11,331
   1,400    Vishay Intertechnology, Inc.             25,113
                                               ------------
                                                    352,860
                                               ------------
            ELECTRONICS/SEMICONDUCTORS (2.9%)
   2,700    Etec Systems, Inc.                       95,006
   7,000    General Semiconductor, Inc.              69,125
   7,200    International Rectifier Corp.            61,200
   4,100    KLA-Tencor Corp.                        113,519
  12,600    Lam Research Corp.                      240,975
   2,600    Watkins Johnson Co.                      67,600
                                               ------------
                                                    647,425
                                               ------------
            ENTERTAINMENT (0.4%)
   3,600    Carmike Cinemas, Inc.                    96,975
                                               ------------
            FOODS (0.5%)
   5,000    Smucker (J.M.) Co. Class B*             121,875
                                               ------------
            FOOTWEAR (1.2%)
  13,500    Brown Group, Inc.                       268,312
                                               ------------
            GAMING & LOTTERY (1.1%)
  18,700    Boyd Gaming Corp.                       107,525
   9,200    Station Casinos, Inc.                   135,125
                                               ------------
                                                    242,650
                                               ------------
            HARDWARE & TOOLS (0.9%)
   7,200    B E Aerospace, Inc.                     209,700
                                               ------------
            HEALTH CARE (10.0%)
   8,000    Beckman Coulter, Inc.                   466,000
  12,900    CONMED Corp.                            296,700
   9,000    ESC Medical Systems Ltd.                303,750
   4,700    Integrated Health Services              176,250
   5,200    Perrigo Co.                              52,325
   5,200    Pharmerica, Inc.                         62,725
  18,200    Quest Diagnostics, Inc.                 398,125
   9,500    Respironics, Inc.                       147,844
   7,300    Spacelabs Medical, Inc.                 122,275
   6,100    Teva Pharmaceutical Industries
            Ltd. ADR                                214,644
                                               ------------
                                                  2,240,638
                                               ------------
            HOMEBUILDING (1.5%)
   4,500    Kaufman & Broad Home Corp.              142,875
   6,400    Oakwood Homes Corp.                     192,000
                                               ------------
                                                    334,875
                                               ------------
            HOUSEHOLD FURNITURE & APPLIANCES (0.2%)
   3,300    O'Sullivan Industries Holdings           46,200
                                               ------------

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            INSURANCE (3.5%)
   4,900    Allmerica Financial Corp.          $    318,500
   5,000    Citizens Corp.                          156,563
   3,500    Everest Reinsurance Holdings,
            Inc.                                    134,531
   2,300    Guarantee Life Companies (The),
            Inc.                                     50,313
   3,600    SCPIE Holdings, Inc.                    121,950
                                               ------------
                                                    781,857
                                               ------------
            IRON & STEEL (0.5%)
  13,500    Armco, Inc.                              86,062
   1,500    Birmingham Steel Corp.                   18,562
                                               ------------
                                                    104,624
                                               ------------
            LODGING/HOTELS (0.4%)
   7,800    Hypercom Corp.                           78,000
                                               ------------
            MACHINERY (1.2%)
   3,700    Global Industrial Technologies,
            Inc.                                     53,187
   9,800    Haemonetics Corp./Massachusetts         156,800
   4,000    Imation Corp.                            66,250
                                               ------------
                                                    276,237
                                               ------------
            MANUFACTURING (5.0%)
   7,600    Aviall, Inc.                            104,025
   8,200    Avondale Industries, Inc.               226,269
   6,600    Huffy Corp.                             119,625
   4,700    Newport News Shipbuilding, Inc.         125,725
   8,800    OmniQuip International, Inc.            162,800
  11,000    Phillips Van Heusen Corp.               162,250
   3,400    Tommy Hilfiger Corp.                    212,500
                                               ------------
                                                  1,113,194
                                               ------------
            METAL FABRICATORS (1.4%)
   5,100    Amcast Industrial Corp.                  94,987
   5,700    Wolverine Tube Co.                      216,600
                                               ------------
                                                    311,587
                                               ------------
            OFFICE EQUIPMENT & SUPPLIES (0.7%)
  14,000    Danka Business Systems PLC ADR          165,375
                                               ------------
            OIL & GAS (9.3%)
   3,200    Devon Energy Corp.                      111,800
  19,800    EEX Corp.                               185,625
   8,200    Forcenergy, Inc.                        146,063
   4,000    Gulf Indonesia Resources Ltd.            46,000
   9,500    Houston Exploration Co. (The)           217,906
  11,400    Lomak Petroleum, Inc.                   118,988
   2,600    Newfield Exploration Co.                 64,675
   1,500    Pennzoil Co.                             75,938
   3,300    Petsec Energy Ltd.                       53,419
  24,600    Santa Fe Energy Resources, Inc.         264,450
  13,300    Tesoro Petroleum Corp.                  211,138
   6,800    Titan Exploration, Inc.                  60,350

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               45

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            OIL & GAS (CONTINUED)
  10,700    Valero Energy Corp.                $    355,775
   9,200    Vintage Petroleum, Inc.                 173,650
                                               ------------
                                                  2,085,777
                                               ------------
            PAPER & FOREST PRODUCTS (0.7%)
   6,600    Wausau-Mosinee Paper Corp.              150,975
                                               ------------
            RAILROADS (0.5%)
   7,100    Tranz Rail Holdings ADR                  47,038
   2,700    Wisconsin Central Transport              59,063
                                               ------------
                                                    106,101
                                               ------------
            RESTAURANTS (0.4%)
     200    Buffets, Inc.                             3,138
   3,300    Lone Star Steakhouse & Saloon            45,581
   2,400    Ruby Tuesday, Inc.                       37,200
                                               ------------
                                                     85,919
                                               ------------
            RETAIL (4.3%)
  15,000    AnnTaylor Stores Corp.                  317,813
   3,000    Berg Electronics Corp.                   58,687
   4,100    Brylane, Inc.                           188,600
  11,700    Claire's Stores, Inc.                   239,850
  10,800    Gymboree Corp.                          163,688
                                               ------------
                                                    968,638
                                               ------------
            SHIPPING (0.4%)
   3,100    Knightsbridge Tankers Ltd.               82,925
                                               ------------
            TEXTILES/APPAREL (0.6%)
   1,900    Authentic Fitness Corp.                  30,044
   5,200    Guilford Mills, Inc.                    104,000
                                               ------------
                                                    134,044
                                               ------------
            TRUCKERS (2.4%)
  15,200    Arkansas Best Corp.                     142,500
   2,900    Arnold Industries, Inc.                  42,775
   3,100    Covenant Transport, Inc.                 60,450
  15,500    Yellow Corp.                            287,719
                                               ------------
                                                    533,444
                                               ------------

-----------------------------------------------------------
 SHARES     SECURITY                              VALUE
-----------------------------------------------------------
            TRUCKS & PARTS (1.1%)
   3,500    Cummins Engine Co., Inc.           $    179,375
   8,300    Miller Industries, Inc.                  64,325
                                               ------------
                                                    243,700
                                               ------------
            WASTE MANAGEMENT (3.1%)
  26,200    Philip Services Corp.                   108,075
 162,700    Safety-Kleen Corp.                      589,787
                                               ------------
                                                    697,862
                                               ------------
            TOTAL COMMON STOCK
            (cost $22,576,775)                   21,555,190
                                               ------------
            WARRANTS (0.1%)
   1,900    Golden State Bancorp, Inc.
            Warrants                                 10,094
                                               ------------
            TOTAL WARRANTS
            (cost $10,770)                           10,094
                                               ------------

-----------------------------------------------------------
PRINCIPAL
-----------------------------------------------------------
             REPURCHASE AGREEMENT (4.9%)
$1,103,000   Fifth Third Bank, 5.45%,
             07/01/98, Collateralized by
             $1,108,000 FNMA, Pool #313887,
             7.00%, 12/01/17,
             market value $1,125,312
             (cost $1,103,000)                    1,103,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $23,690,545)                 $22,668,284
                                                ===========

-------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $23,886,236.

The abbreviations in the above statement stand for the following:

    ADR     American Depositary Receipt
    FNMA    Federal National Mortgage Association
    NV      Naamloze Vennootschap (Dutch corporation)
    PLC     (British) Public Limited Company
    SA      Societe Anonyme (French corporation)
    SA      Sociedad Anonima (Spanish corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 46              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            COMMON STOCK (93.2%)
            AUSTRALIA (1.8%)
            BANKS/MAJOR REGIONAL (0.7%)
  16,030    Westpac Banking Corp. Ltd.        $     97,780
                                              ------------
            METALS MINING (0.5%)
     680    AMP Ltd. ***                             7,959
  20,400    WMC Ltd.                                61,397
                                              ------------
                                                    69,356
                                              ------------
            OIL & GAS/PRODUCTION (0.6%)
  10,000    Broken Hill Proprietary Co. Ltd.        84,531
                                              ------------
            TOTAL AUSTRALIA                        251,667
                                              ------------
            AUSTRIA (0.3%)
            BANKS/MONEY CENTER (0.3%)
     600    Bank Austria AG                         48,713
                                              ------------
            BELGIUM (0.3%)
            OIL/INTERNATIONAL (0.3%)
     100    PetroFina SA                            41,051
                                              ------------
            CANADA (1.7%)
            BANKS/MONEY CENTER (0.3%)
     700    Royal Bank of Canada                    42,129
                                              ------------
            COMMUNICATION EQUIPMENT (0.2%)
     600    Northern Telecom Ltd.                   34,029
                                              ------------
            MANUFACTURING/DIVERSIFIED (0.3%)
   2,400    Noranda, Inc.                           41,455
                                              ------------
            OFFICE EQUIPMENT & SUPPLIES (0.5%)
     900    BCE, Inc.                               38,160
   2,600    Moore Corp. Ltd.                        34,478
                                              ------------
                                                    72,638
                                              ------------
            PAPER & FOREST PRODUCTS (0.4%)
     700    Potash Corp. of Saskatchewan,
            Inc.                                    52,744
                                              ------------
            TOTAL CANADA                           242,995
                                              ------------
            DENMARK (0.3%)
            FOODS (0.3%)
     600    Danisco A/S                             40,308
                                              ------------
            FINLAND (0.2%)
            PAPER & FOREST PRODUCTS (0.2%)
     800    UPM-Kymmene OY                          22,018
                                              ------------
            FRANCE (7.4%)
            AUTOMOBILES (0.8%)
     500    PSA Peugeot Citroen                    107,509
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            BANKS/MONEY CENTER (0.5%)
     350    Societe Generale                  $     72,767
                                              ------------
            BUILDING MATERIALS (0.3%)
     250    Compagnie de Saint Gobain               46,353
                                              ------------
            CHEMICALS (0.5%)
     151    Air Liquide                             25,017
   1,784    Rhodia, Inc.*                           49,749
                                              ------------
                                                    74,766
                                              ------------
            COMMERCIAL & CONSUMER SERVICES (1.3%)
     875    Vivendi                                186,838
                                              ------------
            ELECTRONICS/SEMICONDUCTORS (0.4%)
     800    STMicroelectronics*                     56,699
                                              ------------
            FINANCIAL/DIVERSIFIED (0.8%)
   1,100    Paribas SA                             117,714
                                              ------------
            HEALTH CARE/DRUGS (0.4%)
     430    Sanofi SA                               50,567
                                              ------------
            INSURANCE/MULTI-LINE (0.6%)
     750    Axa                                     84,353
                                              ------------
            LEISURE TIME PRODUCTS (0.2%)
     700    Lagardere SCA                           29,142
                                              ------------
            OIL & GAS/PRODUCTION (0.4%)
     400    Elf Aquitaine SA                        56,236
                                              ------------
            OIL/INTERNATIONAL (0.5%)
     600    Total SA                                78,002
                                              ------------
            RETAIL/FOOD CHAINS (0.7%)
     150    Carrefour SA                            94,897
                                              ------------
            TOTAL FRANCE                         1,055,843
                                              ------------
            GERMANY (6.6%)
            AIRLINES (0.3%)
   1,700    Deutsche Lufthansa AG                   42,806
                                              ------------
            AUTO PARTS & EQUIPMENT (0.2%)
     700    Continental AG                          21,989
                                              ------------
            BANKS/MONEY CENTER (0.7%)
     552    Deutsche Bank AG                        46,668
   1,100    Dresdner Bank AG                        59,418
                                              ------------
                                                   106,086
                                              ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               47

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            CHEMICALS (0.8%)
     900    Bayer AG                          $     46,571
     500    SKW Trostberg AG                        18,005
     400    SGL Carbon AG                           46,582
                                              ------------
                                                   111,158
                                              ------------
            COMPUTERS/SOFTWARE & SERVICES (0.6%)
     135    S.A.P. (Systeme, Anwendungen,
            Produkte in der
            Datenverarbeitung) AG                   81,897
                                              ------------
            ELECTRONICS/COMPONENTS (0.4%)
     900    Siemens AG                              54,922
                                              ------------
            ENGINEERING & CONSTRUCTION (0.1%)
     600    Bilfinger & Berger Bau AG               20,560
                                              ------------
            HEALTH CARE/DRUGS (0.3%)
     400    Schering AG                             47,091
                                              ------------
            INSURANCE/MULTI-LINE (0.9%)
     245    Muenchener Rueckversicherungs-
            Gesellschaft AG                        121,618
                                              ------------
            MANUFACTURING/DIVERSIFIED (0.6%)
   1,300    Veba AG                                 87,399
                                              ------------
            OIL/INTERNATIONAL (1.0%)
   2,300    RWE AG                                 136,089
                                              ------------
            RETAIL (0.5%)
     140    Karstadt AG                             68,061
                                              ------------
            TEXTILES/APPAREL (0.2%)
     200    Adidas-Salomon SA                       34,848
                                              ------------
            TOTAL GERMANY                          934,524
                                              ------------
            HONG KONG (0.7%)
            BANKS/MONEY CENTER (0.1%)
     800    HSBC Holdings PLC                       19,565
                                              ------------
            ELECTRIC COMPANIES (0.2%)
   8,500    Hongkong Electric Holdings Ltd.         26,328
                                              ------------
            MANUFACTURING/DIVERSIFIED (0.2%)
   6,000    Hutchison Whampoa Ltd.                  31,671
                                              ------------
            REAL ESTATE INVESTMENT TRUST (0.2%)
   6,000    Sung Hung Kai Properties Ltd.           25,476
                                              ------------
            TOTAL HONG KONG                        103,040
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            IRELAND (0.7%)
            CONTAINERS & PACKAGING (0.3%)
  15,200    Smurfit (Jefferson) Group PLC     $     45,161
                                              ------------
            FOODS (0.2%)
   4,900    Greencore Group PLC                     26,656
                                              ------------
            INSURANCE/LIFE/HEALTH (0.2%)
   3,000    Irish Life PLC                          27,619
                                              ------------
            TOTAL IRELAND                           99,436
                                              ------------
            ITALY (1.1%)
            BANKS/MONEY CENTER (0.2%)
   2,200    Istituto Bancario San Paolo di
            Torino                                  31,746
                                              ------------
            OIL/INTERNATIONAL (0.3%)
   5,700    ENI SPA                                 37,358
                                              ------------
            TELECOMMUNICATION (0.6%)
  18,600    Telecom Italia SPA                      90,041
                                              ------------
            TOTAL ITALY                            159,145
                                              ------------
            JAPAN (7.1%)
            BUILDING MATERIALS (1.0%)
  11,000    Tostem Corp.                           142,508
                                              ------------
            CHEMICALS/DIVERSIFIED (0.7%)
   6,000    Shin-Etsu Chemical Co. Ltd.            103,758
                                              ------------
            COMMUNICATION EQUIPMENT (1.1%)
   1,800    Sony Corp.                             154,988
                                              ------------
            ENTERTAINMENT (0.9%)
   3,000    Sony Music Entertainment Corp.         127,319
                                              ------------
            EQUIPMENT/SEMICONDUCTORS (1.0%)
  13,000    Fujitsu Ltd.                           136,758
                                              ------------
            HEALTH CARE/DRUGS (2.0%)
   6,000    Takeda Chemical Industries Ltd.        159,527
   6,000    Yamanouchi Pharmaceutical Co.
            Ltd.                                   124,941
                                              ------------
                                                   284,468
                                              ------------
            IRON & STEEL (0.4%)
  10,000    Tokyo Steel Manufacturing Co.,
            Ltd.                                    51,446
                                              ------------
            TOTAL JAPAN                          1,001,245
                                              ------------
            NETHERLANDS (3.2%)
            BANKS/MONEY CENTER (0.4%)
     928    ING Groep NV                            60,766
                                              ------------

 48              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            ELECTRONICS/COMPONENTS (0.4%)
     650    Philips Electronics NV            $     54,641
                                              ------------
            EMPLOYMENT SERVICES (0.2%)
     888    Vedior NVCVA                            25,104
                                              ------------
            FOODS (0.4%)
     800    Unilever NV CVA                         63,475
                                              ------------
            OIL & GAS/PRODUCTION (0.5%)
   1,200    Royal Dutch Petroleum Co.               66,542
                                              ------------
            PUBLISHING (0.4%)
     400    Wolters Kluwer NV                       54,901
                                              ------------
            RETAIL (0.2%)
     900    Vendex International NV                 34,598
                                              ------------
            TELECOMMUNICATION (0.5%)
   1,700    Koninklijke KPN NV                      65,436
                                              ------------
            TRANSPORTATION/SHIPPING (0.2%)
     900    TNT Post Group NV*                      23,007
                                              ------------
            TOTAL NETHERLANDS                      448,470
                                              ------------
            NEW ZEALAND (0.5%)
            TELECOMMUNICATION (0.5%)
  17,940    Telecom Corp. of New Zealand
            Ltd.                                    73,943
                                              ------------
            NORWAY (0.9%)
            ENGINEERING & CONSTRUCTION (0.4%)
   1,550    Kvaerner ASA                            52,518
                                              ------------
            HEALTH CARE (0.4%)
   7,885    Nycomed Amersham PLC                    58,571
                                              ------------
            OIL/INTERNATIONAL (0.1%)
     400    Norsk Hydro ASA                         17,593
                                              ------------
            TOTAL NORWAY                           128,682
                                              ------------
            SINGAPORE (0.3%)
            AIRLINES (0.1%)
   3,000    Singapore Airlines Ltd. (Foreign
            Market)                                 14,029
                                              ------------
            BANKS/MONEY CENTER (0.1%)
   5,000    United Overseas Bank Ltd.
            (Foreign Market)                        15,538
                                              ------------
            REAL ESTATE INVESTMENT TRUST (0.1%)
   6,000    City Developments Ltd.                  16,763
                                              ------------
            TOTAL SINGAPORE                         46,330
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            SPAIN (1.5%)
            BANKS/MONEY CENTER (0.3%)
     800    Banco Bilbao Vizcaya SA           $     41,126
                                              ------------
            ELECTRIC COMPANIES (1.0%)
   8,400    Iberdrola SA                           136,625
                                              ------------
            OIL/INTERNATIONAL (0.2%)
     400    Repsol SA                               22,079
                                              ------------
            TOTAL SPAIN                            199,830
                                              ------------
            SWEDEN (1.4%)
            BANKS/REGIONAL (0.4)
   1,200    Svenska Handelsbanken Class A           55,675
                                              ------------
            INSURANCE/MULTI-LINE (0.3%)
   3,000    Skandia Forsakrings AB                  42,885
                                              ------------
            INVESTMENT MANAGEMENT (0.4%)
   1,500    Gambro AB                               27,461
   2,000    Incentive AB Class A                    36,364
                                              ------------
                                                    63,825
                                              ------------
            TRUCKS & PARTS (0.3%)
   1,300    Autoliv, Inc. SDR                       41,568
                                              ------------
            TOTAL SWEDEN                           203,953
                                              ------------
            SWITZERLAND (4.4%)
            BANKS/MONEY CENTER (1.0%)
     375    Union Bank of Switzerland AG           139,438
                                              ------------
            ENGINEERING & CONSTRUCTION (0.4%)
      35    ABB AG                                  51,688
                                              ------------
            FOODS (1.0%)
      70    Nestle SA                              149,802
                                              ------------
            HEALTH CARE/DRUGS (1.0%)
      20    Novartis AG                             33,281
      11    Roche Holding AG                       108,020
                                              ------------
                                                   141,301
                                              ------------
            INSURANCE/MULTI-LINE (1.0%)
     230    Zurich
            Versicherungs-Gesellschaft             146,783
                                              ------------
            TOTAL SWITZERLAND                      629,012
                                              ------------
            UNITED KINGDOM (10.8%)
            AIRLINES (0.2%)
   3,000    British Airways PLC                     32,463
                                              ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               49

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            BANKS/MONEY CENTER (1.8%)
   1,000    Barclays PLC                      $     28,834
   2,838    HSBC Holdings PLC                       68,760
   9,200    Lloyds TSB Group PLC                   128,720
   2,000    Royal Bank of Scotland Group PLC        34,707
                                              ------------
                                                   261,021
                                              ------------
            BEVERAGES/ALCOHOLIC (0.2%)
   2,500    Diageo PLC                              29,618
                                              ------------
            CONSTRUCTION (0.3%)
   2,200    RMC Group PLC                           38,141
                                              ------------
            ELECTRIC COMPANIES (0.3%)
   5,000    National Power PLC                      47,055
                                              ------------
            FOODS (0.6%)
   7,600    Compass Group PLC                       87,375
                                              ------------
            GOLD & METALS MINING (0.3%)
  21,200    Billiton PLC                            42,980
                                              ------------
            HEALTH CARE/DRUGS (1.8%)
   4,950    Glaxo Wellcome PLC                     148,591
   4,000    SmithKline-Beecham PLC                  48,824
   1,500    Zeneca Group PLC                        64,375
                                              ------------
                                                   261,790
                                              ------------
            INSURANCE (0.7%)
   3,800    Prudential Corp. PLC                    50,060
   4,700    Royal & Sun Alliance Insurance
            Group PLC                               48,584
                                              ------------
                                                    98,644
                                              ------------
            MANUFACTURING/DIVERSIFIED (1.0%)
   6,720    Tomkins PLC                             36,471
   8,000    Unilever PLC                            85,166
   7,000    Vickers Group PLC                       25,697
                                              ------------
                                                   147,334
                                              ------------
            OIL & GAS/PRODUCTION (0.6%)
  12,260    Shell Transport & Trading Co.           86,329
                                              ------------
            RETAIL (0.9%)
   6,660    Great Universal Stores (The) PLC        87,792
   5,000    Sainsbury (J.) PLC                      44,552
                                              ------------
                                                   132,344
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            TELECOMMUNICATIONS (1.2%)
   4,000    British Telecommunications PLC    $     49,391
   3,700    Cable & Wireless PLC*                   44,946
   6,330    Vodafone Group PLC                      80,326
                                              ------------
                                                   174,663
                                              ------------
            TOBACCO (0.2%)
   3,000    B.A.T. Industries PLC                   30,035
                                              ------------
            TRUCKS & PARTS (0.4%)
  12,730    Lucas Varity PLC                        50,555
                                              ------------
            UTILITIES/WATER (0.3%)
   5,800    Wessex Water PLC                        44,325
                                              ------------
            TOTAL UNITED KINGDOM                 1,564,672
                                              ------------
            UNITED STATES (42.0%)
            AEROSPACE/DEFENSE (1.1%)
   2,500    AlliedSignal, Inc.                     110,938
     900    Boeing Co.                              40,106
                                              ------------
                                                   151,044
                                              ------------
            BANKS/MONEY CENTER (1.0%)
     800    BankAmerica Corp.                       69,150
     500    Citicorp                                74,625
                                              ------------
                                                   143,775
                                              ------------
            BANKS/REGIONAL (2.6%)
   2,377    First Union Corp.                      138,460
   1,100    NationsBank Corp.                       84,150
     500    Providian Financial Corp.               39,281
     300    Wells Fargo & Co.                      110,700
                                              ------------
                                                   372,591
                                              ------------
            BANKS/SAVINGS & LOANS (0.4%)
   1,350    Washington Mutual, Inc.                 58,641
                                              ------------
            BEVERAGES (1.9%)
   2,000    Anheuser-Busch Co., Inc.                94,375
   2,900    Seagram Co. Ltd.                       118,719
   1,400    PepsiCo, Inc.                           57,663
                                              ------------
                                                   270,757
                                              ------------
            BIOTECHNOLOGY (1.3%)
   3,200    Monsanto Co.                           178,800
                                              ------------
            BROADCASTING & TELEVISION (0.4%)
   1,400    Comcast Corp.                           56,831
                                              ------------

 50              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            CHEMICALS/DIVERSIFIED (2.2%)
   1,100    Du Pont (E.I.) De Nemours & Co.   $     82,087
     200    Union Carbide Corp.                     10,675
                                              ------------
                                                    92,762
                                              ------------
            COMPUTERS/HARDWARE (2.2%)
   1,900    Compaq Computer Corp.                   53,912
   1,100    International Business Machines
            Corp.                                  126,294
   3,000    Sun Microsystems, Inc.*                130,313
                                              ------------
                                                   310,519
                                              ------------
            COMPUTERS/SOFTWARE & SERVICES (0.9%)
   1,400    Autodesk, Inc.                          54,075
     800    Cisco Systems, Inc.*                    73,650
                                              ------------
                                                   127,725
                                              ------------
            CONSUMER FINANCE (1.6%)
     400    American Express Co.                    45,600
     800    Associates First Capital Corp.          61,500
   2,100    Fannie Mae                             127,575
                                              ------------
                                                   234,675
                                              ------------
            ELECTRIC COMPANIES (0.9%)
   2,500    Southern Co.                            69,219
   1,900    Wisconsin Energy Corp.                  57,712
                                              ------------
                                                   126,931
                                              ------------
            ELECTRONICS (2.0%)
   1,000    Coltec Industries, Inc.*                19,875
   2,100    Intel Corp.                            155,662
   1,800    Texas Instruments, Inc.                104,963
                                              ------------
                                                   280,500
                                              ------------
            ENTERTAINMENT (0.7%)
   1,200    Time Warner, Inc.                      102,525
                                              ------------
            FINANCIAL/DIVERSIFIED (0.3%)
     800    Travelers Group, Inc.                   48,500
                                              ------------
            FOODS (0.5%)
     600    Ralston-Ralston Purina Group            70,087
                                              ------------
            GAMING & LOTTERY (0.6%)
   4,300    Mirage Resorts, Inc.*                   91,644
                                              ------------
            HEALTH CARE (4.0%)
   1,600    Alza Corp.                              69,200
     150    American Home Products Corp.             7,762
   1,300    Bristol-Myers Squibb Co.               149,419
   1,000    Eli Lilly & Co.                         66,063
   1,100    Pfizer, Inc.                           119,556

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            HEALTH CARE (CONTINUED)
     600    United Health Care Corp.          $     38,100
   1,700    Warner-Lambert Co.                     117,938
                                              ------------
                                                   568,038
                                              ------------
            INSURANCE BROKERS (1.1%)
     600    Marsh & McLennan Cos., Inc.             36,263
   1,600    MBIA, Inc.                             119,800
                                              ------------
                                                   156,063
                                              ------------
            INSURANCE/LIFE/HEALTH (0.6%)
     500    The Allstate Corp.                      45,781
     700    UNUM Corp.                              38,850
                                              ------------
                                                    84,631
                                              ------------
            IRON & STEEL (0.3%)
   2,100    Allegheny Teledyne, Inc.                48,037
                                              ------------
            LEISURE TIME PRODUCTS (1.3%)
   3,000    Mattel, Inc.                           126,937
   2,400    Toys 'R' Us, Inc.*                      56,550
                                              ------------
                                                   183,487
                                              ------------
            MANUFACTURING/DIVERSIFIED (1.3%)
     800    Cooper Industries, Inc.                 43,950
   2,800    Exxon Corp.                            199,675
   2,500    Tyco International Ltd.                157,500
                                              ------------
                                                   401,125
                                              ------------
            NATURAL GAS (0.3%)
     900    Enron Corp.                             48,656
                                              ------------
            OIL & GAS (1.8%)
   1,300    Atlantic Richfield Co.                 101,563
     900    Mobil Corp.                             68,963
     300    Schlumberger Ltd.                       20,494
   2,300    Tosco Corp.                             67,562
                                              ------------
                                                   258,582
                                              ------------
            PAPER & FOREST PRODUCTS (0.7%)
   1,900    Temple Inland, Inc.                    102,363
                                              ------------
            PERSONAL CARE PRODUCTS (1.7%)
   1,000    Gillette Co.                            56,687
   2,000    Procter & Gamble Co.                   182,125
                                              ------------
                                                   238,812
                                              ------------
            POWER PRODUCERS (0.4%)
   1,800    Northern States Power Co.               51,525
                                              ------------
            PUBLISHING (1.1%)
   3,400    EMC Communications Corp.*              152,362
                                              ------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               51

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            RAILROADS (0.6%)
   2,000    Union Pacific Corp.               $     88,250
                                              ------------
            REAL ESTATE INVESTMENT TRUST (0.1%)
     383    Starwood Hotels & Resorts               18,504
                                              ------------
            RETAIL (2.1%)
   1,100    Circuit City Stores -- Circuit
            City Group                              51,562
   1,600    Federated Department Stores,
            Inc.*                                   86,100
   1,700    Kmart Corp.                             32,725
   1,700    Kroger Co.                              72,888
     900    Wal-Mart Stores, Inc.                   54,675
                                              ------------
                                                   297,950
                                              ------------
            TELECOMMUNICATIONS (2.3%)
   1,200    Bell Atlantic Corp.                     54,750
     700    GTE Corp.                               38,937
   2,300    SBC Communications, Inc.                92,000
     500    Sprint Corp.                            35,250
   2,100    Worldcom, Inc.*                        101,719
                                              ------------
                                                   322,656
                                              ------------
            TOBACCO (0.9%)
   3,400    Philip Morris Co., Inc.                133,875
                                              ------------

----------------------------------------------------------
 SHARES     SECURITY                             VALUE
----------------------------------------------------------
            WASTE MANAGEMENT (0.8%)
   3,300    Waste Management, Inc.            $    115,500
                                              ------------
            TOTAL UNITED STATES                  5,988,723
                                              ------------
            TOTAL COMMON STOCK
            (cost $12,572,005)                  13,283,600
                                              ------------
            PREFERRED STOCK (0.7%)
  14,410    News Corp. (The) Ltd.
            (cost $64,678)                         102,087
                                              ------------

------------
PRINCIPAL
------------
               REPURCHASE AGREEMENT (7.9%)
$  1,134,000   Fifth Third Bank, 5.45%,
               07/01/98, Collateralized by
               $1,139,000 FNMA Pool
               #313887,
               7.00%, 12/01/17,
               market value $1,156,797
               (cost $1,134,000)                1,134,000
                                             ------------
               TOTAL INVESTMENTS
               (cost $13,770,683)            $ 14,519,687
                                             ============

 52              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS

                                 CONTRACT VALUE   MARKET VALUE    APPRECIATION
CURRENCY PURCHASED:                 (U.S. $)        (U.S. $)     (DEPRECIATION)   DELIVERY DATE
-------------------              --------------   ------------   --------------   -------------
Australian Dollars                $     1,228     $     1,239       $     11        07/02/98
Australian Dollars                     56,416          57,354            938        08/21/98
British Pounds                        241,431         245,732          4,301        08/21/98
Dutch Guilders                         28,374          28,500            126        07/01/98
German Marks                          484,387         477,965         (6,422)       08/21/98
Italian Lire                           25,366          25,436             70        07/01/98
Italian Lire                            2,963           2,973             10        07/02/98
Japanese Yen                          765,264         771,919          6,655        08/21/98
Norwegian Krone                        62,528          60,990         (1,538)       08/21/98
Singapore Dollars                      32,754          34,098          1,344        08/21/98
                                  -----------     -----------       --------
TOTAL CURRENCY PURCHASED          $ 1,700,711     $ 1,706,206       $  5,495
                                  -----------     -----------       --------
CURRENCY SOLD:
-------------------------------
Australian Dollars                $   275,446     $   269,733       $  5,713        08/21/98
British Pounds                        324,118         330,233         (6,115)       08/21/98
Canadian Dollars                        1,367           1,365              2        07/02/98
Danish Krone                           41,328          40,308          1,020        08/21/98
Dutch Guilders                         56,778          55,525          1,253        08/21/98
French Francs                          28,374          28,518           (144)       07/02/98
French Francs                         167,698         165,188          2,510        08/21/98
German Marks                          271,158         268,748          2,410        08/21/98
Hong Kong Dollars                       1,595           1,595              0        07/02/98
Hong Kong Dollars                      56,870          56,718            152        08/21/98
Irish Punts                            24,888          24,550            338        08/21/98
Italian Lire                           35,973          35,467            506        08/21/98
Japanese Yen                          924,920         921,531          3,389        08/21/98
New Zealand Dollars                    77,341          75,204          2,137        08/21/98
Norwegian Kroner                       76,928          75,799          1,129        08/21/98
Portuguese Escudo                      25,366          25,444            (78)       07/01/98
Singapore Dollars                      77,237          75,202          2,035        08/21/98
Spanish Pesetas                        74,167          73,381            786        08/21/98
Swedish Kroner                         97,950          94,159          3,791        08/21/98
Swiss Francs                          264,164         255,758          8,406        08/21/98
                                  -----------     -----------       --------
TOTAL CURRENCY SOLD               $ 2,903,666     $ 2,874,426       $ 29,240
                                  -----------     -----------       --------
NET RECEIVABLE FOR FORWARD CURRENCY
  CONTRACTS PURCHASED AND SOLD                                      $ 34,735
                                                                    ========

--------------------------------------------------------------------------------

 * Denotes a non-income producing security.

** Represents a security under 144A, which limits the resale to certain qualified buyers.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

Cost for federal income tax purposes: $13,782,709.

The abbreviations in the above statement stand for the following:

  AB   Aktiebolag (Swedish stock company)
  ADR  American Depositary Receipt
  AG   Aktiengesellschaft (Austrian, Swiss, or German stock
       companies)
  A/S  Limited
  ASA  Limited
  CVA  Class A Convertible
  FNMA Federal National Mortgage Association
  Ltd. Limited
  NV   Naamloze Vennootschap (Dutch Corporation)
  OY   Limited
  PLC  (British) Public Limited Company
  SA   Societe Anonyme (French company)
  SA   Sociedad Anonima (Spanish corporation)
  SCA  (French) Societe en Commandite par Action
  SDR  Swedish Depositary Receipt
  SPA  Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               53

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             COMMON STOCK (74.1%)
             ADVERTISING & MARKETING (1.1%)
     1,400   HA-LO Industries, Inc.*             $   43,575
       900   Snyder Communications, Inc.*            39,600
                                                 ----------
                                                     83,175
                                                 ----------
             AIRLINES (1.2%)
     1,800   Asa Holdings, Inc.                      89,325
                                                 ----------
             AUTOMOBILES (0.4%)
       800   Harley-Davidson, Inc.                   31,000
                                                 ----------
             AUTO PARTS & EQUIPMENT (3.4%)
     1,200   Dura Automotive Systems, Inc.*          38,550
     4,150   Midas, Inc.                             83,519
     2,700   Rental Service Corp.*                   90,787
     1,000   Tower Automotive, Inc.*                 42,875
                                                 ----------
                                                    255,731
                                                 ----------
             BANKING (0.3%)
     1,400   PBOC Holdings, Inc.*                    19,338
                                                 ----------
             BROADCASTING & TELEVISION (0.2%)
        90   Clear Channel Communications,
             Inc.*                                    9,821
       100   Jacor Communications, Inc.*              5,900
                                                 ----------
                                                     15,721
                                                 ----------
             CHEMICALS (0.4%)
     1,700   Lesco, Inc.                             31,875
                                                 ----------
             COMMUNICATION EQUIPMENT (1.1%)
     1,580   Advanced Fibre Communications,
             Inc.*                                   63,299
       540   World Access, Inc.*                     16,200
                                                 ----------
                                                     79,499
                                                 ----------
             COMPUTERS/HARDWARE (1.1%)
     2,450   NCR Corp.*                              79,625
                                                 ----------
             COMPUTERS/NETWORKING (3.5%)
     1,400   Ascend Communications, Inc.*            69,387
       300   Check Point Software Technologies
             Ltd.*                                    9,825
     1,600   FORE Systems, Inc.*                     42,400
     2,100   Network Appliance, Inc.*                81,769
     2,000   Xylan Corp.*                            59,625
                                                 ----------
                                                    263,006
                                                 ----------

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             COMPUTERS/PERIPHERAL (0.6%)
       200   Lexmark International Group, Inc.
             Class A*                            $   12,200
       800   Storage Technology Corp.*               34,700
                                                 ----------
                                                     46,900
                                                 ----------
             COMPUTERS/SOFTWARE (5.3%)
       600   i2 Technologies, Inc.*                  21,075
       280   America Online, Inc.                    29,680
       960   BMC Software, Inc.*                     49,860
     1,400   Celestica, Inc.*                        26,250
       500   Citrix Systems, Inc.*                   34,188
       710   Computer Horizons Corp.*                26,314
     1,300   Compuware Corp.*                        66,463
     1,530   J.D. Edwards & Co.*                     65,694
       560   Keane, Inc.*                            31,360
       680   PeopleSoft, Inc.*                       31,960
       300   Veritas Software Corp.*                 12,412
                                                 ----------
                                                    395,256
                                                 ----------
             CONSTRUCTION & HOUSING (1.4%)
     1,700   Jacobs Engineering Group, Inc.*         54,613
     1,700   Royal Group Technologies Ltd.*          49,300
                                                 ----------
                                                    103,913
                                                 ----------
             CONSUMER FINANCE (2.1%)
       830   Amresco, Inc.*                          24,174
     1,300   FIRSTPLUS Financial Group, Inc.*        46,800
     1,450   Green Tree Financial Corp.              62,078
       420   Newcourt Credit Group, Inc.             20,659
                                                 ----------
                                                    153,711
                                                 ----------
             DISTRIBUTORS (1.1%)
     2,100   Valassis Communications, Inc.*          80,981
                                                 ----------
             ELECTRONICS/COMPONENTS (0.8%)
     2,400   Arrow Electronics, Inc.*                52,200
       600   Kent Electronics Corp.*                 10,987
                                                 ----------
                                                     63,187
                                                 ----------
             ELECTRONICS/INSTRUMENTS (2.5%)
     1,500   Gemstar International Group Ltd.*       56,156
     1,900   General Signal Corp.                    68,400
     2,600   Trimble Navigation Ltd.*                42,088
       300   Waters Corp.*                           17,681
                                                 ----------
                                                    184,325
                                                 ----------
             ELECTRONICS/SEMICONDUCTORS (1.2%)
       800   ATMI, Inc.*                             12,000
       300   Altera Corp.*                            8,869
       400   Analog Devices, Inc.*                    9,825
       300   Etec Systems, Inc.*                     10,556
       120   Linear Technology Corp.                  7,237

 54              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (CONTINUED)
       330   Novellus Systems, Inc.*             $   11,777
       880   Vitesse Semiconductor Corp.*            27,170
                                                 ----------
                                                     87,434
                                                 ----------
             EMPLOYMENT SERVICES (0.4%)
       830   AccStaff, Inc.*                         25,938
                                                 ----------
             ENTERTAINMENT (1.3%)
     1,900   Metromedia International Group,
             Inc.*                                   22,681
     1,100   Premier Parks, Inc.*                    73,288
                                                 ----------
                                                     95,969
                                                 ----------
             FOODS (0.3%)
       420   Suiza Foods Corp.*                      25,069
                                                 ----------
             FOOTWEAR (0.6%)
     1,500   Reebok International Ltd.*              41,531
       300   Wolverine World Wide, Inc.               6,506
                                                 ----------
                                                     48,037
                                                 ----------
             GAMING & LOTTERY (0.9%)
     2,700   International Game Technology           65,475
                                                 ----------
             HEALTH CARE (6.4%)
     2,000   Alternative Living Services, Inc.*      54,000
     2,000   Alza Corp.*                             86,500
       800   Arterial Vascular Engineering,
             Inc.*                                   28,600
     1,700   Genesis Health Ventures, Inc.*          42,500
     2,000   HBO & Co.                               70,500
       760   Healthsouth Corp.*                      20,282
     1,100   IDEXX Laboratories, Inc.*               27,363
       320   Medicis Pharmaceuticals Corp.
             Class A*                                11,680
     1,370   Quintiles Transnational Corp.*          67,387
       400   STERIS Corp.*                           25,437
       430   Sunrise Assisted Living, Inc.*          14,781
       870   Total Renal Care Holdings, Inc.*        30,015
                                                 ----------
                                                    479,045
                                                 ----------
             HOUSEHOLD FURNITURE & APPLIANCES (0.2%)
       250   Bed Bath & Beyond, Inc.*                12,953
                                                 ----------
             INSURANCE (5.6%)
     2,150   Foremost Corporation of America         51,869
     1,400   LandAmerica Financial Group, Inc.       80,150
       700   Mid Ocean Ltd.                          54,950
     1,700   Mutual Risk Management Ltd.             61,944
     1,700   Orion Capital Corp.                     94,987
     2,500   Terra Nova (Bermuda) Holdings Ltd.      78,437
                                                 ----------
                                                    422,337
                                                 ----------

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             INVESTMENT BANKING (0.1%)
       400   Sirrom Capital Corp.                $   10,400
                                                 ----------
             LODGING & HOTELS (0.1%)
       530   Signature Resorts, Inc.*                 8,745
                                                 ----------
             MANUFACTURING/DIVERSIFIED (3.0%)
       600   Applied Power, Inc.                     20,625
     2,400   Dexter Corp.                            76,350
     2,000   Hexcel Corp.*                           45,250
       330   Jabil Circuit, Inc.*                    10,911
     1,100   National R.V. Holdings, Inc.*           49,637
       570   Solectron Corp.*                        23,976
                                                 ----------
                                                    226,749
                                                 ----------
             OFFICE EQUIPMENT & SUPPLIES (0.8%)
       600   Danka Business Systems PLC ADR           7,088
     1,600   Standard Register Co. (The)             56,600
                                                 ----------
                                                     63,688
                                                 ----------
             OIL & GAS (4.1%)
     2,000   BJ Services Co.*                        58,125
       700   Burlington Resources, Inc.              30,144
       490   Camco International, Inc.               38,159
       500   Diamond Offshore Drilling, Inc.         20,000
     2,540   EVI, Inc.*                              94,297
     1,200   Global Industries Ltd.*                 20,250
       400   Newpark Resources, Inc.*                 4,450
     1,650   Plains Resources, Inc.*                 29,494
       320   Santa Fe International Corp.             9,680
                                                 ----------
                                                    304,599
                                                 ----------
             PAPER & FOREST PRODUCTS (0.4%)
       950   Schweitzer-Mauduit International,
             Inc.                                    27,550
                                                 ----------
             PAYROLL SERVICES (0.3%)
       555   Paychex, Inc.                           22,582
                                                 ----------
             REAL ESTATE (4.6%)
       300   CB Commercial Real Estate Services
             Group, Inc.*                            10,031
     2,100   Capital Automotive                      29,794
     3,700   Crown American Realty Trust             35,844
       297   Horizon Group Properties, Inc.*          1,960
     3,300   PS Business Parks, Inc.                 77,550
     1,100   Price Enterprises, Inc.                 20,212
     2,300   Prime Group Realty Trust                39,387
     4,150   Prime Retail, Inc.                      49,541
       600   Trammell Crow Co.*                      20,062
     4,300   Ventas, Inc.*                           59,394
                                                 ----------
                                                    343,775
                                                 ----------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               55

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             RESTAURANTS (1.3%)
       700   IHOP Corp.*                         $   28,962
     1,300   Starbucks Corp.*                        69,469
                                                 ----------
                                                     98,431
                                                 ----------
             RETAIL (6.7%)
     3,800   Berg Electronics Corp.*                 74,337
       600   Borders Group, Inc.*                    22,200
       270   CDW Computer Centers, Inc.*             13,500
       590   General Nutrition Companies, Inc.*      18,364
       420   Jones Apparel Group, Inc.*              15,356
     2,700   Kellwood Co.                            96,525
       750   Michael's Stores, Inc.*                 26,461
     2,500   PETsMart, Inc.*                         25,000
       400   Rexall Sundown, Inc.*                   14,100
       370   Staples, Inc.*                          10,707
     2,000   Warnaco Group, Inc. Class A             84,875
     3,100   Zale Corp.*                             98,619
                                                 ----------
                                                    500,044
                                                 ----------
             SERVICES (5.0%)
     1,485   Apollo Group, Inc. Class A*             49,098
       300   CBT Group PLC ADR*                      16,050
     1,100   Central Parking Corp.                   51,150
     3,000   Concord EFS, Inc.*                      78,375
       750   Gartner Group, Inc. Class A*            26,250
     3,250   Pinkerton's, Inc.*                      67,437
       800   Saville System PLC ADR*                 40,100
     1,700   Select Appointments Holdings Ltd.
             ADR                                     50,150
                                                 ----------
                                                    378,610
                                                 ----------
             TELECOMMUNICATIONS (1.3%)
       100   Avid Technologies, Inc.*                 3,350
       700   STAR Telecommunications, Inc.*          15,662
       800   Tekelec*                                35,800
       900   Tel-Save Holdings, Inc.*                13,275
       430   Uniphase Corp.*                         26,996
                                                 ----------
                                                     95,083
                                                 ----------
             TRUCKERS (1.7%)
     2,500   Amerco*                                 73,594
     3,700   Interpool, Inc.                         53,419
                                                 ----------
                                                    127,013
                                                 ----------

-----------------------------------------------------------
SHARES       SECURITY                              VALUE
-----------------------------------------------------------
             WASTE MANAGEMENT (1.3%)
     1,930   Allied Waste Industries, Inc.*      $   46,320
       720   American Disposal Services, Inc.*       33,750
       570   Superior Services, Inc.*                17,136
                                                 ----------
                                                     97,206
                                                 ----------
             TOTAL COMMON STOCK
             (cost $5,187,821)                    5,543,300
                                                 ----------
             PREFERRED STOCK (0.7%)
             INVESTMENT MANAGEMENT (0.7%)
       450   Crown American Realty Trust ,
             Series A, 11.00%                        24,131
     1,500   Prime Retail, Inc., Series B            30,750
                                                 ----------
             TOTAL PREFERRED STOCK
             (cost $59,288)                          54,881
                                                 ----------

-----------------------------------------------------------
PRINCIPAL
-----------------------------------------------------------
             CORPORATE BONDS (2.3%)
             AIRLINES (0.4%)
$   30,000   Canadian Airlines, 10.00%, 5/01/05      30,300
                                                 ----------
             BROADCASTING & TELEVISION (1.1%)
    75,000   Busse Broadcasting Corp., 11.625%,
             10/15/00                            $   80,156
                                                 ----------
             RESTAURANTS (0.8%)
    56,967   Advanitca Restaurant Group, Inc.,
             11.25%, 1/15/08                         60,528
                                                 ----------
             TOTAL CORPORATE BONDS
             (cost $168,571)                        170,984
                                                 ----------
             CONVERTIBLE CORPORATE BONDS (2.4%)
             BUILDING MATERIALS (0.2%)
    20,000   Homebase, Inc., 5.25%, 11/01/04         19,700
                                                 ----------
             ELECTRONICS/SEMICONDUCTORS (0.2%)
    20,000   Lam Research Corp., 5.00%, 9/01/02      16,100
                                                 ----------
             REAL ESTATE (1.0%)
    25,000   Alexander Haagan, Series B, 7.50%,
             1/15/01                                 24,250
    50,000   Alexander Haagan, 7.50%, 1/15/01        48,000
                                                 ----------
                                                     72,250
                                                 ----------

 56              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------
PRINCIPAL    SECURITY                              VALUE
-----------------------------------------------------------
             RETAIL (1.0%)
$   30,000   Charming Shoppes, Inc., 7.50%,
             7/15/06                             $   28,462
    25,000   Nine West Group, Inc., 5.50%,
             7/15/03                                 20,688
    25,000   Sports Authority, Inc. (The),
             5.25%, 9/15/01                          23,938
                                                 ----------
                                                     73,088
                                                 ----------
             TOTAL CONVERTIBLE CORPORATE BONDS
             (cost $186,452)                        181,138
                                                 ----------
             GOVERNMENT OBLIGATIONS (1.3%)
   100,000   U.S. Treasury Inflation Indexed
             Note, 3.375%, 01/15/07 (cost
             $99,565)                                99,360
                                                 ----------
             REPURCHASE AGREEMENT (21.2%)
 1,584,000   Fifth Third Bank, 5.45%, 07/01/98,
             Collateralized by $1,542,000 FNMA,
             Pool #313887, 7.00%, 12/01/17,
             market value $1,616,874
             (cost $1,584,000)                    1,584,000
                                                 ----------
             TOTAL INVESTMENTS
             (cost $7,285,697)                   $7,633,663
                                                 ==========

------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $7,299,756.

The abbreviations in the above statement stand for the following:

  ADR    American Depository Receipt
  FNMA   Federal National Mortgage Association
  PLC    (British) Public Limited Company

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               57

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 CAPITAL       GOVERNMENT        MONEY           SMALL
                                               TOTAL RETURN    APPRECIATION       BOND           MARKET         COMPANY
                                                   FUND            FUND           FUND            FUND            FUND
                                              --------------   ------------   ------------   --------------   ------------
ASSETS
  Investments in securities, at value (cost
    $1,400,821,678, $519,319,561,
    $495,501,286, $1,200,303,518, and
    $314,318,885, respectively)               $2,241,112,826   $739,025,751   $515,731,705   $1,200,303,518   $368,771,342
  Repurchase agreements (cost $13,452,000,
    $14,997,000, $15,158,000, and
    $29,297,094, respectively)                    13,452,000     14,997,000     15,158,000               --     29,297,094
                                              --------------   ------------   ------------   --------------   ------------
    Total investments                          2,264,564,826    754,022,751    530,889,705    1,200,303,518    398,068,436
  Cash                                                    --         10,834             --               --         95,480
  Accrued interest and dividends receivable        2,936,899        693,736      5,783,979            9,955        300,100
  Withholding tax reclaim receivable                  94,639             --             --               --         69,359
  Receivable for investment securities sold       16,839,302     20,751,248     21,295,804       75,131,000     33,206,578
  Receivable for fund shares sold                  2,645,671      3,048,307             --               --      6,955,454
  Deferred organization expenses                          --             --             --               --          3,183
                                              --------------   ------------   ------------   --------------   ------------
    Total assets                               2,277,081,337    778,526,876    557,969,488    1,275,444,473    438,698,590
                                              --------------   ------------   ------------   --------------   ------------
LIABILITIES
  Bank Loan                                            3,851             --          1,225               97             --
  Payable for fund shares redeemed                        --             --     15,158,000       64,708,288         79,255
  Payable for investment securities
    purchased                                     19,951,505     23,895,271      6,059,512       12,139,325     43,090,756
  Payable for foreign currency contracts                  --             --             --               --          2,818
  Payable for translation of assets and
    liabilities in foreign currencies                     --             --             --               --          1,209
  Accrued investment management fees               1,060,674        355,308        220,611          430,387        307,171
  Accrued administration fees                         80,876         29,604         22,061           51,793             --
  Other accrued expenses                              17,065          8,171          5,840           22,148         46,778
                                              --------------   ------------   ------------   --------------   ------------
    Total liabilities                             21,113,971     24,288,354     21,467,249       77,352,038     43,527,987
                                              --------------   ------------   ------------   --------------   ------------
NET ASSETS                                    $2,255,967,366   $754,238,522   $536,502,239   $1,198,092,435   $395,170,603
                                              ==============   ============   ============   ==============   ============
REPRESENTED BY:
  Capital                                     $1,393,596,105   $530,907,959   $514,485,503   $1,198,096,060   $331,905,686
  Net unrealized appreciation on investments
    and translation of assets and
    liabilities in foreign currencies            840,291,148    219,706,190     20,230,419               --     54,448,430
  Accumulated undistributed net realized
    gain (loss) from investments and foreign
    currency transactions                         21,866,010      3,731,330      1,694,664           (5,403)     8,438,359
  Accumulated undistributed (distributions
    in excess of) net investment income              214,103       (106,957)        91,653            1,778        378,128
                                              --------------   ------------   ------------   --------------   ------------
NET ASSETS                                    $2,255,967,366   $754,238,522   $536,502,239   $1,198,092,435   $395,170,603
                                              ==============   ============   ============   ==============   ============
Shares outstanding (unlimited number of
  shares authorized)                             120,661,485     29,942,169     46,633,489    1,198,099,334     23,489,777
                                              ==============   ============   ============   ==============   ============
NET ASSET VALUE, offering and redemption
  price per share                             $        18.70   $      25.19   $      11.50   $         1.00   $      16.82
                                              ==============   ============   ============   ==============   ============

See accompanying notes to financial statements.

 58              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           STRATEGIC     STRATEGIC      EQUITY        HIGH
                                                INCOME       GROWTH        VALUE        INCOME       INCOME
                                                 FUND         FUND         FUND          FUND       BOND FUND
                                              ----------   ----------   -----------   ----------   -----------
ASSETS
  Investments in securities, at value (cost
    $2,786,031, $5,715,733, $10,313,477,
    $7,724,625, and $17,822,805,
    respectively)                             $2,807,053   $6,192,355   $10,196,259   $8,064,015   $17,887,383
  Repurchase agreements (cost $204,000,
    $450,000, $336,000, $543,000, and
    $1,550,000, respectively)                    204,000      450,000       336,000      543,000     1,550,000
                                              ----------   ----------   -----------   ----------   -----------
    Total investments                          3,011,053    6,642,355    10,532,259    8,607,015    19,437,383
  Cash                                             1,014          925           296          638            63
  Accrued interest and dividends receivable       44,722          814         8,029       17,755       269,850
  Receivable for investment securities sold      245,634      717,050       379,000      529,941     1,461,000
  Receivable for fund shares sold                 10,845       51,433       180,223      195,203       222,682
  Receivable from advisor (See Note 2)               620        1,330            --           --            --
  Receivable for translation of assets and
    liabilities in foreign currencies                 --           --            69           --            --
  Deferred organization expenses                   3,964        3,400         3,334        3,177         3,114
                                              ----------   ----------   -----------   ----------   -----------
    Total assets                               3,317,852    7,417,307    11,103,210    9,353,729    21,394,092
                                              ----------   ----------   -----------   ----------   -----------
LIABILITIES
  Payable for investment securities
    purchased                                    278,597      801,307       825,981      777,055     2,082,838
  Accrued investment management fees                  --           --         5,607        2,597        13,770
  Accrued administration fees                         --           --         1,964        1,797         4,650
  Other accrued expenses                           7,572        6,810         5,866        8,774        16,650
                                              ----------   ----------   -----------   ----------   -----------
    Total liabilities                            286,169      808,117       839,418      790,223     2,117,908
                                              ----------   ----------   -----------   ----------   -----------
NET ASSETS                                    $3,031,683   $6,609,190   $10,263,792   $8,563,506   $19,276,184
                                              ==========   ==========   ===========   ==========   ===========
REPRESENTED BY:
  Capital                                     $3,014,017   $6,222,294   $10,463,523   $8,183,287   $19,178,141
  Net unrealized appreciation (depreciation)
    on investments and translation of assets
    and liabilities in foreign currencies         21,022      476,622      (117,149)     339,390        64,578
  Accumulated undistributed net realized
    gain (loss) from investments and foreign
    currency transactions                         (3,561)     (90,152)      (82,633)      40,761        34,878
  Accumulated undistributed (distributions
    in excess of) net investment income              205          426            51           68        (1,413)
                                              ----------   ----------   -----------   ----------   -----------
NET ASSETS                                    $3,031,683   $6,609,190   $10,263,792   $8,563,506   $19,276,184
                                              ==========   ==========   ===========   ==========   ===========
Shares outstanding (unlimited number of
  shares authorized)                             301,249      586,570       983,988      776,990     1,858,455
                                              ==========   ==========   ===========   ==========   ===========
NET ASSET VALUE, offering and redemption
  price per share                             $    10.06   $    11.27   $     10.43   $    11.02   $     10.37
                                              ==========   ==========   ===========   ==========   ===========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               59

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MULTI       SMALL CAP      GLOBAL      SELECT ADVISERS
                                                      BALANCED       SECTOR         VALUE        EQUITY          MID CAP
                                                        FUND        BOND FUND       FUND          FUND            FUND
                                                     -----------   -----------   -----------   -----------   ---------------
ASSETS
  Investments in securities, at value (cost
    $16,480,430, $15,608,868, $22,587,545,
    $12,636,683, and $5,701,697, respectively)       $16,611,605   $15,378,643   $21,565,284   $13,385,687     $6,049,663
  Repurchase agreements (cost $4,319,000,
    $7,907,000, $1,103,000, $1,134,000, and
    $1,584,000, respectively)                          4,319,000     7,907,000     1,103,000     1,134,000      1,584,000
                                                     -----------   -----------   -----------   -----------     ----------
    Total investments                                 20,930,605    23,285,643    22,668,284    14,519,687      7,633,663
  Cash                                                     3,821           780       382,139            --          7,031
  Foreign currency at value (cost $234 and $46,406
    respectively)                                             --           229            --        45,603             --
  Accrued interest and dividends receivable              124,080       243,870         6,998        14,831         18,524
  Withholding tax reclaim receivable                          --            --            --         3,887             (8)
  Receivable for investment securities sold            4,124,000     7,437,400     1,731,083     1,199,845      1,636,894
  Receivable for fund shares sold                        259,799       473,296       283,424       181,844             --
  Receivable for foreign currency contracts                   --         2,953            --        34,735             --
  Receivable for translation of assets and
    liabilities in foreign currencies                         --            --            --         1,321             --
  Deferred organization expenses                           3,154         3,191         3,186         3,334          3,115
                                                     -----------   -----------   -----------   -----------     ----------
    Total assets                                      25,445,459    31,447,362    25,075,114    16,005,087      9,299,219
                                                     -----------   -----------   -----------   -----------     ----------
LIABILITIES
  Bank Loan                                                   --            --            --       129,465             --
  Payable for investment securities purchased          6,489,803    11,751,612     2,611,209     1,567,885      1,791,171
  Payable for fund shares redeemed                            --            --            --            --         16,381
  Payable for translation of assets and liabilities
    in foreign currencies                                     --           366            --            --             --
  Accrued investment management fees                      17,619        20,616         3,269        13,113          1,971
  Accrued administration fees                              3,320         3,438         3,307         3,924          2,188
  Other accrued expenses                                   5,735         5,858         6,829        12,407         10,331
                                                     -----------   -----------   -----------   -----------     ----------
    Total liabilities                                  6,516,477    11,781,890     2,624,614     1,726,794      1,822,042
                                                     -----------   -----------   -----------   -----------     ----------
NET ASSETS                                           $18,928,982   $19,665,472   $22,450,500   $14,278,293     $7,477,177
                                                     ===========   ===========   ===========   ===========     ==========
REPRESENTED BY:
  Capital                                            $18,767,769   $19,887,226   $22,920,545   $13,269,816     $7,147,430
  Net unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies                    131,175      (227,643)   (1,022,261)      784,257        347,966
  Accumulated undistributed net realized gain
    (loss) from investments and foreign currency
    transactions                                          27,842         1,249       556,204       294,046        (18,261)
  Accumulated undistributed (distributions in
    excess of) net investment income                       2,196         4,640        (3,988)      (69,826)            42
                                                     -----------   -----------   -----------   -----------     ----------
NET ASSETS                                           $18,928,982   $19,665,472   $22,450,500   $14,278,293     $7,477,177
                                                     ===========   ===========   ===========   ===========     ==========
Shares outstanding (unlimited number of shares
  authorized)                                          1,775,608     1,955,500     2,202,844     1,251,026        695,290
                                                     ===========   ===========   ===========   ===========     ==========
NET ASSET VALUE, offering and redemption price per
  share                                              $     10.66   $     10.06   $     10.19   $     11.41     $    10.75
                                                     ===========   ===========   ===========   ===========     ==========

See accompanying notes to financial statements.

 60              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1998

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                   CAPITAL      GOVERNMENT       MONEY         SMALL
                                  TOTAL RETURN   APPRECIATION      BOND         MARKET        COMPANY
                                      FUND           FUND          FUND          FUND          FUND
                                  ------------   ------------   -----------   -----------   -----------
INVESTMENT INCOME:
INCOME:
  Interest                        $  1,913,602   $  1,118,006   $16,303,628   $30,600,873   $   790,170
  Dividends                         16,518,690      3,811,756            --            --     1,664,052
  Less foreign tax withheld            (11,191)            --            --            --       (99,858)
                                  ------------   ------------   -----------   -----------   -----------
     Total income                   18,421,101      4,929,762    16,303,628    30,600,873     2,354,364
                                  ------------   ------------   -----------   -----------   -----------
EXPENSES:
  Investment management fees         6,049,855      1,866,584     1,253,867     2,130,197     1,844,661
  Administration fees                  462,880        155,544       125,387       262,385            --
  Custodian fees                        19,411          9,741         7,986        23,488        75,686
  Transfer and dividend
     disbursing agent fees             103,323         31,109        25,077        53,514        18,456
  Professional services                 18,287          4,904         5,207        12,272         5,912
  Trustees' fees and expenses            6,924            384         1,957         4,375         1,305
  Other                                 16,261          3,701         6,219        15,046        30,216
                                  ------------   ------------   -----------   -----------   -----------
     Total expenses                  6,676,941      2,071,967     1,425,700     2,501,277     1,976,236
                                  ------------   ------------   -----------   -----------   -----------
NET INVESTMENT INCOME             $ 11,744,160   $  2,857,795   $14,877,928   $28,099,596   $   378,128
                                  ============   ============   ===========   ===========   ===========
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND FOREIGN
  CURRENCY:
  Net realized gain on
     investments and foreign
     currency transactions        $ 21,866,010   $  3,670,037   $ 2,652,371   $     1,139   $ 7,075,334
  Net change in unrealized
     appreciation on investments
     and translation of assets
     and liabilities in foreign
     currencies                    245,645,079     99,607,731     2,537,196            --    13,186,623
                                  ------------   ------------   -----------   -----------   -----------
  Net realized and unrealized
     gain on investments and
     translation of assets and
     liabilities in foreign
     currencies                    267,511,089    103,277,768     5,189,567         1,139    20,261,957
                                  ------------   ------------   -----------   -----------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $279,255,249   $106,135,563   $20,067,495   $28,100,735   $20,640,085
                                  ============   ============   ===========   ===========   ===========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               61

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1998

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            HIGH
                                                       STRATEGIC   STRATEGIC    EQUITY     INCOME
                                             INCOME     GROWTH       VALUE      INCOME      BOND
                                              FUND       FUND        FUND        FUND       FUND
                                             -------   ---------   ---------   --------   --------
INVESTMENT INCOME:
INCOME:
  Interest                                   $62,679   $ 14,679    $   6,929   $ (6,605)  $475,971
  Dividends                                       --      3,506       44,055     53,149     12,483
  Less foreign tax withheld                       --         --       (1,771)        (7)        --
                                             -------   --------    ---------   --------   --------
     Total income                             62,679     18,185       49,213     46,537    488,454
                                             -------   --------    ---------   --------   --------
EXPENSES:
  Investment management fees                   5,043     15,984       23,539     18,850     45,766
  Administration fees                            784      1,243        1,831      1,649      4,004
  Custodian fees                                 313      5,961        3,569      4,347      2,225
  Transfer and dividend disbursing agent
     fees                                        112        178          262        236        572
  Professional services                        3,373      3,962        3,960      3,865      4,450
  Trustees' fees and expenses                     10          5            7          7         25
  Other                                        1,271      2,702        1,659      2,788     12,211
                                             -------   --------    ---------   --------   --------
     Total expenses before waivers or
       reimbursements                         10,906     30,035       34,827     31,742     69,253
     Less waivers or reimbursements           (2,501)   (12,276)      (8,673)    (9,358)   (14,906)
                                             -------   --------    ---------   --------   --------
  Net expenses                                 8,405     17,759       26,154     22,384     54,347
                                             -------   --------    ---------   --------   --------
NET INVESTMENT INCOME                        $54,274   $    426    $  23,059   $ 24,153   $434,107
                                             =======   ========    =========   ========   ========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on investments
     and foreign currency transactions       $(3,561)  $(63,712)   $ (64,281)  $ 53,410   $ 36,407
  Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     in foreign currencies                    21,022    420,951     (154,566)   302,457      2,289
                                             -------   --------    ---------   --------   --------
  Net realized and unrealized gain (loss)
     on investments and translation of
     assets and liabilities in foreign
     currencies                               17,461    357,239     (218,847)   355,867     38,696
                                             -------   --------    ---------   --------   --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $71,735   $357,665    $(195,788)  $380,020   $472,803
                                             =======   ========    =========   ========   ========

See accompanying notes to financial statements.

 62              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1998

                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             SELECT
                                                       MULTI      SMALL CAP      GLOBAL     ADVISERS
                                          BALANCED    SECTOR        VALUE        EQUITY     MID CAP
                                            FUND     BOND FUND      FUND          FUND        FUND
                                          --------   ---------   -----------   ----------   --------
INVESTMENT INCOME:
INCOME:
  Interest                                $158,466   $ 324,855   $    18,659   $   24,154   $ 41,885
  Dividends                                 59,745          --        24,598       97,410     18,323
  Less foreign tax withheld                   (435)         --            --       (8,314)       (35)
                                          --------   ---------   -----------   ----------   --------
  Total income                             217,776     324,855        43,257      113,250     60,173
                                          --------   ---------   -----------   ----------   --------
EXPENSES:
  Investment management fees                33,969      35,114        40,487       47,252     27,456
  Administration fees                        3,170       3,277         3,149        3,308      1,830
  Custodian fees                             2,973       1,116        17,073        9,550      5,875
  Transfer and dividend disbursing agent
     fees                                      453         468           450          473        261
  Professional services                      4,065       3,969         3,925        4,159      4,074
  Trustees' fees and expenses                    8           9             9           24         14
  Other                                      1,555       1,378         4,655        4,290      4,080
                                          --------   ---------   -----------   ----------   --------
     Total expenses before waivers or
       reimbursements                       46,193      45,331        69,748       69,056     43,590
     Less waivers or reimbursements         (5,430)     (3,195)      (22,513)     (12,354)   (12,212)
                                          --------   ---------   -----------   ----------   --------
     Net expenses                           40,763      42,136        47,235       56,702     31,378
                                          --------   ---------   -----------   ----------   --------
NET INVESTMENT INCOME                     $177,013   $ 282,719   $    (3,978)  $   56,548   $ 28,795
                                          ========   =========   ===========   ==========   ========
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on
     investments and foreign currency
     transactions                         $ 27,717   $     701   $   556,029   $  299,888   $   (711)
  Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and
     liabilities in foreign currencies     116,415    (230,663)   (1,006,015)     729,193    342,497
                                          --------   ---------   -----------   ----------   --------
  Net realized and unrealized gain
     (loss) on investments and
     translation of assets and
     liabilities in foreign currencies     144,132    (229,962)     (449,986)   1,029,081    341,786
                                          --------   ---------   -----------   ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $321,145   $  52,757   $  (453,964)  $1,085,629   $370,581
                                          ========   =========   ===========   ==========   ========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               63

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     TOTAL RETURN FUND
                                                              -------------------------------
                                                                SIX MONTHS
                                                                  ENDED          YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                                   1998             1997
                                                              --------------   --------------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $   11,744,160   $   23,528,598
  Net realized gain on investments                                21,866,010       58,462,153
  Net change in unrealized appreciation on investments           245,645,079      295,225,644
                                                              --------------   --------------
     Net increase in net assets resulting from operations        279,255,249      377,216,395
                                                              --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (11,530,057)     (23,381,008)
  Net realized gain on investments                                        --      (58,462,153)
  In excess of net realized gain on investments                           --         (199,606)
  Tax return of capital                                                   --         (149,627)
                                                              --------------   --------------
     Decrease in net assets from distributions to
       shareholders                                              (11,530,057)     (82,192,394)
                                                              --------------   --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                               260,422,222      372,397,897
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                  11,530,057       82,192,394
  Cost of shares redeemed                                       (132,950,796)     (80,249,386)
                                                              --------------   --------------
     Net increase in net assets derived from capital share
       transactions                                              139,001,483      374,340,905
                                                              --------------   --------------
NET INCREASE IN NET ASSETS                                       406,726,675      669,364,906
NET ASSETS -- BEGINNING OF PERIOD                              1,849,240,691    1,179,875,785
                                                              --------------   --------------
NET ASSETS -- END OF PERIOD                                   $2,255,967,366   $1,849,240,691
                                                              ==============   ==============
Accumulated undistributed net realized gain on investments
  included in net assets at end of period                     $   21,866,010   $           --
                                                              ==============   ==============
Accumulated undistributed net investment income included in
  net assets at end of period                                 $      214,103   $           --
                                                              ==============   ==============
SHARE ACTIVITY:
  Shares sold                                                     14,376,365       24,297,890
  Shares issued to shareholders from reinvestment of
     dividends and capital gains                                     624,277        5,101,431
  Shares redeemed                                                 (7,256,021)      (5,376,527)
                                                              --------------   --------------
Net increase in number of shares                                   7,744,621       24,022,794
                                                              ==============   ==============

See accompanying notes to financial statements.

 64              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                               CAPITAL APPRECIATION FUND
                                                              ---------------------------
                                                               SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  1998           1997
                                                              ------------   ------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $  2,857,795   $  3,708,926
  Net realized gain on investments                               3,670,037     10,249,612
  Net change in unrealized appreciation on investments          99,607,731     80,600,045
                                                              ------------   ------------
     Net increase in net assets resulting from operations      106,135,563     94,558,583
                                                              ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (2,857,745)    (3,724,540)
  In excess of net investment income                              (102,842)        (4,115)
  Net realized gain on investments                                      --    (10,188,319)
                                                              ------------   ------------
     Decrease in net assets from distributions to
      shareholders                                              (2,960,637)   (13,916,974)
                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             256,479,100    269,193,879
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                 2,960,637     13,916,973
  Cost of shares redeemed                                      (90,113,783)   (93,488,642)
                                                              ------------   ------------
     Net increase in net assets derived from capital share
      transactions                                             169,325,954    189,622,210
                                                              ------------   ------------
NET INCREASE IN NET ASSETS                                     272,500,880    270,263,819
NET ASSETS -- BEGINNING OF PERIOD                              481,737,642    211,473,823
                                                              ------------   ------------
NET ASSETS -- END OF PERIOD                                   $754,238,522   $481,737,642
                                                              ============   ============
  Accumulated undistributed net realized gain on investments included in net
     assets at end of period                                  $  3,731,330   $     61,293
                                                              ============   ============
  Accumulated distributions in excess of net investment
     income
     included in net assets at end of period                  $   (106,957)  $     (4,115)
                                                              ============   ============
SHARE ACTIVITY:
  Shares sold                                                   10,904,594     13,779,798
  Shares issued to shareholders from reinvestment of
     dividends
     and capital gains                                             120,244        669,538
  Shares redeemed                                               (3,795,215)    (4,723,342)
                                                              ------------   ------------
Net increase in number of shares                                 7,229,623      9,725,994
                                                              ============   ============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               65

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GOVERNMENT BOND FUND
                                                              ----------------------------
                                                               SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  1998           1997
                                                              ------------   -------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $ 14,877,928   $  27,623,562
  Net realized gain on investments                               2,652,371       3,376,883
  Net change in unrealized appreciation on investments           2,537,196       9,408,533
                                                              ------------   -------------
     Net increase in net assets resulting from operations       20,067,495      40,408,978
                                                              ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME       (14,829,007)    (27,597,530)
                                                              ------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             136,891,057     107,338,995
  Net asset value of shares issued to shareholders from
     reinvestment
     of dividends                                               14,829,007      27,597,530
  Cost of shares redeemed                                      (95,848,707)   (131,602,429)
                                                              ------------   -------------
     Net increase in net assets derived from capital share
      transactions                                              55,871,357       3,334,096
                                                              ------------   -------------
NET INCREASE IN NET ASSETS                                      61,109,845      16,145,544
NET ASSETS -- BEGINNING OF PERIOD                              475,392,394     459,246,850
                                                              ------------   -------------
NET ASSETS -- END OF PERIOD                                   $536,502,239   $ 475,392,394
                                                              ============   =============
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period         $  1,694,664   $    (957,707)
                                                              ============   =============
Accumulated undistributed net investment income included in
  net assets at end of period                                 $     91,653   $      42,732
                                                              ============   =============
SHARE ACTIVITY:
  Shares sold                                                   11,876,477       9,504,326
  Shares issued to shareholders from reinvestment of
     dividends                                                   1,297,958       2,487,784
  Shares redeemed                                               (8,326,775)    (11,787,299)
                                                              ------------   -------------
Net increase in number of shares                                 4,847,660         204,811
                                                              ============   =============

See accompanying notes to financial statements.

 66              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                   ENDED          YEAR ENDED
                                                                 JUNE 30,        DECEMBER 31,
                                                                   1998              1997
                                                              ---------------   ---------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    28,099,596   $    53,155,098
  Net realized gain on investments                                      1,139                62
                                                              ---------------   ---------------
     Net increase in net assets resulting from operations          28,100,735        53,155,160
                                                              ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME          (28,099,596)      (53,153,320)
                                                              ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              1,870,417,557     2,695,705,104
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                     28,099,596        53,153,320
  Cost of shares redeemed                                      (1,694,022,621)   (2,738,792,178)
                                                              ---------------   ---------------
     Net increase in net assets derived from capital share
       transactions                                               204,494,532        10,066,246
                                                              ---------------   ---------------
NET INCREASE IN NET ASSETS                                        204,495,671        10,068,086
NET ASSETS -- BEGINNING OF PERIOD                                 993,596,764       983,528,678
                                                              ---------------   ---------------
NET ASSETS -- END OF PERIOD                                   $ 1,198,092,435   $   993,596,764
                                                              ===============   ===============
Accumulated undistributed net realized (loss) on investments
  included in net assets at end of period                     $        (5,403)  $        (6,542)
                                                              ===============   ===============
Undistributed net investment income included in net assets
  at end of period                                            $         1,778   $         1,778
                                                              ===============   ===============
SHARE ACTIVITY:
  Shares sold                                                   1,870,417,557     2,695,705,104
  Shares issued to shareholders from reinvestment of
     dividends                                                     28,099,596        53,153,320
  Shares redeemed                                              (1,694,022,621)   (2,738,792,178)
                                                              ---------------   ---------------
Net increase in number of shares                                  204,494,532        10,066,246
                                                              ===============   ===============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               67

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      SMALL COMPANY FUND
                                                              ----------------------------------
                                                               SIX MONTHS
                                                                 ENDED           YEAR ENDED
                                                                JUNE 30,        DECEMBER 31,
                                                                  1998              1997
                                                              ------------   -------------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    378,128      $    122,822
  Net realized gain on investments and foreign currencies        7,075,334        11,078,374
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                 13,186,623        26,937,936
                                                              ------------      ------------
     Net increase in net assets resulting from operations       20,640,085        38,139,132
                                                              ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCIES                                    --        (9,343,554)
                                                              ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             181,633,802       290,826,034
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                        --         9,343,554
  Cost of shares redeemed                                     (150,911,085)     (165,997,074)
                                                              ------------      ------------
     Net increase in net assets derived from capital share
       transactions                                             30,722,717       134,172,514
                                                              ------------      ------------
NET INCREASE IN NET ASSETS                                      51,362,802       162,968,092
NET ASSETS -- BEGINNING OF PERIOD                              343,807,801       180,839,709
                                                              ------------      ------------
NET ASSETS -- END OF PERIOD                                   $395,170,603      $343,807,801
                                                              ============      ============
Accumulated undistributed net realized gain on investments
  included in net assets at end of period                     $  8,438,359      $  1,363,025
                                                              ============      ============
Accumulated undistributed net investment income included in
  net assets at end of period                                 $    378,128      $         --
                                                              ============      ============
SHARE ACTIVITY:
  Shares sold                                                   10,868,910        18,684,391
  Shares issued to shareholders from reinvestment of
     dividends and capital gains                                        --           595,890
  Shares redeemed                                               (9,066,120)      (10,611,106)
                                                              ------------      ------------
Net increase in number of shares                                 1,802,790         8,669,175
                                                              ============      ============

See accompanying notes to financial statements.

 68              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 INCOME FUND
                                                              -----------------
                                                                 PERIOD FROM
                                                              JANUARY 20, 1998
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)
                                                              THROUGH JUNE 30,
                                                                    1998
                                                              -----------------
                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                          $   54,274
  Net realized loss on investments and foreign currencies            (3,561)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                      21,022
                                                                 ----------
     Net increase in net assets resulting from operations            71,735
                                                                 ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME            (54,069)
                                                                 ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                3,307,120
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                       54,069
  Cost of shares redeemed                                          (347,172)
                                                                 ----------
     Net increase in net assets derived from capital share
      transactions                                                3,014,017
                                                                 ----------
NET INCREASE IN NET ASSETS                                        3,031,683
NET ASSETS -- BEGINNING OF PERIOD                                        --
                                                                 ----------
NET ASSETS -- END OF PERIOD                                      $3,031,683
                                                                 ==========
Undistributed net realized loss on investments included in
  net assets at end of period                                    $   (3,561)
                                                                 ==========
Undistributed net investment income included in net assets
  at end of period                                               $      205
                                                                 ==========
SHARE ACTIVITY:
  Shares sold                                                       330,313
  Shares issued to shareholders from reinvestment of
     dividends                                                        5,398
  Shares redeemed                                                   (34,462)
                                                                 ----------
Net increase in number of shares                                    301,249
                                                                 ==========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               69

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   STRATEGIC GROWTH FUND
                                                              --------------------------------
                                                                                PERIOD FROM
                                                                             OCTOBER 31, 1997
                                                               SIX MONTHS      (COMMENCEMENT
                                                                 ENDED        OF OPERATIONS)
                                                                JUNE 30,          THROUGH
                                                                  1998       DECEMBER 31, 1997
                                                              ------------   -----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                        $      426       $    1,251
  Net realized loss on investments and foreign currencies         (63,712)         (26,440)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                   420,951           55,671
                                                               ----------       ----------
     Net increase in net assets resulting from operations         357,665           30,482
                                                               ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME               --           (1,251)
                                                               ----------       ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              4,917,700        1,316,261
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                         --            1,251
  Cost of shares redeemed                                         (12,917)              (1)
                                                               ----------       ----------
     Net increase in net assets derived from capital share
      transactions                                              4,904,783        1,317,511
                                                               ----------       ----------
NET INCREASE IN NET ASSETS                                      5,262,448        1,346,742
NET ASSETS -- BEGINNING OF PERIOD                               1,346,742               --
                                                               ----------       ----------
NET ASSETS -- END OF PERIOD                                    $6,609,190       $1,346,742
                                                               ==========       ==========
Accumulated undistributed net realized (loss) on investments
  included in net assets at end of period                      $  (90,152)         (26,440)
                                                               ==========       ==========
Accumulated undistributed net investment income included in
  net assets at end of period                                  $      426       $       --
                                                               ==========       ==========
SHARE ACTIVITY:
  Shares sold                                                     455,820          131,802
  Shares issued to shareholders from reinvestment of
     dividends                                                         --              124
  Shares redeemed                                                  (1,175)              (1)
                                                               ----------       ----------
     Net increase in number of shares                             454,645          131,925
                                                               ==========       ==========

See accompanying notes to financial statements.

 70              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    STRATEGIC VALUE FUND
                                                              --------------------------------
                                                                                PERIOD FROM
                                                                             OCTOBER 31, 1997
                                                               SIX MONTHS      (COMMENCEMENT
                                                                 ENDED        OF OPERATIONS)
                                                                JUNE 30,          THROUGH
                                                                  1998       DECEMBER 31, 1997
                                                              ------------   -----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    23,059       $    1,828
  Net realized loss on investments and foreign currencies         (64,281)         (18,352)
  Net change in unrealized appreciation (depreciation) on
     investments and translation of assets and liabilities
     in foreign currencies                                       (154,566)          37,417
                                                              -----------       ----------
     Net increase (decrease) in net assets resulting from
      operations                                                 (195,788)          20,893
                                                              -----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME          (23,024)          (1,812)
                                                              -----------       ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              9,632,202        1,447,966
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                     23,024            1,812
  Cost of shares redeemed                                        (641,481)              --
                                                              -----------       ----------
     Net increase in net assets derived from capital share
      transactions                                              9,013,745        1,449,778
                                                              -----------       ----------
NET INCREASE IN NET ASSETS                                      8,794,933        1,468,859
NET ASSETS -- BEGINNING OF PERIOD                               1,468,859               --
                                                              -----------       ----------
NET ASSETS -- END OF PERIOD                                   $10,263,792       $1,468,859
                                                              ===========       ==========
Accumulated undistributed net realized loss on investments
  included in net assets at end of period                     $   (82,633)      $  (18,352)
                                                              ===========       ==========
Accumulated undistributed net investment income included in
  net assets at end of period                                 $        51       $       16
                                                              ===========       ==========
SHARE ACTIVITY:
  Shares sold                                                     895,484          144,532
  Shares issued to shareholders from reinvestment of
     dividends                                                      2,181              181
  Shares redeemed                                                 (58,390)              --
                                                              -----------       ----------
Net increase in number of shares                                  839,275          144,713
                                                              ===========       ==========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               71

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   EQUITY INCOME FUND
                                                              -----------------------------
                                                                             PERIOD FROM
                                                                           OCTOBER 31, 1997
                                                                            (COMMENCEMENT
                                                              SIX MONTHS    OF OPERATIONS)
                                                                ENDED          THROUGH
                                                               JUNE 30,      DECEMBER 31,
                                                                 1998            1997
                                                              ----------   ----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $   24,153     $     2,828
  Net realized gain (loss) on investments and foreign
     currencies                                                   53,410         (12,649)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                  302,457          36,933
                                                              ----------     -----------
     Net increase in net assets resulting from operations        380,020          27,112
                                                              ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME         (24,224)         (2,689)
                                                              ----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             6,588,012       1,582,657
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                    24,224           2,689
  Cost of shares redeemed                                        (14,293)             (2)
                                                              ----------     -----------
     Net increase in net assets derived from capital share
      transactions                                             6,597,943       1,585,344
                                                              ----------     -----------
NET INCREASE IN NET ASSETS                                     6,953,739       1,609,767
NET ASSETS -- BEGINNING OF PERIOD                              1,609,767              --
                                                              ----------     -----------
NET ASSETS -- END OF PERIOD                                   $8,563,506     $ 1,609,767
                                                              ==========     ===========
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period         $   40,761     $   (12,649)
                                                              ==========     ===========
Accumulated undistributed net investment income included in
  net assets at end of period                                 $       68     $       139
                                                              ==========     ===========
SHARE ACTIVITY:
  Shares sold                                                    617,672         158,243
  Shares issued to shareholders from reinvestment of
     dividends                                                     2,216             266
  Shares redeemed                                                 (1,407)             --
                                                              ----------     -----------
Net increase in number of shares                                 618,481         158,509
                                                              ==========     ===========

See accompanying notes to financial statements.

 72              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   HIGH INCOME BOND FUND
                                                              -------------------------------
                                                                               PERIOD FROM
                                                                            OCTOBER 31, 1997
                                                                              (COMMENCEMENT
                                                              SIX MONTHS     OF OPERATIONS)
                                                                 ENDED           THROUGH
                                                               JUNE 30,       DECEMBER 31,
                                                                 1998             1997
                                                              -----------   -----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $   434,107      $    64,197
  Net realized gain (loss) on investments and foreign
     currencies                                                    36,407           (1,529)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                     2,289           62,289
                                                              -----------      -----------
     Net increase in net assets resulting from operations         472,803          124,957
                                                              -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME         (436,100)         (63,617)
                                                              -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             12,833,313        5,904,754
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                    436,100           63,617
  Cost of shares redeemed                                         (58,980)            (663)
                                                              -----------      -----------
     Net increase in net assets derived from capital share
      transactions                                             13,210,433        5,967,708
                                                              -----------      -----------
NET INCREASE IN NET ASSETS                                     13,247,136        6,029,048
NET ASSETS -- BEGINNING OF PERIOD                               6,029,048               --
                                                              -----------      -----------
NET ASSETS -- END OF PERIOD                                   $19,276,184      $ 6,029,048
                                                              ===========      ===========
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period         $    34,878      $    (1,529)
                                                              ===========      ===========
Accumulated undistributed (distributions in excess of) net
  investment income included in net assets at end of period   $    (1,413)     $       580
                                                              ===========      ===========
SHARE ACTIVITY:
  Shares sold                                                   1,226,645          589,241
  Shares issued to shareholders from reinvestment of
     dividends                                                     41,973            6,286
  Shares redeemed                                                  (5,625)             (65)
                                                              -----------      -----------
Net increase in number of shares                                1,262,993          595,462
                                                              ===========      ===========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               73

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       BALANCED FUND
                                                              -------------------------------
                                                                               PERIOD FROM
                                                                            OCTOBER 31, 1997
                                                                              (COMMENCEMENT
                                                              SIX MONTHS     OF OPERATIONS)
                                                                 ENDED           THROUGH
                                                               JUNE 30,       DECEMBER 31,
                                                                 1998             1997
                                                              -----------   -----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $   177,013      $    8,725
  Net realized gain on investments and foreign currencies          27,717             125
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                   116,415          14,760
                                                              -----------      ----------
     Net increase in net assets resulting from operations         321,145          23,610
                                                              -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME         (174,991)         (8,551)
                                                              -----------      ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             16,721,888       1,862,542
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                    174,991           8,551
  Cost of shares redeemed                                            (203)             --
                                                              -----------      ----------
     Net increase in net assets derived from capital share
      transactions                                             16,896,676       1,871,093
                                                              -----------      ----------
NET INCREASE IN NET ASSETS                                     17,042,830       1,886,152
NET ASSETS -- BEGINNING OF PERIOD                               1,886,152              --
                                                              -----------      ----------
NET ASSETS -- END OF PERIOD                                   $18,928,982      $1,886,152
                                                              ===========      ==========
Accumulated undistributed net realized gain on investments
  included in net assets at end of period                     $    27,842      $      125
                                                              ===========      ==========
Accumulated undistributed net investment income included in
  net assets at end of period                                 $     2,196      $      174
                                                              ===========      ==========
SHARE ACTIVITY:
  Shares sold                                                   1,572,472         185,899
  Shares issued to shareholders from reinvestment of
     dividends                                                     16,408             848
  Shares redeemed                                                     (19)             --
                                                              -----------      ----------
Net increase in number of shares                                1,588,861         186,747
                                                              ===========      ==========

See accompanying notes to financial statements.

 74              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  MULTI SECTOR BOND FUND
                                                              -------------------------------
                                                                               PERIOD FROM
                                                                            OCTOBER 31, 1997
                                                                              (COMMENCEMENT
                                                              SIX MONTHS     OF OPERATIONS)
                                                                 ENDED           THROUGH
                                                               JUNE 30,       DECEMBER 31,
                                                                 1998             1997
                                                              -----------   -----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $   282,719      $   10,976
  Net realized gain on investments and foreign currencies             701             548
  Net change in unrealized appreciation (depreciation) on
     investments and translation of assets and liabilities
     in foreign currencies                                       (230,663)          3,020
                                                              -----------      ----------
     Net increase in net assets resulting from operations          52,757          14,544
                                                              -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME         (278,435)        (10,620)
                                                              -----------      ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             17,599,701       2,017,099
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                    278,435          10,620
  Cost of shares redeemed                                         (18,626)             (3)
                                                              -----------      ----------
     Net increase in net assets derived from capital share
      transactions                                             17,859,510       2,027,716
                                                              -----------      ----------
NET INCREASE IN NET ASSETS                                     17,633,832       2,031,640
NET ASSETS -- BEGINNING OF PERIOD                               2,031,640              --
                                                              -----------      ----------
NET ASSETS -- END OF PERIOD                                   $19,665,472      $2,031,640
                                                              ===========      ==========
Accumulated undistributed net realized gain on investments
  included in net assets at end of period                     $     1,249      $      548
                                                              ===========      ==========
Accumulated undistributed net investment income included in
  net assets at end of period                                 $     4,640      $      356
                                                              ===========      ==========
SHARE ACTIVITY:
  Shares sold                                                   1,727,435         201,188
  Shares issued to shareholders from reinvestment of
     dividends                                                     27,643           1,059
  Shares redeemed                                                  (1,824)             (1)
                                                              -----------      ----------
Net increase in number of shares                                1,753,254         202,246
                                                              ===========      ==========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               75

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   SMALL CAP VALUE FUND
                                                              -------------------------------
                                                                               PERIOD FROM
                                                                            OCTOBER 31, 1997
                                                                              (COMMENCEMENT
                                                              SIX MONTHS     OF OPERATIONS)
                                                                 ENDED           THROUGH
                                                               JUNE 30,       DECEMBER 31,
                                                                 1998             1997
                                                              -----------   -----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                $    (3,978)     $    1,130
  Net realized gain on investments and foreign currencies         556,029           9,086
  Net change in unrealized (depreciation) on investments and translation of assets and liabilities in foreign
     currencies                                                (1,006,015)        (16,246)
                                                              -----------      ----------
     Net increase (decrease) in net assets resulting from
      operations                                                 (453,964)         (6,030)
                                                              -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                --          (1,130)
  In excess of net investment income                                   --             (10)
  Net realized gain from investment transactions and foreign
     currency transactions                                             --          (8,911)
                                                              -----------      ----------
     Decrease in net assets from distributions to
      shareholders                                                     --         (10,051)
                                                              -----------      ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             27,739,200       2,075,396
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                       --          10,051
  Cost of shares redeemed                                      (6,904,102)             --
                                                              -----------      ----------
     Net increase in net assets derived from capital share
      transactions                                             20,835,098       2,085,447
                                                              -----------      ----------
NET INCREASE IN NET ASSETS                                     20,381,134       2,069,366
NET ASSETS -- BEGINNING OF PERIOD                               2,069,366              --
                                                              -----------      ----------
NET ASSETS -- END OF PERIOD                                   $22,450,500      $2,069,366
                                                              ===========      ==========
Accumulated undistributed net realized gain on investments
  included in net assets at end of period                     $   556,204      $      175
                                                              ===========      ==========
Accumulated distributions in excess of net investment income
  included in net assets at end of period                     $    (3,988)     $      (10)
                                                              ===========      ==========
SHARE ACTIVITY:
  Shares sold                                                   2,637,639         210,321
  Shares issued to shareholders from reinvestment of
     dividends and capital gains                                       --           1,033
  Shares redeemed                                                (646,149)             --
                                                              -----------      ----------
Net increase in number of shares                                1,991,490         211,354
                                                              ===========      ==========

See accompanying notes to financial statements.

 76              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    GLOBAL EQUITY FUND
                                                              -------------------------------
                                                                               PERIOD FROM
                                                                            OCTOBER 31, 1997
                                                                              (COMMENCEMENT
                                                              SIX MONTHS     OF OPERATIONS)
                                                                 ENDED           THROUGH
                                                               JUNE 30,       DECEMBER 31,
                                                                 1998             1997
                                                              -----------   -----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    56,548      $    8,820
  Net realized gain (loss) on investments and foreign
     currencies                                                   299,888          (2,262)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                   729,193          55,064
                                                              -----------      ----------
     Net increase in net assets resulting from operations       1,085,629          61,622
                                                              -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (129,153)         (8,820)
  In excess of net investment income                                   --            (801)
                                                              -----------      ----------
     Decrease in net assets from distributions to
      shareholders                                               (129,153)         (9,621)
                                                              -----------      ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              7,785,799       5,504,550
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                  129,153           9,621
  Cost of shares redeemed                                        (159,307)             --
                                                              -----------      ----------
     Net increase in net assets derived from capital share
      transactions                                              7,755,645       5,514,171
                                                              -----------      ----------
NET INCREASE IN NET ASSETS                                      8,712,121       5,566,172
NET ASSETS -- BEGINNING OF PERIOD                               5,566,172              --
                                                              -----------      ----------
NET ASSETS -- END OF PERIOD                                   $14,278,293      $5,566,172
                                                              ===========      ==========
Accumulated undistributed net realized gain (loss) on
  investments included in net assets at end of period         $   294,046      $   (5,842)
                                                              ===========      ==========
Accumulated undistributed (distributions in excess of) net
  investment income included in net assets at end of period   $   (69,826)     $    2,779
                                                              ===========      ==========
SHARE ACTIVITY:
  Shares sold                                                     704,006         550,278
  Shares issued to shareholders from reinvestment of
     dividends                                                     11,452             954
  Shares redeemed                                                 (15,664)             --
                                                              -----------      ----------
Net increase in number of shares                                  699,794         551,232
                                                              ===========      ==========

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               77

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                               SELECT ADVISERS MID CAP FUND
                                                              -------------------------------
                                                                               PERIOD FROM
                                                                            OCTOBER 31, 1997
                                                                              (COMMENCEMENT
                                                              SIX MONTHS     OF OPERATIONS)
                                                                 ENDED           THROUGH
                                                               JUNE 30,       DECEMBER 31,
                                                                 1998             1997
                                                              -----------   -----------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    28,795      $    7,917
  Net realized (loss) on investments and foreign currencies          (711)        (17,550)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                   342,497           5,469
                                                              -----------      ----------
     Net increase (decrease) in net assets resulting from
      operations                                                  370,581          (4,164)
                                                              -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME          (28,936)         (7,734)
                                                              -----------      ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              3,977,976       3,218,128
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                     28,936           7,734
  Cost of shares redeemed                                         (85,344)             --
                                                              -----------      ----------
     Net increase in net assets derived from capital share
      transactions                                              3,921,568       3,225,862
                                                              -----------      ----------
NET INCREASE IN NET ASSETS                                      4,263,213       3,213,964
NET ASSETS -- BEGINNING OF PERIOD                               3,213,964              --
                                                              -----------      ----------
NET ASSETS -- END OF PERIOD                                   $ 7,477,177      $3,213,964
                                                              ===========      ==========
Accumulated undistributed net realized (loss) on investments
  included in net assets at end of period                     $   (18,261)     $  (17,550)
                                                              ===========      ==========
Accumulated undistributed net investment income included in
  net assets at end of period                                 $        42      $      183
                                                              ===========      ==========
SHARE ACTIVITY:
  Shares sold                                                     377,561         322,491
  Shares issued to shareholders from reinvestment of
     dividends                                                      2,691             785
  Shares redeemed                                                  (8,238)             --
                                                              -----------      ----------
Net increase in number of shares                                  372,014         323,276
                                                              ===========      ==========

See accompanying notes to financial statements.

 78              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   TOTAL RETURN FUND
                                       --------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                        YEARS ENDED DECEMBER 31,
                                        JUNE 30,     ------------------------------------------------------------
                                          1998          1997         1996         1995         1994        1993
                                       -----------   ----------   ----------   ----------   ----------   --------
                                       (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $     16.38   $    13.27   $    11.54   $     9.70   $    10.10   $   9.46
  Net investment income                       0.10         0.25         0.24         0.31         0.21       0.23
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments             2.32         3.63         2.26         2.49        (0.10)      0.79
                                       -----------   ----------   ----------   ----------   ----------   --------
    Total from investment operations          2.42         3.88         2.50         2.80         0.11       1.02
                                       -----------   ----------   ----------   ----------   ----------   --------
  Dividends from net investment
    income                                  (0.10)        (0.23)       (0.25)       (0.31)       (0.28)     (0.24)
  Dividends from net realized gain
    from investment transactions                --        (0.52)       (0.52)       (0.65)       (0.23)     (0.14)
  Dividends in excess of net realized
    gain from investment transactions           --        (0.02)          --           --           --         --
                                       -----------   ----------   ----------   ----------   ----------   --------
    Total distributions                     (0.10)        (0.77)       (0.77)       (0.96)       (0.51)     (0.38)
                                       -----------   ----------   ----------   ----------   ----------   --------
    Net increase (decrease) in net
      asset value                             2.32         3.11         1.73         1.84        (0.40)      0.64
                                       -----------   ----------   ----------   ----------   ----------   --------
NET ASSET VALUE --
  END OF PERIOD                        $     18.70   $    16.38   $    13.27   $    11.54   $     9.70   $  10.10
                                       ===========   ==========   ==========   ==========   ==========   ========
Total Return                                 14.77%       29.43%       21.84%       29.09%        1.07%     10.92%
Ratios and supplemental data:
  Net Assets, end of period (000)      $ 2,255,967   $1,849,241   $1,179,876   $  814,964   $  534,821   $456,243
  Ratio of expenses to average net
    assets                                    0.65%*       0.54%        0.51%        0.51%        0.52%      0.53%
  Ratio of net investment income to
    average net assets                        1.14%*       1.54%        1.99%        2.84%        2.76%      2.51%
  Portfolio turnover                          3.26%*      13.85%       16.18%       16.12%       12.06%      9.79%

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               79

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                           CAPITAL APPRECIATION FUND
                                      -------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                     YEARS ENDED DECEMBER 31,
                                       JUNE 30,     -----------------------------------------------------
                                         1998         1997        1996       1995       1994       1993
                                      ----------    --------    --------    -------    -------    -------
                                      (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $    21.21    $  16.28    $  13.48    $ 10.92    $ 11.20    $ 10.46
  Net investment income                     0.10        0.20        0.21       0.23       0.18       0.26
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments           3.99        5.39        3.29       2.96      (0.28)      0.74
                                      ----------    --------    --------    -------    -------    -------
    Total from investment
      operations                            4.09        5.59        3.50       3.19      (0.10)      1.00
                                      ----------    --------    --------    -------    -------    -------
  Dividends from net investment
    income                                 (0.10)      (0.20)      (0.22)     (0.23)     (0.18)     (0.26)
  Dividends in excess of net
    investment income                      (0.01)         --          --         --         --         --
  Dividends from net realized gain
    from investment transactions              --       (0.46)      (0.48)     (0.40)        --         --
                                      ----------    --------    --------    -------    -------    -------
    Total distributions                    (0.11)      (0.66)      (0.70)     (0.63)     (0.18)     (0.26)
                                      ----------    --------    --------    -------    -------    -------
    Net increase (decrease) in net
      asset value                           3.98        4.93        2.80       2.56      (0.28)      0.74
                                      ----------    --------    --------    -------    -------    -------
NET ASSET VALUE --
  END OF PERIOD                       $    25.19    $  21.21    $  16.28    $ 13.48    $ 10.92    $ 11.20
                                      ==========    ========    ========    =======    =======    =======
Total Return                               19.27%*     34.49%      26.14%     29.35%     (0.90)%     9.61%
Ratios and supplemental data:
  Net Assets, end of period (000)     $  754,239    $481,738    $211,474    $81,237    $60,442    $38,926
  Ratio of expenses to average net
    assets                                  0.67%*      0.56%       0.52%      0.54%      0.56%      0.59%
  Ratio of net investment income
    to average net assets                   0.92%*      1.10%       1.53%      1.89%      1.76%      2.82%
  Portfolio turnover                        1.34%*     10.88%      22.19%     20.28%     11.21%     16.87%

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

 80              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 GOVERNMENT BOND FUND
                                     ----------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                         YEARS ENDED DECEMBER 31,
                                      JUNE 30,     --------------------------------------------------------------
                                        1998          1997         1996         1995         1994         1993
                                     -----------   ----------   ----------   ----------   ----------   ----------
                                     (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $     11.38   $    11.04   $    11.36   $    10.20   $    11.26   $    10.92
  Net investment income                     0.33         0.17         0.69         0.71         0.69         0.71
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments           0.12         0.34        (0.32)        1.16        (1.06)        0.32
                                     -----------   ----------   ----------   ----------   ----------   ----------
    Total from investment
      operations                            0.45         0.51         0.37         1.87        (0.37)        1.03
                                     -----------   ----------   ----------   ----------   ----------   ----------
  Dividends from net investment
    income                                 (0.33)       (0.17)       (0.69)       (0.71)       (0.69)       (0.66)
  Dividends from net realized gain
    from investment transactions              --           --           --           --           --        (0.03)
                                     -----------   ----------   ----------   ----------   ----------   ----------
    Total distributions                    (0.33)       (0.17)       (0.69)       (0.71)       (0.69)       (0.69)
                                     -----------   ----------   ----------   ----------   ----------   ----------
    Net increase (decrease) in net
      asset value                           0.12         0.34        (0.32)        1.16        (1.06)        0.34
                                     -----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE --
  END OF PERIOD                      $     11.50   $    11.38   $    11.04   $    11.36   $    10.20   $    11.26
                                     ===========   ==========   ==========   ==========   ==========   ==========
Total Return                                3.99%*       9.67%        3.49%       18.74%       (3.23)%       9.52%
Ratios and supplemental data:
  Net Assets, end of period (000)    $   536,502   $  475,392   $  459,247   $  454,016   $  391,253   $  433,584
  Ratio of expenses to average net
    assets                                  0.57%*       0.53%        0.51%        0.51%        0.51%        0.53%
  Ratio of net investment income to
    average net assets                      5.93%*       6.19%        6.23%        6.45%        6.46%        5.91%
  Portfolio turnover                       20.10%*      68.61%       33.75%       97.05%      111.40%      175.37%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               81

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                     MONEY MARKET FUND
                             ------------------------------------------------------------------
                             SIX MONTHS
                               ENDED                     YEARS ENDED DECEMBER 31,
                              JUNE 30,     ----------------------------------------------------
                                1998         1997       1996       1995       1994       1993
                             ----------    --------   --------   --------   --------   --------
                             (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD        $     1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
  Net investment income            0.03        0.05       0.05       0.06       0.04       0.03
  Dividends from net
     investment income            (0.03)      (0.05)     (0.05)     (0.06)     (0.04)     (0.03)
                             ----------    --------   --------   --------   --------   --------
  Net increase (decrease)
     in net asset value              --          --         --         --         --         --
                             ----------    --------   --------   --------   --------   --------
NET ASSET VALUE --
  END OF PERIOD              $     1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                             ==========    ========   ========   ========   ========   ========
Total Return                       2.62%*      5.26%      5.12%      5.66%      3.88%      2.76%
Ratios and supplemental
  data:
  Net Assets, end of
     period (000)            $1,198,092    $993,597   $983,529   $737,408   $828,027   $351,798
  Ratio of expenses to
     average net assets            0.47%*      0.51%      0.51%      0.52%      0.54%      0.53%
  Ratio of net investment
     income to average net
     assets                        5.25%*      5.16%      5.00%      5.51%      4.00%      2.72%

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return is not annualized.

See accompanying notes to financial statements.

 82              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               SMALL COMPANY FUND
                                         ---------------------------------------------------------------
                                                                                         PERIOD FROM
                                         SIX MONTHS                                   OCTOBER 23, 1995
                                            ENDED         YEARS ENDED DECEMBER 31,    (COMMENCEMENT OF
                                          JUNE 30,        ------------------------   OPERATIONS) THROUGH
                                            1998            1997            1996      DECEMBER 31, 1995
                                         -----------      --------        --------   -------------------
                                         (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                  $  15.85        $  13.89        $  11.42         $ 10.00
  Net investment income                       0.02              --            0.06            0.02
  Net realized gain and unrealized
     appreciation on investments and
     translation of assets and
     liabilities in foreign
     currencies                               0.95            2.41            2.55            1.42
                                          --------        --------        --------         -------
     Total from investment operations         0.97            2.41            2.61            1.44
                                          --------        --------        --------         -------
  Dividends from net investment
     income                                     --              --           (0.06)          (0.02)
  Dividends from net realized gain
     from investments and foreign
     currencies                                 --           (0.45)             --              --
  Dividends in excess of net realized
     gain from investments and
     foreign currencies                         --              --           (0.08)             --
                                          --------        --------        --------         -------
     Total distributions                        --           (0.45)          (0.14)          (0.02)
                                          --------        --------        --------         -------
     Net increase in net asset value          0.97            1.96            2.47            1.42
                                          --------        --------        --------         -------
NET ASSET VALUE -- END OF PERIOD          $  16.82        $  15.85        $  13.89         $ 11.42
                                          ========        ========        ========         =======
Total Return                                  6.12%*         17.35%          22.83%          14.38%*
Ratios and supplemental data:
  Net Assets, end of period (000)         $395,171        $343,808        $180,840         $17,155
  Ratio of expenses to average net
     assets                                   1.07%*          1.11%           1.20%           1.25%*
  Ratio of expenses to average net
     assets**                                   --              --            1.20%           1.74%*
  Ratio of net investment income to
     average net assets                       0.20%*          0.05%           0.60%           1.32%*
  Ratio of net investment income to
     average net assets**                       --              --            0.60%           0.83%*
  Portfolio turnover                         61.88%*        134.38%         136.74%           9.03%*

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               83

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                     INCOME FUND            STRATEGIC GROWTH FUND                 STRATEGIC VALUE FUND
                                   ----------------   ----------------------------------   ----------------------------------
                                     PERIOD FROM                        PERIOD FROM                          PERIOD FROM
                                   JANUARY 20, 1998                   OCTOBER 31, 1997                     OCTOBER 31, 1997
                                    (COMMENCEMENT     SIX MONTHS       (COMMENCEMENT       SIX MONTHS       (COMMENCEMENT
                                    OF OPERATIONS)       ENDED         OF OPERATIONS)         ENDED         OF OPERATIONS)
                                   THROUGH JUNE 30,    JUNE 30,     THROUGH DECEMBER 31,    JUNE 30,     THROUGH DECEMBER 31,
                                         1998            1998               1997              1998               1997
                                   ----------------   -----------   --------------------   -----------   --------------------
                                     (UNAUDITED)      (UNAUDITED)                          (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $ 10.00          $ 10.21           $ 10.00            $ 10.15           $ 10.00
  Net investment income                   0.20               --              0.01               0.03              0.01
  Net realized gain and
    unrealized appreciation on
    investments                           0.06             1.06              0.21               0.28              0.15
                                       -------          -------           -------            -------           -------
    Total from investment
      operations                          0.26             1.06              0.22               0.31              0.16
                                       -------          -------           -------            -------           -------
  Dividends from net investment
    income                               (0.20)              --             (0.01)             (0.03)            (0.01)
                                       -------          -------           -------            -------           -------
    Net increase in net asset
      value                               0.06             1.06              0.21               0.28              0.15
                                       -------          -------           -------            -------           -------
NET ASSET VALUE -- END OF PERIOD       $ 10.06          $ 11.27           $ 10.21            $ 10.43           $ 10.15
                                       =======          =======           =======            =======           =======
Total Return                              2.62%*          10.38%*            2.20%*             3.06%*            1.63%*
Ratios and supplemental data:
  Net Assets, end of period (000)      $ 3,032          $ 6,609           $ 1,347            $10,264           $ 1,469
  Ratio of expenses to average
    net assets                            0.75%*           1.00%*            1.00%*             1.00%*            1.00%*
  Ratio of expenses to average
    net assets**                          0.97%*           1.69%*            6.33%*             1.33%*            5.54%*
  Ratio of net investment income
    to average net assets                 4.84%*           0.02%*            0.68%*             0.88%*            0.96%*
  Ratio of net investment income
    to average net assets**               4.62%*          (0.67)%*          (4.65)%*            0.55%*           (3.58)%*
  Portfolio turnover                     78.16%*         157.77%*           27.32%*            21.62%*            5.38%*

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 84              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              EQUITY INCOME FUND                 HIGH INCOME BOND FUND
                                       ---------------------------------   ---------------------------------
                                                        PERIOD FROM                         PERIOD FROM
                                                      OCTOBER 31, 1997                    OCTOBER 31, 1997
                                       SIX MONTHS      (COMMENCEMENT       SIX MONTHS      (COMMENCEMENT
                                         ENDED         OF OPERATIONS)        ENDED         OF OPERATIONS)
                                        JUNE 30,    THROUGH DECEMBER 31,    JUNE 30,    THROUGH DECEMBER 31,
                                          1998              1997              1998              1997
                                       ----------   --------------------   ----------   --------------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                $ 10.16           $ 10.00           $ 10.12           $ 10.00
  Net investment income                    0.04              0.02              0.31              0.11
  Net realized gain and unrealized
     appreciation on investments           0.86              0.16              0.25              0.12
                                        -------           -------           -------           -------
     Total from investment operations      0.90              0.18              0.56              0.23
                                        -------           -------           -------           -------
  Dividends from net investment
     income                               (0.04)            (0.02)            (0.31)            (0.11)
                                        -------           -------           -------           -------
     Net increase in net asset value       0.86              0.16              0.25              0.12
                                        -------           -------           -------           -------
NET ASSET VALUE -- END OF PERIOD        $ 11.02           $ 10.16           $ 10.37           $ 10.12
                                        =======           =======           =======           =======
Total Return                               8.89%*            1.77%*            5.50%*            2.28%*
Ratios and supplemental data:
  Net Assets, end of period (000)       $ 8,564           $ 1,610           $19,276           $ 6,029
  Ratio of expenses to average net
     assets                                0.95%*            0.95%*            0.95%*            0.95%*
  Ratio of expenses to average net
     assets**                              1.35%*            5.63%*            1.21%*            2.18%*
  Ratio of net investment income to
     average net assets                    1.03%*            1.34%*            7.59%*            8.96%*
  Ratio of net investment income to
     average net assets**                  0.63%*           (3.34)%*           7.33%*            5.73%*
  Portfolio turnover                      23.25%*           14.52%*           18.73%*            7.37%*

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               85

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                 BALANCED FUND                  MULTI SECTOR BOND FUND
                                       ---------------------------------   ---------------------------------
                                                        PERIOD FROM                         PERIOD FROM
                                                      OCTOBER 31, 1997                    OCTOBER 31, 1997
                                       SIX MONTHS      (COMMENCEMENT       SIX MONTHS      (COMMENCEMENT
                                         ENDED         OF OPERATIONS)        ENDED         OF OPERATIONS)
                                        JUNE 30,    THROUGH DECEMBER 31,    JUNE 30,    THROUGH DECEMBER 31,
                                          1998              1997              1998              1997
                                       ----------   --------------------   ----------   --------------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                $ 10.10           $ 10.00           $ 10.05           $ 10.00
  Net investment income                    0.13              0.05              0.19              0.05
  Net realized gain and unrealized
     appreciation on investments           0.56              0.10              0.01              0.05
                                        -------           -------           -------           -------
     Total from investment operations      0.69              0.15              0.20              0.10
                                        -------           -------           -------           -------
  Dividends from net investment
     income                               (0.13)            (0.05)            (0.19)            (0.05)
                                        -------           -------           -------           -------
     Net increase in net asset value       0.56              0.10              0.01              0.05
                                        -------           -------           -------           -------
NET ASSET VALUE -- END OF PERIOD        $ 10.66           $ 10.10           $ 10.06           $ 10.05
                                        =======           =======           =======           =======
Total Return                               6.83%*            1.46%*            2.02%*            1.04%*
Ratios and supplemental data:
  Net Assets, end of period (000)       $18,929           $ 1,886           $19,665           $ 2,032
  Ratio of expenses to average net
     assets                                0.90%*            0.90%*            0.90%*            0.90%*
  Ratio of expenses to average net
     assets**                              1.02%*            4.90%*            0.97%*            4.41%*
  Ratio of net investment income to
     average net assets                    3.91%*            4.08%*            6.04%*            4.77%*
  Ratio of net investment income to
     average net assets**                  3.79%*            0.08%*            5.97%*            1.26%*
  Portfolio turnover                      94.98%*            0.19%*          139.63%*           48.90%*

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 86              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SMALL CAP VALUE FUND                 GLOBAL EQUITY FUND
                                       ---------------------------------   ---------------------------------
                                                        PERIOD FROM                         PERIOD FROM
                                                      OCTOBER 31, 1997                    OCTOBER 31, 1997
                                       SIX MONTHS      (COMMENCEMENT       SIX MONTHS      (COMMENCEMENT
                                         ENDED         OF OPERATIONS)        ENDED         OF OPERATIONS)
                                        JUNE 30,    THROUGH DECEMBER 31,    JUNE 30,    THROUGH DECEMBER 31,
                                          1998              1997              1998              1997
                                       ----------   --------------------   ----------   --------------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                                $  9.79           $ 10.00           $ 10.10           $ 10.00
  Net investment income                      --              0.01              0.06              0.02
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments         0.40             (0.17)             1.38              0.10
                                        -------           -------           -------           -------
     Total from investment operations      0.40             (0.16)             1.44              0.12
                                        -------           -------           -------           -------
  Dividends from net investment
     income                                  --             (0.01)            (0.13)            (0.02)
  Dividends from net realized gain
     from investment transactions and
     foreign currencies                      --             (0.04)               --                --
                                        -------           -------           -------           -------
     Total distributions                     --             (0.05)            (0.13)            (0.02)
                                        -------           -------           -------           -------
     Net increase (decrease) in net
       asset value                         0.40             (0.21)             1.31              0.10
                                        -------           -------           -------           -------
NET ASSET VALUE -- END OF PERIOD        $ 10.19           $  9.79           $ 11.41           $ 10.10
                                        =======           =======           =======           =======
Total Return                               4.09%*           (1.61)%*          14.23%*            1.18%*
Ratios and supplemental data:
  Net Assets, end of period (000)       $22,451           $ 2,069           $14,278           $ 5,566
  Ratio of expenses to average net
     assets                                1.05%*            1.05%*            1.20%*            1.20%*
  Ratio of expenses to average net
     assets**                              1.55%*            6.31%*            1.46%*            2.84%*
  Ratio of net investment income to
     average net assets                   (0.09)%*           0.50%*            1.20%*            1.00%*
  Ratio of net investment income to
     average net assets**                 (0.59)%*          (4.76)%*           0.94%*           (0.64)%*
  Portfolio turnover                      85.10%*            8.38%*           27.54%*            9.32%*

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               87

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  SELECT ADVISERS MID CAP FUND
                                                               ----------------------------------
                                                                                 PERIOD FROM
                                                                               OCTOBER 31, 1997
                                                               SIX MONTHS       (COMMENCEMENT
                                                                  ENDED         OF OPERATIONS)
                                                                JUNE 30,     THROUGH DECEMBER 31,
                                                                  1998               1997
                                                               -----------   --------------------
                                                               (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                           $  9.94           $ 10.00
  Net investment income                                             0.05              0.02
  Net realized gain (loss) and unrealized appreciation
     (depreciation) on investments                                  0.81             (0.06)
                                                                 -------           -------
     Total from investment operations                               0.86             (0.04)
                                                                 -------           -------
  Dividends from net investment income                             (0.05)            (0.02)
  Dividends from net realized gain from investment
     transactions and foreign currencies                              --                --
                                                                 -------           -------
     Total distributions                                           (0.05)            (0.02)
                                                                 -------           -------
     Net increase (decrease) in net asset value                     0.81             (0.06)
                                                                 -------           -------
NET ASSET VALUE -- END OF PERIOD                                 $ 10.75           $  9.94
                                                                 =======           =======
Total Return                                                        8.63%*           (0.36)%*
Ratios and supplemental data:
  Net Assets, end of period (000)                                $ 7,477           $ 3,214
  Ratio of expenses to average net assets                           1.20%*            1.20%*
  Ratio of expenses to average net assets**                         1.67%*            3.31%*
  Ratio of net investment income to average net assets              1.10%*            1.55%*
  Ratio of net investment income to average net assets**            0.63%*           (0.56)%*
  Portfolio turnover                                               41.47%*            7.81%*

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

 88              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Separate Account Trust (Trust) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to other open-end investment companies created by Nationwide Advisory Services, Inc., the Trust's investment manager, as well as to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts business trust as of June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.

The Trust offers shares in fifteen series. The Funds listed below consist of diversified portfolios and non-diversified(*) portfolios.

     Total Return Fund
     Capital Appreciation Fund
     Government Bond Fund
     Money Market Fund
     Nationwide Small Company Fund (Small Company Fund)
     Nationwide Income Fund (Income Fund)
     Nationwide Strategic Growth Fund (Strategic Growth Fund)
     Nationwide Strategic Value Fund (Strategic Value Fund)
     Nationwide Equity Income Fund (Equity Income Fund)
     Nationwide High Income Bond Fund (High Income Bond Fund)
     Nationwide Balanced Fund (Balanced Fund)
     Nationwide Multi Sector Bond Fund (Multi Sector Bond Fund)
     Nationwide Small Cap Value Fund* (Small Cap Value Fund)
     Nationwide Global Equity Fund (Global Equity Fund)
     Nationwide Select Advisers Mid Cap Fund* (Select Advisers Mid Cap Fund)

The Trust's Declaration of Trust was amended in 1997 to create the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund. On October 31, 1997, these Funds commenced operations and were capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $1,000,000 for each of the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, Balanced Fund, Multi-Sector Bond Fund, and Small Cap Value Fund; $5,000,000 for each of the High Income Bond Fund, and Global Equity Fund; and $3,000,000 for the Select Advisers Mid Cap Fund.

On January 4, 1997, the Trust's registration statement as to the Nationwide Separate Account Trust Income Fund's shares became effective. On January 16, 1998, the Income Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $2,000,000. It commenced operations on January 20, 1998.

(a) INVESTMENT VALUATION

     1) All Funds (except the High Income Bond Fund and the Money Market Fund):
        Securities traded on a national securities exchange are valued at the last quoted sale price, as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               89

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

        price, or if no sale price, the quoted bid price. U.S. Government securities are valued at the quoted bid price. Bonds are valued by a combination of daily quotes and matrix evaluations.

        Portfolio securities for the High Income Bond Fund traded on a national securities exchange and in the over-the-counter (OTC) market are valued at the last quoted sale price, or if no sale, the mean between the last closing bid and asked price shall be used.

        Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser are valued in accordance with procedures authorized by the Board of Trustees.

        Portfolio securities for the Money Market Fund are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940 as amended.

     2) MORTGAGE ROLLS. The Multi-Sector Bond Fund and Balanced Fund may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security.

     3) REPURCHASE AGREEMENTS. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/ Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

     4) Small Company Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund:

        FOREIGN CURRENCY TRANSACTIONS. Fluctuation in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

        FORWARD FOREIGN CURRENCY CONTRACTS. The Funds may enter into forward currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

        At or before the closing of a forward contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and

 90              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

        engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

        Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

(a) SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or discount.

(b) FEDERAL INCOME TAXES

    Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

    As of December 31, 1997, the Government Bond Fund, Money Market Fund, Strategic Growth Fund, Equity Income Fund, High Income Bond Fund, Global Equity Fund, and Select Advisers Mid Cap Fund had net capital loss carryforwards in the amounts of $957,707, $6,542, $23,668, $11,852, $1,529,
    $2,262, and $17,550, respectively. The Government Bond Fund carryforwards will expire within 5 to 6 years, the Money Market Fund carryforwards will expire within 7 years, and the Strategic Growth Fund, Equity Income Fund, High Income Bond Fund, Global Equity Fund, and Select Advisers Mid Cap Fund carryforwards will each expire within 8 years.

(c) DIVIDENDS TO SHAREHOLDERS

     1) All Funds except the Money Market Fund:

        Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

     2) Money Market:

        Dividends from net investment income are declared daily and paid monthly.

     3) All Funds

        Net realized gains, if any, are declared and distributed at least annually.

        Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differ-

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               91

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

        ences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of capital.

        Accordingly, the undistributed (distributions in excess of) net investment income, distributions in excess of net realized gain and capital have been adjusted as of December 31, 1997 by the following amounts:

                                                           UNDISTRIBUTED
                                                         (DISTRIBUTIONS IN      UNDISTRIBUTED
                                                            EXCESS OF)        (DISTRIBUTIONS IN
                                                          NET INVESTMENT         EXCESS OF)        PAID IN
                                                              INCOME          NET REALIZED GAIN    CAPITAL
                                                         -----------------   -------------------   --------
           Total Return Fund...........................      $(199,606)           $ 199,606
           Small Company Fund..........................        106,582             (591,620)       485,038
           Global Equity Fund..........................         (3,580)               3,580

(d) EXPENSES

     Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all funds in the Trust are allocated based on average net assets.

(e) ORGANIZATION EXPENSES

   Initial organization expenses of the Small Company Fund, Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund were paid by the investment adviser and will be reimbursed by the Funds. Such organization costs have been deferred and will be amortized over a period of sixty months from the commencement of operations.

(f) USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2 -- TRANSACTIONS WITH AFFILIATES

Investment advisory services are provided to the Trust by Nationwide Advisory Services, Inc. (NAS), an affiliated company. Under the terms of the investment advisory agreement, NAS is entitled to receive fees based on a percentage of the average daily net assets of the Funds. See management fee schedule in the following table.

Fees may be voluntarily waived or reimbursed to the Funds in order to maintain expense ratios to be at or below stated expense cap.

 92              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

As stated above, NAS earns an annual management fee based on average daily net assets. From such fees, pursuant to sub-investment advisory agreements, NAS pays subadvisory fees to the following entities for investment management evaluation services:

FUND                                            SUBADVISER(S)
----                                            -------------
Small Company Fund                              The Dreyfus Corporation
                                                Neuberger and Berman, LLC
                                                Pictet International Management Limited and
                                                Van Eck Associates Corporation
                                                Strong Capital Management, Inc.
                                                Warburg Pincus Asset Management, Inc.
Income Fund                                     NCM Capital Management Group, Inc.
                                                Smith Graham & Co. Asset Managers, L.P.
Strategic Growth Fund                           Strong Capital Management, Inc.
Strategic Value Fund                            Strong Capital Management, Inc.
Equity Income Fund                              Federated Investment Counseling
High Income Bond Fund                           Federated Investment Counseling
Balanced Fund                                   Salomon Brothers Asset Management, Inc.
Multi Sector Bond Fund                          Salomon Brothers Asset Management, Inc.
Small Cap Value Fund                            The Boston Company Asset Manager
Global Equity Fund                              J.P. Morgan Investment Management, Inc.
Select Advisers Mid Cap Fund                    First Pacific Advisors, Inc.
                                                Pilgrim Baxter and Associates, Ltd.
                                                Rice, Hall, James and Associates

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               93

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Additional information regarding investment advisory fees collected and paid to subadvisers is as follows for the period ending June 30, 1998.

                                                         ADVISORY                 TOTAL                     FEES PAID
                                    AVERAGE DAILY          FEE     SUBADVISORY   ADVISORY      NAS FEES         TO
FUND                                  NET ASSETS         RETAINED      FEE         FEES       COLLECTED     SUBADVISER
------------------------------  ----------------------   --------  -----------   --------     ----------    ----------

Total Return                                                                                  $6,049,855            --
  and Capital Appreciation                                                                    $1,866,584            --
                                Up to $1 billion         0.60%          --       0.60%
                                Next $1 billion          0.575%         --       0.575%
                                Next $3 billion          0.55%          --       0.55%
                                $5 billion or more       0.50%          --       0.50%
Government Bond                                                                               $1,253,867            --
                                Up to $1 billion         0.50%          --       0.50%
                                Next $1 billion          0.475%         --       0.475%
                                Next $3 billion          0.45%          --       0.45%
                                $5 billion or more       0.40%          --       0.40%
Money Market                                                                                  $2,130,197            --
                                Up to $1 billion         0.40%          --       0.40%
                                Next $1 billion          0.38%          --       0.38%
                                Next $3 billion          0.36%          --       0.36%
                                $5 billion or more       0.34%          --       0.34%
Small Company                   All                      0.40%        0.60%      1.00%        $1,844,661    $1,084,705
Income                          Up to $100 million       0.20%        0.25%      0.45%        $   5,043*       17,753*
                                $100 million or more     0.30%        0.15%      0.45%
Strategic Growth and                                                                          $   15,984    $    8,880
  Strategic Value               Up to $500 million       0.40%        0.50%      0.90%        $   23,539    $   13,077
                                $500 million or more     0.45%        0.45%      0.90%
Equity Income and                                                                             $   18,850    $    9,425
  High Income Bond                                                                            $   45,766    $   22,883
                                Up to $50 million        0.40%        0.40%      0.80%
                                Next $200 million        0.55%        0.25%      0.80%
                                Next $250 million        0.60%        0.20%      0.80%
                                $500 million or more     0.65%        0.15%      0.80%
Balanced                                                                                      $   33,969    $   15,854
                                Up to $150 million       0.40%        0.35%      0.75%
                                Next $350 million        0.45%        0.30%      0.75%
                                $500 million or more     0.50%        0.25%      0.75%
Multi Sector Bond                                                                             $   35,114    $   16,386
                                Up to $50 million        0.40%        0.35%      0.75%
                                Next $150 million        0.45%        0.30%      0.75%
                                Next $300 million        0.50%        0.25%      0.75%
                                $500 million or more     0.55%        0.20%      0.75%
Small Cap Value                                                                               $   40,487    $   22,493
                                Up to $200 million       0.40%        0.50%      0.90%
                                $200 million or more     0.45%        0.45%      0.90%
Global Equity                                                                                 $   47,252    $   28,351
                                Up to $50 million        0.40%        0.60%      1.00%
                                $50 million or more      0.45%        0.55%      1.00%
Select Advisors Mid Cap                                                                       $   27,456    $   16,997
                                Up to $50 million        0.40%        0.65%      1.05%
                                $50 million or more      0.55%        0.50%      1.05%

------------------------------------------------------
* $5,043 represents 0.45% of average daily net assets. Subject to the subadvisory agreement, NAS remits to the subadvisor 0.25% and 0.15% of the total. However, minimum annual amounts included in the agreements of $15,000 for NCM Capital Management Group, Inc. and $25,000 for Smith & Graham & Co. Asset Managers, L.P. are the responsibility of NAS. The total fees paid to the subadvisors of $17, 753 include these minimum amounts.

 94              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

The following table illustrates waived and reimbursed expenses of the Funds:

                                                                                   TOTAL
                                                                  OTHER           EXPENSES
                                   TOTAL         NAS FEES       EXPENSES          WAIVED/
                                 EXPENSES        WAIVED*       REIMBURSED        REIMBURSED      NET EXPENSE
                               -------------    ----------    -------------    --------------    -----------
Income Fund                       $10,906        $ (2,501)      $     --          $ (2,501)        $ 8,405
Strategic Growth Fund              30,035          (8,525)        (3,751)          (12,276)         17,759
Strategic Value Fund               34,827          (8,673)            --           ( 8,673)         26,154
Equity Income Fund                 31,742          (9,358)            --            (9,358)         22,384
High Income Bond Fund              69,253         (14,906)            --           (14,906)         54,347
Balanced Fund                      46,193          (5,430)            --            (5,430)         40,763
Multi Sector Bond Fund             45,331          (3,195)            --            (3,195)         42,136
Small Cap Value Fund               69,748         (21,593)          (920)          (22,513)         47,235
Global Equity Fund                 69,055         (12,354)            --           (12,354)         56,702
Select Advisers Mid Cap
  Fund                             43,590         (12,212)            --           (12,212)         31,378

---------------
* Fees Waived include Investment Management, Administration and Transfer and Dividend Disbursing Agent fees.

Per the Fund Administration Agreement, NAS also receives for its services for the Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          Up to $1 billion                      0.05%
          $1 billion and more                   0.04%

For the Income Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund, NAS receives for its services for each Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          Up to $250 million                    0.07%
          Next $750 million                     0.05%
          $1 billion and more                   0.04%

Effective November 1,1997, NISI (Nationwide Investors Services, Inc.) receives for its service as Transfer and Dividend Disbursing Agent for each Fund a fee of 0.01% of average daily net assets, calculated daily and paid monthly.

3 -- BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. No compensating balances are required.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               95

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the period ended June 30, 1998 are summarized as follows:

                                  LONG-TERM SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                PURCHASES        SALES        PURCHASES        SALES
                               ------------   ------------   ------------   ------------
Total Return Fund              $198,689,699   $ 65,414,451   $342,422,833   $343,807,550
Capital Appreciation Fund       156,659,099      7,943,857             --             --
Government Bond Fund             14,261,252     21,462,334    152,853,324     70,337,322
Money Market Fund                        --             --    293,060,171    298,786,272
Small Company Fund              238,245,259    210,985,117     35,558,412     32,835,167
Income Fund                         957,575        135,777      3,774,116      1,799,592
Strategic Growth Fund             9,479,923      4,968,157             --             --
Strategic Value Fund             10,118,976      1,169,833             --             --
Equity Income Fund                7,259,757      1,076,150             --             --
High Income Bond Fund            14,052,967      2,081,795             --             --
Balanced Fund                    18,874,852      5,013,980      3,624,906      2,742,516
Multi Sector Bond Fund           22,962,857     10,088,770      1,299,509        846,914
Small Cap Value Fund             27,739,105      7,741,554             --             --
Global Equity Fund                9,622,633      2,474,060             --             --
Select Advisers Mid Cap Fund      4,832,330      1,753,859         99,545             --

Realized gains and losses have been computed on the specific identification basis. Included in net unrealized appreciation (depreciation) for the period ended June 30, 1998, based on cost for federal income tax purposes, excluding forward currency contracts for the Small Company Fund, Global Equity Fund and Multi Sector Bond Fund are the following components:

                                                                                NET
                                                GROSS          GROSS         UNREALIZED
                                              UNREALIZED     UNREALIZED     APPRECIATION
                                                GAINS          LOSSES      (DEPRECIATION)
                                             ------------   ------------   --------------
Total Return Fund                            $872,346,206   $(32,055,058)   $840,291,148
Capital Appreciation Fund                     227,659,927     (7,953,737)    219,706,190
Government Bond Fund                           20,272,105        (65,485)     20,206,620
Small Company Fund                             69,892,190    (16,234,001)     53,658,189
Income Fund                                        21,073         (1,043)         20,030
Strategic Growth Fund                             536,724        (67,790)        468,934
Strategic Value Fund                              478,773       (605,910)       (127,137)
Equity Income Fund                                514,072       (175,034)        339,038
High Income Bond Fund                             203,523       (138,945)         64,578
Balanced Fund                                     451,549       (323,067)        128,482
Multi Sector Bond Fund                             58,267       (288,625)       (230,358)
Small Cap Value Fund                              512,202     (1,730,154)     (1,217,952)
Global Equity Fund                              1,197,746       (460,768)        736,978
Select Advisers Mid Cap Fund                      611,184       (277,277)        333,907

 96              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT